Shareholder Report		12 Months Ended
	Nov. 01, 2024	Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Harbor Funds
Entity Central Index Key		0000793769
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000166746
Shareholder Report [Line Items]
Fund Name		Harbor Capital Appreciation Fund
Class Name		Retirement Class
Trading Symbol		Ticker: HNACX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Capital Appreciation Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$67	0.59%

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		0.59%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Jennison Associates LLC

Performance Summary

The Retirement Class shares of the Fund returned 25.53% for the year ended October 31, 2025, while the Russell 1000® Growth Index and the S&P 500 Index returned 30.52% and 21.45%, respectively, during the same period.

Top contributors to relative performance included:

• Positions in the Industrials, Consumer Staples, and Technology sectors. Top performers within the Industrials sector were GE Aerospace, Boeing Co., and Uber Technologies, Inc. Walmart, Inc. led gains within the Consumer Staples sector, while accelerated spending on Artificial Intelligence applications drove meaningful advances for investments in the Technology sector, including Broadcom, Inc. and CrowdStrike Holdings, Inc.

Top detractors from relative performance included:

• Positions in the Health Care, Consumer Discretionary, and Communication Services sectors. Within the Health Care sector, shares of Novo Nordisk AS and Vertex Pharmaceuticals, Inc. declined. In the Consumer Discretionary sector, an underweight position in Tesla, Inc. was the primary detractor. Trade Desk, Inc. lost value during the period, holding back the Communication Services sector.

Line Graph [Table Text Block]
	Retirement Class	S&P 500 Index	Russell 1000® Growth Index
Nov-15	$1,010,571	$1,002,974	$1,002,807
Dec-15	$995,108	$987,155	$988,091
Jan-16	$910,341	$938,168	$932,928
Feb-16	$912,960	$936,903	$932,530
Mar-16	$940,452	$1,000,460	$995,421
Apr-16	$934,069	$1,004,339	$986,332
May-16	$958,616	$1,022,375	$1,005,485
Jun-16	$928,342	$1,025,024	$1,001,536
Jul-16	$988,071	$1,062,815	$1,048,811
Aug-16	$985,126	$1,064,307	$1,043,600
Sep-16	$1,004,108	$1,064,509	$1,047,418
Oct-16	$987,908	$1,045,091	$1,022,821
Nov-16	$985,453	$1,083,795	$1,045,076
Dec-16	$984,795	$1,105,218	$1,058,013
Jan-17	$1,028,444	$1,126,180	$1,093,667
Feb-17	$1,069,832	$1,170,896	$1,139,093
Mar-17	$1,089,830	$1,172,262	$1,152,268
Apr-17	$1,121,306	$1,184,301	$1,178,621
May-17	$1,162,694	$1,200,967	$1,209,268
Jun-17	$1,155,391	$1,208,463	$1,206,081
Jul-17	$1,216,429	$1,233,313	$1,238,139
Aug-17	$1,245,992	$1,237,088	$1,260,835
Sep-17	$1,255,209	$1,262,607	$1,277,228
Oct-17	$1,310,161	$1,292,070	$1,326,718
Nov-17	$1,337,290	$1,331,698	$1,367,023
Dec-17	$1,346,037	$1,346,504	$1,377,665
Jan-18	$1,477,712	$1,423,597	$1,475,241
Feb-18	$1,451,920	$1,371,127	$1,436,559
Mar-18	$1,404,602	$1,336,283	$1,397,163
Apr-18	$1,422,638	$1,341,410	$1,402,044
May-18	$1,492,063	$1,373,714	$1,463,498
Jun-18	$1,494,002	$1,382,169	$1,477,589
Jul-18	$1,510,292	$1,433,604	$1,520,966
Aug-18	$1,583,208	$1,480,319	$1,604,127
Sep-18	$1,594,456	$1,488,745	$1,613,092
Oct-18	$1,434,661	$1,386,989	$1,468,838
Nov-18	$1,444,163	$1,415,253	$1,484,440
Dec-18	$1,333,095	$1,287,469	$1,356,811
Jan-19	$1,468,514	$1,390,641	$1,478,770
Feb-19	$1,532,672	$1,435,292	$1,531,679
Mar-19	$1,567,549	$1,463,183	$1,575,276
Apr-19	$1,628,262	$1,522,426	$1,646,447
May-19	$1,498,871	$1,425,679	$1,542,436
Jun-19	$1,615,344	$1,526,155	$1,648,364
Jul-19	$1,625,033	$1,548,090	$1,685,586
Aug-19	$1,600,920	$1,523,567	$1,672,677
Sep-19	$1,581,328	$1,552,074	$1,672,884
Oct-19	$1,631,707	$1,585,691	$1,720,045
Nov-19	$1,733,540	$1,643,250	$1,796,352
Dec-19	$1,778,187	$1,692,847	$1,850,550
Jan-20	$1,855,938	$1,692,183	$1,891,919
Feb-20	$1,751,643	$1,552,884	$1,763,076
Mar-20	$1,568,422	$1,361,083	$1,589,633
Apr-20	$1,804,261	$1,535,565	$1,824,853
May-20	$1,967,516	$1,608,701	$1,947,363
Jun-20	$2,106,341	$1,640,694	$2,032,160
Jul-20	$2,278,287	$1,733,205	$2,188,513
Aug-20	$2,582,717	$1,857,788	$2,414,351
Sep-20	$2,440,368	$1,787,198	$2,300,755
Oct-20	$2,329,965	$1,739,670	$2,222,618
Nov-20	$2,622,415	$1,930,101	$2,450,195
Dec-20	$2,748,404	$2,004,310	$2,562,883
Jan-21	$2,716,238	$1,984,075	$2,543,920
Feb-21	$2,742,076	$2,038,786	$2,543,331
Mar-21	$2,655,859	$2,128,076	$2,587,026
Apr-21	$2,859,142	$2,241,648	$2,763,044
May-21	$2,792,172	$2,257,305	$2,724,827
Jun-21	$3,015,757	$2,310,001	$2,895,777
Jul-21	$3,097,492	$2,364,875	$2,991,211
Aug-21	$3,208,493	$2,436,781	$3,103,049
Sep-21	$3,028,676	$2,323,446	$2,929,260
Oct-21	$3,292,865	$2,486,231	$3,182,979
Nov-21	$3,267,026	$2,469,004	$3,202,441
Dec-21	$3,180,866	$2,579,656	$3,270,149
Jan-22	$2,805,089	$2,446,166	$2,989,489
Feb-22	$2,649,986	$2,372,924	$2,862,514
Mar-22	$2,748,659	$2,461,030	$2,974,489
Apr-22	$2,356,804	$2,246,423	$2,615,285
May-22	$2,225,345	$2,250,545	$2,554,486
Jun-22	$2,048,806	$2,064,776	$2,352,142
Jul-22	$2,328,117	$2,255,158	$2,634,448
Aug-22	$2,214,627	$2,163,188	$2,511,725
Sep-22	$2,011,921	$1,963,962	$2,267,545
Oct-22	$2,106,496	$2,122,967	$2,400,080
Nov-22	$2,170,807	$2,241,607	$2,509,445
Dec-22	$1,982,603	$2,112,458	$2,317,330
Jan-23	$2,197,603	$2,245,192	$2,510,473
Feb-23	$2,163,872	$2,190,411	$2,480,658
Mar-23	$2,345,771	$2,270,831	$2,650,227
Apr-23	$2,374,458	$2,306,275	$2,676,374
May-23	$2,541,225	$2,316,299	$2,798,359
Jun-23	$2,714,928	$2,469,349	$2,989,726
Jul-23	$2,801,936	$2,548,677	$3,090,448
Aug-23	$2,774,825	$2,508,098	$3,062,700
Sep-23	$2,622,559	$2,388,517	$2,896,138
Oct-23	$2,589,458	$2,338,295	$2,854,905
Nov-23	$2,912,904	$2,551,841	$3,166,120
Dec-23	$3,050,353	$2,667,773	$3,306,322
Jan-24	$3,179,605	$2,712,603	$3,388,788
Feb-24	$3,445,991	$2,857,444	$3,619,995
Mar-24	$3,469,635	$2,949,382	$3,683,722
Apr-24	$3,294,356	$2,828,914	$3,527,474
May-24	$3,464,591	$2,969,186	$3,738,647
Jun-24	$3,695,984	$3,075,726	$3,990,749
Jul-24	$3,575,243	$3,113,165	$3,922,866
Aug-24	$3,684,319	$3,188,679	$4,004,570
Sep-24	$3,748,945	$3,256,780	$4,118,022
Oct-24	$3,734,129	$3,227,247	$4,104,395
Nov-24	$3,969,620	$3,416,689	$4,370,607
Dec-24	$3,982,855	$3,335,241	$4,409,187
Jan-25	$4,113,023	$3,428,119	$4,496,402
Feb-25	$3,975,178	$3,383,390	$4,334,861
Mar-25	$3,582,232	$3,192,755	$3,969,694
Apr-25	$3,693,904	$3,171,104	$4,040,000
May-25	$4,046,020	$3,370,710	$4,397,462
Jun-25	$4,284,719	$3,542,119	$4,677,831
Jul-25	$4,375,802	$3,621,613	$4,854,428
Aug-25	$4,366,379	$3,695,030	$4,908,700
Sep-25	$4,504,573	$3,829,899	$5,169,466
Oct-25	$4,687,436	$3,919,570	$5,357,247

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Retirement Class	25.53%	15.01%	16.71%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000® Growth Index	30.52%	19.24%	18.28%

AssetsNet		$ 29,703,490,000
Holdings Count | Holding		49
Advisory Fees Paid, Amount		$ 154,785,000
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$29,703,490
Number of Investments	49
Total Net Advisory Fees Paid (in thousands)	$154,785
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	47.6%
Communication Services	15.4%
Consumer Discretionary	15.4%
Health Care	7.0%
Financials	5.0%
Industrials	5.0%
Consumer Staples	2.8%
Utilities	1.6%

Material Fund Change [Text Block]
C000001973
Shareholder Report [Line Items]
Fund Name		Harbor Capital Appreciation Fund
Class Name		Institutional Class
Trading Symbol		Ticker: HACAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Capital Appreciation Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$76	0.67%

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Jennison Associates LLC

Performance Summary

The Institutional Class shares of the Fund returned 25.42% for the year ended October 31, 2025, while the Russell 1000® Growth Index and the S&P 500 Index returned 30.52% and 21.45%, respectively, during the same period.

Top contributors to relative performance included:

• Positions in the Industrials, Consumer Staples, and Technology sectors. Top performers within the Industrials sector were GE Aerospace, Boeing Co., and Uber Technologies, Inc. Walmart, Inc. led gains within the Consumer Staples sector, while accelerated spending on Artificial Intelligence applications drove meaningful advances for investments in the Technology sector, including Broadcom, Inc. and CrowdStrike Holdings, Inc.

Top detractors from relative performance included:

• Positions in the Health Care, Consumer Discretionary, and Communication Services sectors. Within the Health Care sector, shares of Novo Nordisk AS and Vertex Pharmaceuticals, Inc. declined. In the Consumer Discretionary sector, an underweight position in Tesla, Inc. was the primary detractor. Trade Desk, Inc. lost value during the period, holding back the Communication Services sector.

Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Russell 1000® Growth Index
Nov-15	$50,529	$50,149	$50,140
Dec-15	$49,755	$49,358	$49,405
Jan-16	$45,517	$46,908	$46,646
Feb-16	$44,192	$46,845	$46,627
Mar-16	$47,023	$50,023	$49,771
Apr-16	$46,703	$50,217	$49,317
May-16	$47,931	$51,119	$50,274
Jun-16	$46,409	$51,251	$50,077
Jul-16	$49,404	$53,141	$52,441
Aug-16	$49,248	$53,215	$52,180
Sep-16	$50,197	$53,225	$52,371
Oct-16	$49,387	$52,255	$51,141
Nov-16	$49,264	$54,190	$52,254
Dec-16	$49,225	$55,261	$52,901
Jan-17	$51,397	$56,309	$54,683
Feb-17	$53,465	$58,545	$56,955
Mar-17	$54,464	$58,613	$57,613
Apr-17	$56,029	$59,215	$58,931
May-17	$58,105	$60,048	$60,463
Jun-17	$57,732	$60,423	$60,304
Jul-17	$60,782	$61,666	$61,907
Aug-17	$62,250	$61,854	$63,042
Sep-17	$62,711	$63,130	$63,861
Oct-17	$65,448	$64,604	$66,336
Nov-17	$66,803	$66,585	$68,351
Dec-17	$67,238	$67,325	$68,883
Jan-18	$73,803	$71,180	$73,762
Feb-18	$72,515	$68,556	$71,828
Mar-18	$70,143	$66,814	$69,858
Apr-18	$71,044	$67,071	$70,102
May-18	$74,510	$68,686	$73,175
Jun-18	$74,597	$69,108	$73,879
Jul-18	$75,401	$71,680	$76,048
Aug-18	$79,042	$74,016	$80,206
Sep-18	$79,603	$74,437	$80,655
Oct-18	$71,625	$69,349	$73,442
Nov-18	$72,089	$70,763	$74,222
Dec-18	$66,546	$64,373	$67,841
Jan-19	$73,291	$69,532	$73,938
Feb-19	$76,491	$71,765	$76,584
Mar-19	$78,220	$73,159	$78,764
Apr-19	$81,249	$76,121	$82,322
May-19	$74,794	$71,284	$77,122
Jun-19	$80,594	$76,308	$82,418
Jul-19	$81,077	$77,404	$84,279
Aug-19	$79,864	$76,178	$83,634
Sep-19	$78,886	$77,604	$83,644
Oct-19	$81,389	$79,285	$86,002
Nov-19	$86,458	$82,163	$89,818
Dec-19	$88,689	$84,642	$92,527
Jan-20	$92,565	$84,609	$94,596
Feb-20	$87,354	$77,644	$88,154
Mar-20	$78,199	$68,054	$79,482
Apr-20	$89,965	$76,778	$91,243
May-20	$98,091	$80,435	$97,368
Jun-20	$105,010	$82,035	$101,608
Jul-20	$113,569	$86,660	$109,426
Aug-20	$128,731	$92,889	$120,718
Sep-20	$121,636	$89,360	$115,038
Oct-20	$116,121	$86,983	$111,131
Nov-20	$130,686	$96,505	$122,510
Dec-20	$136,966	$100,216	$128,144
Jan-21	$135,350	$99,204	$127,196
Feb-21	$136,624	$101,939	$127,167
Mar-21	$132,327	$106,404	$129,351
Apr-21	$142,446	$112,082	$138,152
May-21	$139,095	$112,865	$136,241
Jun-21	$150,226	$115,500	$144,789
Jul-21	$154,287	$118,244	$149,561
Aug-21	$159,794	$121,839	$155,152
Sep-21	$150,831	$116,172	$146,463
Oct-21	$163,986	$124,312	$159,149
Nov-21	$162,685	$123,450	$160,122
Dec-21	$158,374	$128,983	$163,507
Jan-22	$139,671	$122,308	$149,474
Feb-22	$131,939	$118,646	$143,126
Mar-22	$136,842	$123,051	$148,724
Apr-22	$117,322	$112,321	$130,764
May-22	$110,769	$112,527	$127,724
Jun-22	$101,968	$103,239	$117,607
Jul-22	$115,861	$112,758	$131,722
Aug-22	$110,219	$108,159	$125,586
Sep-22	$100,129	$98,198	$113,377
Oct-22	$104,812	$106,148	$120,004
Nov-22	$108,003	$112,080	$125,472
Dec-22	$98,636	$105,623	$115,867
Jan-23	$109,339	$112,260	$125,524
Feb-23	$107,641	$109,521	$124,033
Mar-23	$116,694	$113,542	$132,511
Apr-23	$118,108	$115,314	$133,819
May-23	$126,391	$115,815	$139,918
Jun-23	$135,019	$123,467	$149,486
Jul-23	$139,341	$127,434	$154,522
Aug-23	$137,989	$125,405	$153,135
Sep-23	$130,398	$119,426	$144,807
Oct-23	$128,748	$116,915	$142,745
Nov-23	$144,826	$127,592	$158,306
Dec-23	$151,647	$133,389	$165,316
Jan-24	$158,059	$135,630	$169,439
Feb-24	$171,292	$142,872	$181,000
Mar-24	$172,455	$147,469	$184,186
Apr-24	$163,733	$141,446	$176,374
May-24	$172,172	$148,459	$186,932
Jun-24	$183,661	$153,786	$199,537
Jul-24	$177,657	$155,658	$196,143
Aug-24	$183,064	$159,434	$200,229
Sep-24	$186,254	$162,839	$205,901
Oct-24	$185,516	$161,362	$205,220
Nov-24	$197,193	$170,834	$218,530
Dec-24	$197,834	$166,762	$220,459
Jan-25	$204,291	$171,406	$224,820
Feb-25	$197,434	$169,170	$216,743
Mar-25	$177,906	$159,638	$198,485
Apr-25	$183,441	$158,555	$202,000
May-25	$200,915	$168,535	$219,873
Jun-25	$212,750	$177,106	$233,892
Jul-25	$217,258	$181,081	$242,721
Aug-25	$216,788	$184,751	$245,435
Sep-25	$223,628	$191,495	$258,473
Oct-25	$232,678	$195,979	$267,862

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	25.42%	14.91%	16.62%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000® Growth Index	30.52%	19.24%	18.28%

AssetsNet		$ 29,703,490,000
Holdings Count | Holding		49
Advisory Fees Paid, Amount		$ 154,785,000
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$29,703,490
Number of Investments	49
Total Net Advisory Fees Paid (in thousands)	$154,785
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	47.6%
Communication Services	15.4%
Consumer Discretionary	15.4%
Health Care	7.0%
Financials	5.0%
Industrials	5.0%
Consumer Staples	2.8%
Utilities	1.6%

Material Fund Change [Text Block]
C000001974
Shareholder Report [Line Items]
Fund Name		Harbor Capital Appreciation Fund
Class Name		Administrative Class
Trading Symbol		Ticker: HRCAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Capital Appreciation Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$104	0.92%

Expenses Paid, Amount		$ 104
Expense Ratio, Percent		0.92%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Jennison Associates LLC

Performance Summary

The Administrative Class shares of the Fund returned 25.11% for the year ended October 31, 2025, while the Russell 1000® Growth Index and the S&P 500 Index returned 30.52% and 21.45%, respectively, during the same period.

Top contributors to relative performance included:

• Positions in the Industrials, Consumer Staples, and Technology sectors. Top performers within the Industrials sector were GE Aerospace, Boeing Co., and Uber Technologies, Inc. Walmart, Inc. led gains within the Consumer Staples sector, while accelerated spending on Artificial Intelligence applications drove meaningful advances for investments in the Technology sector, including Broadcom, Inc. and CrowdStrike Holdings, Inc.

Top detractors from relative performance included:

• Positions in the Health Care, Consumer Discretionary, and Communication Services sectors. Within the Health Care sector, shares of Novo Nordisk AS and Vertex Pharmaceuticals, Inc. declined. In the Consumer Discretionary sector, an underweight position in Tesla, Inc. was the primary detractor. Trade Desk, Inc. lost value during the period, holding back the Communication Services sector.

Line Graph [Table Text Block]
	Administrative Class	S&P 500 Index	Russell 1000® Growth Index
Nov-15	$10,102	$10,030	$10,028
Dec-15	$9,946	$9,872	$9,881
Jan-16	$9,097	$9,382	$9,329
Feb-16	$8,830	$9,369	$9,325
Mar-16	$9,395	$10,005	$9,954
Apr-16	$9,328	$10,043	$9,863
May-16	$9,572	$10,224	$10,055
Jun-16	$9,265	$10,250	$10,015
Jul-16	$9,862	$10,628	$10,488
Aug-16	$9,828	$10,643	$10,436
Sep-16	$10,015	$10,645	$10,474
Oct-16	$9,852	$10,451	$10,228
Nov-16	$9,825	$10,838	$10,451
Dec-16	$9,815	$11,052	$10,580
Jan-17	$10,246	$11,262	$10,937
Feb-17	$10,657	$11,709	$11,391
Mar-17	$10,854	$11,723	$11,523
Apr-17	$11,164	$11,843	$11,786
May-17	$11,573	$12,010	$12,093
Jun-17	$11,498	$12,085	$12,061
Jul-17	$12,101	$12,333	$12,381
Aug-17	$12,393	$12,371	$12,608
Sep-17	$12,481	$12,626	$12,772
Oct-17	$13,024	$12,921	$13,267
Nov-17	$13,291	$13,317	$13,670
Dec-17	$13,374	$13,465	$13,777
Jan-18	$14,677	$14,236	$14,752
Feb-18	$14,418	$13,711	$14,366
Mar-18	$13,944	$13,363	$13,972
Apr-18	$14,120	$13,414	$14,020
May-18	$14,804	$13,737	$14,635
Jun-18	$14,820	$13,822	$14,776
Jul-18	$14,977	$14,336	$15,210
Aug-18	$15,696	$14,803	$16,041
Sep-18	$15,804	$14,887	$16,131
Oct-18	$14,216	$13,870	$14,688
Nov-18	$14,306	$14,153	$14,844
Dec-18	$13,202	$12,875	$13,568
Jan-19	$14,539	$13,906	$14,788
Feb-19	$15,171	$14,353	$15,317
Mar-19	$15,510	$14,632	$15,753
Apr-19	$16,108	$15,224	$16,464
May-19	$14,823	$14,257	$15,424
Jun-19	$15,971	$15,262	$16,484
Jul-19	$16,062	$15,481	$16,856
Aug-19	$15,819	$15,236	$16,727
Sep-19	$15,623	$15,521	$16,729
Oct-19	$16,114	$15,857	$17,200
Nov-19	$17,114	$16,433	$17,964
Dec-19	$17,552	$16,928	$18,505
Jan-20	$18,316	$16,922	$18,919
Feb-20	$17,281	$15,529	$17,631
Mar-20	$15,467	$13,611	$15,896
Apr-20	$17,791	$15,356	$18,249
May-20	$19,393	$16,087	$19,474
Jun-20	$20,759	$16,407	$20,322
Jul-20	$22,446	$17,332	$21,885
Aug-20	$25,437	$18,578	$24,144
Sep-20	$24,028	$17,872	$23,008
Oct-20	$22,934	$17,397	$22,226
Nov-20	$25,807	$19,301	$24,502
Dec-20	$27,038	$20,043	$25,629
Jan-21	$26,715	$19,841	$25,439
Feb-21	$26,961	$20,388	$25,433
Mar-21	$26,109	$21,281	$25,870
Apr-21	$28,099	$22,416	$27,630
May-21	$27,434	$22,573	$27,248
Jun-21	$29,622	$23,100	$28,958
Jul-21	$30,415	$23,649	$29,912
Aug-21	$31,494	$24,368	$31,030
Sep-21	$29,723	$23,234	$29,293
Oct-21	$32,306	$24,862	$31,830
Nov-21	$32,044	$24,690	$32,024
Dec-21	$31,190	$25,797	$32,701
Jan-22	$27,499	$24,462	$29,895
Feb-22	$25,972	$23,729	$28,625
Mar-22	$26,930	$24,610	$29,745
Apr-22	$23,085	$22,464	$26,153
May-22	$21,793	$22,505	$25,545
Jun-22	$20,057	$20,648	$23,521
Jul-22	$22,783	$22,552	$26,344
Aug-22	$21,667	$21,632	$25,117
Sep-22	$19,681	$19,640	$22,675
Oct-22	$20,600	$21,230	$24,001
Nov-22	$21,221	$22,416	$25,094
Dec-22	$19,379	$21,125	$23,173
Jan-23	$21,475	$22,452	$25,105
Feb-23	$21,137	$21,904	$24,807
Mar-23	$22,908	$22,708	$26,502
Apr-23	$23,182	$23,063	$26,764
May-23	$24,805	$23,163	$27,984
Jun-23	$26,490	$24,693	$29,897
Jul-23	$27,332	$25,487	$30,904
Aug-23	$27,062	$25,081	$30,627
Sep-23	$25,567	$23,885	$28,961
Oct-23	$25,239	$23,383	$28,549
Nov-23	$28,383	$25,518	$31,661
Dec-23	$29,714	$26,678	$33,063
Jan-24	$30,968	$27,126	$33,888
Feb-24	$33,552	$28,574	$36,200
Mar-24	$33,771	$29,494	$36,837
Apr-24	$32,058	$28,289	$35,275
May-24	$33,703	$29,692	$37,386
Jun-24	$35,944	$30,757	$39,907
Jul-24	$34,761	$31,132	$39,229
Aug-24	$35,812	$31,887	$40,046
Sep-24	$36,430	$32,568	$41,180
Oct-24	$36,275	$32,272	$41,044
Nov-24	$38,551	$34,167	$43,706
Dec-24	$38,670	$33,352	$44,092
Jan-25	$39,922	$34,281	$44,964
Feb-25	$38,577	$33,834	$43,349
Mar-25	$34,752	$31,928	$39,697
Apr-25	$35,825	$31,711	$40,400
May-25	$39,231	$33,707	$43,975
Jun-25	$41,532	$35,421	$46,778
Jul-25	$42,405	$36,216	$48,544
Aug-25	$42,301	$36,950	$49,087
Sep-25	$43,629	$38,299	$51,695
Oct-25	$45,385	$39,196	$53,572

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrative Class	25.11%	14.63%	16.33%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000® Growth Index	30.52%	19.24%	18.28%

AssetsNet		$ 29,703,490,000
Holdings Count | Holding		49
Advisory Fees Paid, Amount		$ 154,785,000
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$29,703,490
Number of Investments	49
Total Net Advisory Fees Paid (in thousands)	$154,785
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	47.6%
Communication Services	15.4%
Consumer Discretionary	15.4%
Health Care	7.0%
Financials	5.0%
Industrials	5.0%
Consumer Staples	2.8%
Utilities	1.6%

Material Fund Change [Text Block]
C000001975
Shareholder Report [Line Items]
Fund Name		Harbor Capital Appreciation Fund
Class Name		Investor Class
Trading Symbol		Ticker: HCAIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Capital Appreciation Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$115	1.02%

Expenses Paid, Amount		$ 115
Expense Ratio, Percent		1.02%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Jennison Associates LLC

Performance Summary

The Investor Class shares of the Fund returned 24.98% for the year ended October 31, 2025, while the Russell 1000® Growth Index and the S&P 500 Index returned 30.52% and 21.45%, respectively, during the same period.

Top contributors to relative performance included:

• Positions in the Industrials, Consumer Staples, and Technology sectors. Top performers within the Industrials sector were GE Aerospace, Boeing Co., and Uber Technologies, Inc. Walmart, Inc. led gains within the Consumer Staples sector, while accelerated spending on Artificial Intelligence applications drove meaningful advances for investments in the Technology sector, including Broadcom, Inc. and CrowdStrike Holdings, Inc.

Top detractors from relative performance included:

• Positions in the Health Care, Consumer Discretionary, and Communication Services sectors. Within the Health Care sector, shares of Novo Nordisk AS and Vertex Pharmaceuticals, Inc. declined. In the Consumer Discretionary sector, an underweight position in Tesla, Inc. was the primary detractor. Trade Desk, Inc. lost value during the period, holding back the Communication Services sector.

Line Graph [Table Text Block]
	Investor Class	S&P 500 Index	Russell 1000® Growth Index
Nov-15	$10,102	$10,030	$10,028
Dec-15	$9,944	$9,872	$9,881
Jan-16	$9,093	$9,382	$9,329
Feb-16	$8,827	$9,369	$9,325
Mar-16	$9,388	$10,005	$9,954
Apr-16	$9,323	$10,043	$9,863
May-16	$9,565	$10,224	$10,055
Jun-16	$9,258	$10,250	$10,015
Jul-16	$9,851	$10,628	$10,488
Aug-16	$9,818	$10,643	$10,436
Sep-16	$10,004	$10,645	$10,474
Oct-16	$9,840	$10,451	$10,228
Nov-16	$9,811	$10,838	$10,451
Dec-16	$9,801	$11,052	$10,580
Jan-17	$10,231	$11,262	$10,937
Feb-17	$10,641	$11,709	$11,391
Mar-17	$10,835	$11,723	$11,523
Apr-17	$11,144	$11,843	$11,786
May-17	$11,552	$12,010	$12,093
Jun-17	$11,475	$12,085	$12,061
Jul-17	$12,076	$12,333	$12,381
Aug-17	$12,365	$12,371	$12,608
Sep-17	$12,452	$12,626	$12,772
Oct-17	$12,992	$12,921	$13,267
Nov-17	$13,258	$13,317	$13,670
Dec-17	$13,338	$13,465	$13,777
Jan-18	$14,638	$14,236	$14,752
Feb-18	$14,377	$13,711	$14,366
Mar-18	$13,903	$13,363	$13,972
Apr-18	$14,076	$13,414	$14,020
May-18	$14,759	$13,737	$14,635
Jun-18	$14,771	$13,822	$14,776
Jul-18	$14,926	$14,336	$15,210
Aug-18	$15,643	$14,803	$16,041
Sep-18	$15,747	$14,887	$16,131
Oct-18	$14,166	$13,870	$14,688
Nov-18	$14,253	$14,153	$14,844
Dec-18	$13,152	$12,875	$13,568
Jan-19	$14,484	$13,906	$14,788
Feb-19	$15,110	$14,353	$15,317
Mar-19	$15,448	$14,632	$15,753
Apr-19	$16,041	$15,224	$16,464
May-19	$14,760	$14,257	$15,424
Jun-19	$15,900	$15,262	$16,484
Jul-19	$15,990	$15,481	$16,856
Aug-19	$15,747	$15,236	$16,727
Sep-19	$15,550	$15,521	$16,729
Oct-19	$16,037	$15,857	$17,200
Nov-19	$17,030	$16,433	$17,964
Dec-19	$17,465	$16,928	$18,505
Jan-20	$18,223	$16,922	$18,919
Feb-20	$17,192	$15,529	$17,631
Mar-20	$15,386	$13,611	$15,896
Apr-20	$17,695	$15,356	$18,249
May-20	$19,288	$16,087	$19,474
Jun-20	$20,641	$16,407	$20,322
Jul-20	$22,318	$17,332	$21,885
Aug-20	$25,288	$18,578	$24,144
Sep-20	$23,886	$17,872	$23,008
Oct-20	$22,797	$17,397	$22,226
Nov-20	$25,648	$19,301	$24,502
Dec-20	$26,873	$20,043	$25,629
Jan-21	$26,548	$19,841	$25,439
Feb-21	$26,789	$20,388	$25,433
Mar-21	$25,938	$21,281	$25,870
Apr-21	$27,913	$22,416	$27,630
May-21	$27,251	$22,573	$27,248
Jun-21	$29,422	$23,100	$28,958
Jul-21	$30,207	$23,649	$29,912
Aug-21	$31,276	$24,368	$31,030
Sep-21	$29,512	$23,234	$29,293
Oct-21	$32,077	$24,862	$31,830
Nov-21	$31,812	$24,690	$32,024
Dec-21	$30,961	$25,797	$32,701
Jan-22	$27,295	$24,462	$29,895
Feb-22	$25,778	$23,729	$28,625
Mar-22	$26,725	$24,610	$29,745
Apr-22	$22,909	$22,464	$26,153
May-22	$21,624	$22,505	$25,545
Jun-22	$19,899	$20,648	$23,521
Jul-22	$22,605	$22,552	$26,344
Aug-22	$21,495	$21,632	$25,117
Sep-22	$19,521	$19,640	$22,675
Oct-22	$20,429	$21,230	$24,001
Nov-22	$21,045	$22,416	$25,094
Dec-22	$19,213	$21,125	$23,173
Jan-23	$21,290	$22,452	$25,105
Feb-23	$20,955	$21,904	$24,807
Mar-23	$22,711	$22,708	$26,502
Apr-23	$22,979	$23,063	$26,764
May-23	$24,585	$23,163	$27,984
Jun-23	$26,255	$24,693	$29,897
Jul-23	$27,086	$25,487	$30,904
Aug-23	$26,814	$25,081	$30,627
Sep-23	$25,334	$23,885	$28,961
Oct-23	$25,003	$23,383	$28,549
Nov-23	$28,116	$25,518	$31,661
Dec-23	$29,434	$26,678	$33,063
Jan-24	$30,670	$27,126	$33,888
Feb-24	$33,227	$28,574	$36,200
Mar-24	$33,442	$29,494	$36,837
Apr-24	$31,743	$28,289	$35,275
May-24	$33,369	$29,692	$37,386
Jun-24	$35,581	$30,757	$39,907
Jul-24	$34,409	$31,132	$39,229
Aug-24	$35,446	$31,887	$40,046
Sep-24	$36,052	$32,568	$41,180
Oct-24	$35,899	$32,272	$41,044
Nov-24	$38,148	$34,167	$43,706
Dec-24	$38,260	$33,352	$44,092
Jan-25	$39,497	$34,281	$44,964
Feb-25	$38,160	$33,834	$43,349
Mar-25	$34,375	$31,928	$39,697
Apr-25	$35,435	$31,711	$40,400
May-25	$38,797	$33,707	$43,975
Jun-25	$41,071	$35,421	$46,778
Jul-25	$41,930	$36,216	$48,544
Aug-25	$41,827	$36,950	$49,087
Sep-25	$43,134	$38,299	$51,695
Oct-25	$44,867	$39,196	$53,572

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Class	24.98%	14.50%	16.20%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000® Growth Index	30.52%	19.24%	18.28%

Material Change Date	Nov. 01, 2024
AssetsNet		$ 29,703,490,000
Holdings Count | Holding		49
Advisory Fees Paid, Amount		$ 154,785,000
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$29,703,490
Number of Investments	49
Total Net Advisory Fees Paid (in thousands)	$154,785
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	47.6%
Communication Services	15.4%
Consumer Discretionary	15.4%
Health Care	7.0%
Financials	5.0%
Industrials	5.0%
Consumer Staples	2.8%
Utilities	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

Effective March 1, 2025, Harbor Services Group, Inc., the Fund’s transfer and shareholder servicing agent, received a fee of up to 0.20% of the Investor Class shares average daily net assets. Prior to March 1, 2025, the fee received was up to 0.21% of the Investor Class shares average daily net assets.

Material Fund Change Expenses [Text Block]

Effective March 1, 2025, Harbor Services Group, Inc., the Fund’s transfer and shareholder servicing agent, received a fee of up to 0.20% of the Investor Class shares average daily net assets. Prior to March 1, 2025, the fee received was up to 0.21% of the Investor Class shares average daily net assets.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

C000166756
Shareholder Report [Line Items]
Fund Name		Harbor Convertible Securities Fund
Class Name		Retirement Class
Trading Symbol		Ticker: HNCVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Convertible Securities Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$71	0.63%

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		0.63%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: BlueCove Limited

Performance Summary

The Retirement Class shares of the Fund returned 25.19% for the year ended October 31, 2025, while the ICE BofA U.S. Convertible Bond Index returned 22.32% during the same period.

Top contributors to relative performance included:

• Security selection within the Capital Goods and Technology sectors.

Top detractors from relative performance included:

• Security selection within the Consumer Cyclicals and Other Financial sectors.

Line Graph [Table Text Block]
	Retirement Class	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Convertible Bond Index
Nov-15	$1,000,000	$997,358	$992,324
Dec-15	$982,901	$994,135	$972,400
Jan-16	$941,096	$1,007,816	$912,466
Feb-16	$950,818	$1,014,965	$914,769
Mar-16	$972,812	$1,024,277	$957,199
Apr-16	$986,459	$1,028,209	$971,177
May-16	$999,131	$1,028,473	$987,722
Jun-16	$994,127	$1,046,952	$991,991
Jul-16	$1,033,228	$1,053,571	$1,037,091
Aug-16	$1,037,138	$1,052,366	$1,040,027
Sep-16	$1,044,438	$1,051,750	$1,051,718
Oct-16	$1,031,701	$1,043,705	$1,034,298
Nov-16	$1,038,559	$1,019,017	$1,057,949
Dec-16	$1,035,271	$1,020,455	$1,073,813
Jan-17	$1,052,032	$1,022,457	$1,102,482
Feb-17	$1,065,836	$1,029,329	$1,123,492
Mar-17	$1,071,701	$1,028,789	$1,130,690
Apr-17	$1,082,586	$1,036,728	$1,143,196
May-17	$1,090,503	$1,044,708	$1,151,185
Jun-17	$1,093,772	$1,043,657	$1,158,503
Jul-17	$1,102,704	$1,048,148	$1,181,925
Aug-17	$1,099,727	$1,057,549	$1,186,245
Sep-17	$1,111,682	$1,052,512	$1,202,190
Oct-17	$1,122,639	$1,053,122	$1,221,848
Nov-17	$1,119,651	$1,051,770	$1,223,352
Dec-17	$1,121,540	$1,056,597	$1,220,930
Jan-18	$1,155,493	$1,044,429	$1,258,764
Feb-18	$1,143,445	$1,034,528	$1,244,143
Mar-18	$1,143,722	$1,041,163	$1,250,231
Apr-18	$1,145,917	$1,033,419	$1,247,670
May-18	$1,179,943	$1,040,794	$1,291,898
Jun-18	$1,182,458	$1,039,514	$1,297,330
Jul-18	$1,180,258	$1,039,761	$1,305,706
Aug-18	$1,214,357	$1,046,451	$1,351,653
Sep-18	$1,208,098	$1,039,713	$1,348,310
Oct-18	$1,154,087	$1,031,498	$1,266,728
Nov-18	$1,159,598	$1,037,653	$1,282,866
Dec-18	$1,120,102	$1,056,716	$1,222,777
Jan-19	$1,183,305	$1,067,941	$1,308,949
Feb-19	$1,220,759	$1,067,321	$1,348,223
Mar-19	$1,224,784	$1,087,814	$1,348,198
Apr-19	$1,257,632	$1,088,093	$1,384,408
May-19	$1,218,918	$1,107,409	$1,339,061
Jun-19	$1,265,249	$1,121,314	$1,400,164
Jul-19	$1,286,415	$1,123,782	$1,424,009
Aug-19	$1,266,425	$1,152,903	$1,406,434
Sep-19	$1,255,045	$1,146,763	$1,402,317
Oct-19	$1,275,078	$1,150,218	$1,424,475
Nov-19	$1,305,718	$1,149,630	$1,469,357
Dec-19	$1,327,221	$1,148,829	$1,505,852
Jan-20	$1,341,846	$1,170,938	$1,548,204
Feb-20	$1,313,815	$1,192,014	$1,504,540
Mar-20	$1,151,595	$1,184,997	$1,300,760
Apr-20	$1,267,610	$1,206,064	$1,445,039
May-20	$1,360,421	$1,211,678	$1,542,617
Jun-20	$1,418,589	$1,219,313	$1,614,956
Jul-20	$1,487,072	$1,237,523	$1,732,138
Aug-20	$1,537,212	$1,227,534	$1,880,481
Sep-20	$1,521,866	$1,226,861	$1,839,895
Oct-20	$1,529,212	$1,221,383	$1,824,824
Nov-20	$1,665,115	$1,233,368	$2,056,901
Dec-20	$1,751,554	$1,235,067	$2,201,877
Jan-21	$1,779,740	$1,226,212	$2,268,701
Feb-21	$1,845,507	$1,208,506	$2,338,532
Mar-21	$1,780,481	$1,193,414	$2,264,955
Apr-21	$1,805,993	$1,202,842	$2,323,470
May-21	$1,793,908	$1,206,772	$2,284,270
Jun-21	$1,821,141	$1,215,251	$2,353,766
Jul-21	$1,805,024	$1,228,839	$2,338,730
Aug-21	$1,818,455	$1,226,500	$2,382,109
Sep-21	$1,798,309	$1,215,880	$2,342,241
Oct-21	$1,838,600	$1,215,545	$2,426,160
Nov-21	$1,786,222	$1,219,142	$2,340,028
Dec-21	$1,797,261	$1,216,024	$2,341,553
Jan-22	$1,723,401	$1,189,825	$2,188,113
Feb-22	$1,721,862	$1,176,550	$2,188,737
Mar-22	$1,730,517	$1,143,862	$2,214,945
Apr-22	$1,638,140	$1,100,454	$2,057,742
May-22	$1,576,556	$1,107,548	$1,991,310
Jun-22	$1,503,607	$1,090,174	$1,868,282
Jul-22	$1,565,231	$1,116,811	$1,974,667
Aug-22	$1,557,528	$1,085,258	$1,992,708
Sep-22	$1,475,053	$1,038,366	$1,873,652
Oct-22	$1,515,170	$1,024,915	$1,934,644
Nov-22	$1,561,458	$1,062,607	$1,965,219
Dec-22	$1,523,290	$1,057,816	$1,903,471
Jan-23	$1,594,719	$1,090,360	$2,013,857
Feb-23	$1,555,899	$1,062,168	$1,987,872
Mar-23	$1,554,488	$1,089,146	$1,974,778
Apr-23	$1,524,774	$1,095,750	$1,947,307
May-23	$1,538,849	$1,083,818	$1,964,455
Jun-23	$1,611,599	$1,079,951	$2,066,292
Jul-23	$1,654,258	$1,079,202	$2,122,750
Aug-23	$1,602,119	$1,072,304	$2,067,771
Sep-23	$1,568,049	$1,045,057	$2,014,027
Oct-23	$1,504,177	$1,028,566	$1,925,382
Nov-23	$1,588,807	$1,075,144	$2,025,674
Dec-23	$1,688,417	$1,116,300	$2,148,462
Jan-24	$1,667,513	$1,113,233	$2,123,468
Feb-24	$1,694,849	$1,097,506	$2,148,928
Mar-24	$1,733,279	$1,107,641	$2,198,795
Apr-24	$1,674,909	$1,079,661	$2,122,220
May-24	$1,720,308	$1,097,965	$2,173,967
Jun-24	$1,737,008	$1,108,364	$2,194,131
Jul-24	$1,764,814	$1,134,248	$2,236,381
Aug-24	$1,799,161	$1,150,548	$2,265,697
Sep-24	$1,833,160	$1,165,955	$2,309,681
Oct-24	$1,851,294	$1,137,041	$2,329,099
Nov-24	$2,001,310	$1,149,061	$2,486,790
Dec-24	$1,905,883	$1,130,256	$2,387,710
Jan-25	$1,964,295	$1,136,251	$2,451,200
Feb-25	$1,929,248	$1,161,252	$2,402,299
Mar-25	$1,870,955	$1,161,690	$2,336,589
Apr-25	$1,911,227	$1,166,255	$2,368,108
May-25	$1,959,888	$1,157,906	$2,445,233
Jun-25	$2,042,177	$1,175,709	$2,544,080
Jul-25	$2,109,742	$1,172,606	$2,614,713
Aug-25	$2,145,214	$1,186,634	$2,660,210
Sep-25	$2,225,954	$1,199,579	$2,762,480
Oct-25	$2,317,571	$1,207,070	$2,848,890

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Retirement Class	25.19%	8.67%	8.77%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA U.S. Convertible Bond Index	22.32%	9.32%	11.04%

AssetsNet		$ 40,399,000
Holdings Count | Holding		152
Advisory Fees Paid, Amount		$ 143,000
InvestmentCompanyPortfolioTurnover		160.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$40,399
Number of Investments	152
Total Net Advisory Fees Paid (in thousands)	$143
Portfolio Turnover Rate	160%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	25.2%
Financials	17.6%
Consumer Staples	12.4%
Communication Services	12.1%
Industrials	10.4%
Utilities	8.5%
Consumer Discretionary	6.2%
Energy	3.0%
Materials	2.5%
Health Care	2.1%

Material Fund Change [Text Block]
C000099979
Shareholder Report [Line Items]
Fund Name		Harbor Convertible Securities Fund
Class Name		Institutional Class
Trading Symbol		Ticker: HACSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Convertible Securities Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$80	0.71%

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.71%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: BlueCove Limited

Performance Summary

The Institutional Class shares of the Fund returned 25.09% for the year ended October 31, 2025, while the ICE BofA U.S. Convertible Bond Index returned 22.32% during the same period.

Top contributors to relative performance included:

• Security selection within the Capital Goods and Technology sectors.

Top detractors from relative performance included:

• Security selection within the Consumer Cyclicals and Other Financial sectors.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Convertible Bond Index
Nov-15	$10,000	$9,974	$9,923
Dec-15	$9,829	$9,941	$9,724
Jan-16	$9,411	$10,078	$9,125
Feb-16	$9,411	$10,150	$9,148
Mar-16	$9,727	$10,243	$9,572
Apr-16	$9,863	$10,282	$9,712
May-16	$9,990	$10,285	$9,877
Jun-16	$9,948	$10,470	$9,920
Jul-16	$10,329	$10,536	$10,371
Aug-16	$10,368	$10,524	$10,400
Sep-16	$10,440	$10,517	$10,517
Oct-16	$10,312	$10,437	$10,343
Nov-16	$10,381	$10,190	$10,579
Dec-16	$10,357	$10,205	$10,738
Jan-17	$10,524	$10,225	$11,025
Feb-17	$10,652	$10,293	$11,235
Mar-17	$10,709	$10,288	$11,307
Apr-17	$10,818	$10,367	$11,432
May-17	$10,907	$10,447	$11,512
Jun-17	$10,927	$10,437	$11,585
Jul-17	$11,017	$10,481	$11,819
Aug-17	$10,987	$10,575	$11,862
Sep-17	$11,104	$10,525	$12,022
Oct-17	$11,213	$10,531	$12,218
Nov-17	$11,194	$10,518	$12,234
Dec-17	$11,211	$10,566	$12,209
Jan-18	$11,539	$10,444	$12,588
Feb-18	$11,430	$10,345	$12,441
Mar-18	$11,430	$10,412	$12,502
Apr-18	$11,441	$10,334	$12,477
May-18	$11,792	$10,408	$12,919
Jun-18	$11,804	$10,395	$12,973
Jul-18	$11,793	$10,398	$13,057
Aug-18	$12,123	$10,465	$13,517
Sep-18	$12,069	$10,397	$13,483
Oct-18	$11,530	$10,315	$12,667
Nov-18	$11,574	$10,377	$12,829
Dec-18	$11,188	$10,567	$12,228
Jan-19	$11,807	$10,679	$13,089
Feb-19	$12,193	$10,673	$13,482
Mar-19	$12,231	$10,878	$13,482
Apr-19	$12,570	$10,881	$13,844
May-19	$12,172	$11,074	$13,391
Jun-19	$12,632	$11,213	$14,002
Jul-19	$12,843	$11,238	$14,240
Aug-19	$12,632	$11,529	$14,064
Sep-19	$12,528	$11,468	$14,023
Oct-19	$12,728	$11,502	$14,245
Nov-19	$13,021	$11,496	$14,694
Dec-19	$13,221	$11,488	$15,059
Jan-20	$13,379	$11,709	$15,482
Feb-20	$13,087	$11,920	$15,045
Mar-20	$11,479	$11,850	$13,008
Apr-20	$12,636	$12,061	$14,450
May-20	$13,549	$12,117	$15,426
Jun-20	$14,126	$12,193	$16,150
Jul-20	$14,821	$12,375	$17,321
Aug-20	$15,308	$12,275	$18,805
Sep-20	$15,165	$12,269	$18,399
Oct-20	$15,226	$12,214	$18,248
Nov-20	$16,580	$12,334	$20,569
Dec-20	$17,438	$12,351	$22,019
Jan-21	$17,719	$12,262	$22,687
Feb-21	$18,374	$12,085	$23,385
Mar-21	$17,723	$11,934	$22,650
Apr-21	$17,977	$12,028	$23,235
May-21	$17,856	$12,068	$22,843
Jun-21	$18,138	$12,153	$23,538
Jul-21	$17,964	$12,288	$23,387
Aug-21	$18,097	$12,265	$23,821
Sep-21	$17,897	$12,159	$23,422
Oct-21	$18,298	$12,155	$24,262
Nov-21	$17,776	$12,191	$23,400
Dec-21	$17,877	$12,160	$23,416
Jan-22	$17,157	$11,898	$21,881
Feb-22	$17,142	$11,766	$21,887
Mar-22	$17,209	$11,439	$22,149
Apr-22	$16,290	$11,005	$20,577
May-22	$15,677	$11,075	$19,913
Jun-22	$14,948	$10,902	$18,683
Jul-22	$15,576	$11,168	$19,747
Aug-22	$15,500	$10,853	$19,927
Sep-22	$14,675	$10,384	$18,737
Oct-22	$15,075	$10,249	$19,346
Nov-22	$15,535	$10,626	$19,652
Dec-22	$15,149	$10,578	$19,035
Jan-23	$15,844	$10,904	$20,139
Feb-23	$15,473	$10,622	$19,879
Mar-23	$15,441	$10,891	$19,748
Apr-23	$15,161	$10,958	$19,473
May-23	$15,286	$10,838	$19,645
Jun-23	$16,021	$10,800	$20,663
Jul-23	$16,429	$10,792	$21,227
Aug-23	$15,927	$10,723	$20,678
Sep-23	$15,584	$10,451	$20,140
Oct-23	$14,949	$10,286	$19,254
Nov-23	$15,775	$10,751	$20,257
Dec-23	$16,761	$11,163	$21,485
Jan-24	$16,554	$11,132	$21,235
Feb-24	$16,841	$10,975	$21,489
Mar-24	$17,220	$11,076	$21,988
Apr-24	$16,640	$10,797	$21,222
May-24	$17,091	$10,980	$21,740
Jun-24	$17,237	$11,084	$21,941
Jul-24	$17,530	$11,342	$22,364
Aug-24	$17,855	$11,505	$22,657
Sep-24	$18,205	$11,660	$23,097
Oct-24	$18,385	$11,370	$23,291
Nov-24	$19,875	$11,491	$24,868
Dec-24	$18,923	$11,303	$23,877
Jan-25	$19,503	$11,363	$24,512
Feb-25	$19,139	$11,613	$24,023
Mar-25	$18,573	$11,617	$23,366
Apr-25	$18,956	$11,663	$23,681
May-25	$19,439	$11,579	$24,452
Jun-25	$20,252	$11,757	$25,441
Jul-25	$20,922	$11,726	$26,147
Aug-25	$21,274	$11,866	$26,602
Sep-25	$22,089	$11,996	$27,625
Oct-25	$22,999	$12,071	$28,489

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	25.09%	8.60%	8.69%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA U.S. Convertible Bond Index	22.32%	9.32%	11.04%

AssetsNet		$ 40,399,000
Holdings Count | Holding		152
Advisory Fees Paid, Amount		$ 143,000
InvestmentCompanyPortfolioTurnover		160.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$40,399
Number of Investments	152
Total Net Advisory Fees Paid (in thousands)	$143
Portfolio Turnover Rate	160%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	25.2%
Financials	17.6%
Consumer Staples	12.4%
Communication Services	12.1%
Industrials	10.4%
Utilities	8.5%
Consumer Discretionary	6.2%
Energy	3.0%
Materials	2.5%
Health Care	2.1%

Material Fund Change [Text Block]
C000099980
Shareholder Report [Line Items]
Fund Name		Harbor Convertible Securities Fund
Class Name		Administrative Class
Trading Symbol		Ticker: HRCSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Convertible Securities Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$108	0.96%

Expenses Paid, Amount		$ 108
Expense Ratio, Percent		0.96%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: BlueCove Limited

Performance Summary

The Administrative Class shares of the Fund returned 24.78% for the year ended October 31, 2025, while the ICE BofA U.S. Convertible Bond Index returned 22.32% during the same period.

Top contributors to relative performance included:

• Security selection within the Capital Goods and Technology sectors.

Top detractors from relative performance included:

• Security selection within the Consumer Cyclicals and Other Financial sectors.

Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Convertible Bond Index
Nov-15	$10,000	$9,974	$9,923
Dec-15	$9,832	$9,941	$9,724
Jan-16	$9,404	$10,078	$9,125
Feb-16	$9,404	$10,150	$9,148
Mar-16	$9,724	$10,243	$9,572
Apr-16	$9,860	$10,282	$9,712
May-16	$9,977	$10,285	$9,877
Jun-16	$9,929	$10,470	$9,920
Jul-16	$10,309	$10,536	$10,371
Aug-16	$10,348	$10,524	$10,400
Sep-16	$10,423	$10,517	$10,517
Oct-16	$10,296	$10,437	$10,343
Nov-16	$10,355	$10,190	$10,579
Dec-16	$10,324	$10,205	$10,738
Jan-17	$10,491	$10,225	$11,025
Feb-17	$10,619	$10,293	$11,235
Mar-17	$10,679	$10,288	$11,307
Apr-17	$10,778	$10,367	$11,432
May-17	$10,867	$10,447	$11,512
Jun-17	$10,889	$10,437	$11,585
Jul-17	$10,968	$10,481	$11,819
Aug-17	$10,948	$10,575	$11,862
Sep-17	$11,059	$10,525	$12,022
Oct-17	$11,158	$10,531	$12,218
Nov-17	$11,138	$10,518	$12,234
Dec-17	$11,147	$10,566	$12,209
Jan-18	$11,485	$10,444	$12,588
Feb-18	$11,365	$10,345	$12,441
Mar-18	$11,359	$10,412	$12,502
Apr-18	$11,370	$10,334	$12,477
May-18	$11,719	$10,408	$12,919
Jun-18	$11,734	$10,395	$12,973
Jul-18	$11,713	$10,398	$13,057
Aug-18	$12,040	$10,465	$13,517
Sep-18	$11,979	$10,397	$13,483
Oct-18	$11,411	$10,315	$12,667
Nov-18	$11,466	$10,377	$12,829
Dec-18	$11,073	$10,567	$12,228
Jan-19	$11,686	$10,679	$13,089
Feb-19	$12,069	$10,673	$13,482
Mar-19	$12,099	$10,878	$13,482
Apr-19	$12,424	$10,881	$13,844
May-19	$12,041	$11,074	$13,391
Jun-19	$12,489	$11,213	$14,002
Jul-19	$12,687	$11,238	$14,240
Aug-19	$12,489	$11,529	$14,064
Sep-19	$12,378	$11,468	$14,023
Oct-19	$12,564	$11,502	$14,245
Nov-19	$12,855	$11,496	$14,694
Dec-19	$13,068	$11,488	$15,059
Jan-20	$13,212	$11,709	$15,482
Feb-20	$12,923	$11,920	$15,045
Mar-20	$11,325	$11,850	$13,008
Apr-20	$12,469	$12,061	$14,450
May-20	$13,371	$12,117	$15,426
Jun-20	$13,934	$12,193	$16,150
Jul-20	$14,609	$12,375	$17,321
Aug-20	$15,090	$12,275	$18,805
Sep-20	$14,951	$12,269	$18,399
Oct-20	$15,011	$12,214	$18,248
Nov-20	$16,337	$12,334	$20,569
Dec-20	$17,176	$12,351	$22,019
Jan-21	$17,453	$12,262	$22,687
Feb-21	$18,087	$12,085	$23,385
Mar-21	$17,453	$11,934	$22,650
Apr-21	$17,691	$12,028	$23,235
May-21	$17,572	$12,068	$22,843
Jun-21	$17,836	$12,153	$23,538
Jul-21	$17,678	$12,288	$23,387
Aug-21	$17,797	$12,265	$23,821
Sep-21	$17,599	$12,159	$23,422
Oct-21	$17,995	$12,155	$24,262
Nov-21	$17,466	$12,191	$23,400
Dec-21	$17,569	$12,160	$23,416
Jan-22	$16,859	$11,898	$21,881
Feb-22	$16,829	$11,766	$21,887
Mar-22	$16,905	$11,439	$22,149
Apr-22	$15,998	$11,005	$20,577
May-22	$15,394	$11,075	$19,913
Jun-22	$14,684	$10,902	$18,683
Jul-22	$15,273	$11,168	$19,747
Aug-22	$15,198	$10,853	$19,927
Sep-22	$14,391	$10,384	$18,737
Oct-22	$14,784	$10,249	$19,346
Nov-22	$15,222	$10,626	$19,652
Dec-22	$14,850	$10,578	$19,035
Jan-23	$15,534	$10,904	$20,139
Feb-23	$15,154	$10,622	$19,879
Mar-23	$14,866	$10,891	$19,748
Apr-23	$14,562	$10,958	$19,473
May-23	$14,698	$10,838	$19,645
Jun-23	$15,637	$10,800	$20,663
Jul-23	$16,036	$10,792	$21,227
Aug-23	$15,529	$10,723	$20,678
Sep-23	$15,201	$10,451	$20,140
Oct-23	$14,566	$10,286	$19,254
Nov-23	$15,387	$10,751	$20,257
Dec-23	$16,341	$11,163	$21,485
Jan-24	$16,138	$11,132	$21,235
Feb-24	$16,403	$10,975	$21,489
Mar-24	$16,778	$11,076	$21,988
Apr-24	$16,197	$10,797	$21,222
May-24	$16,637	$10,980	$21,740
Jun-24	$16,785	$11,084	$21,941
Jul-24	$17,054	$11,342	$22,364
Aug-24	$17,371	$11,505	$22,657
Sep-24	$17,717	$11,660	$23,097
Oct-24	$17,877	$11,370	$23,291
Nov-24	$19,312	$11,491	$24,868
Dec-24	$18,389	$11,303	$23,877
Jan-25	$18,954	$11,363	$24,512
Feb-25	$18,599	$11,613	$24,023
Mar-25	$18,037	$11,617	$23,366
Apr-25	$18,425	$11,663	$23,681
May-25	$18,879	$11,579	$24,452
Jun-25	$19,675	$11,757	$25,441
Jul-25	$20,311	$11,726	$26,147
Aug-25	$20,653	$11,866	$26,602
Sep-25	$21,440	$11,996	$27,625
Oct-25	$22,307	$12,071	$28,489

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrative Class	24.78%	8.24%	8.35%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA U.S. Convertible Bond Index	22.32%	9.32%	11.04%

AssetsNet		$ 40,399,000
Holdings Count | Holding		152
Advisory Fees Paid, Amount		$ 143,000
InvestmentCompanyPortfolioTurnover		160.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$40,399
Number of Investments	152
Total Net Advisory Fees Paid (in thousands)	$143
Portfolio Turnover Rate	160%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	25.2%
Financials	17.6%
Consumer Staples	12.4%
Communication Services	12.1%
Industrials	10.4%
Utilities	8.5%
Consumer Discretionary	6.2%
Energy	3.0%
Materials	2.5%
Health Care	2.1%

Material Fund Change [Text Block]
C000099981
Shareholder Report [Line Items]
Fund Name		Harbor Convertible Securities Fund
Class Name		Investor Class
Trading Symbol		Ticker: HICSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Convertible Securities Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$119	1.06%

Expenses Paid, Amount		$ 119
Expense Ratio, Percent		1.06%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: BlueCove Limited

Performance Summary

The Investor Class shares of the Fund returned 24.69% for the year ended October 31, 2025, while the ICE BofA U.S. Convertible Bond Index returned 22.32% during the same period.

Top contributors to relative performance included:

• Security selection within the Capital Goods and Technology sectors.

Top detractors from relative performance included:

• Security selection within the Consumer Cyclicals and Other Financial sectors.

Line Graph [Table Text Block]
	Investor Class	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Convertible Bond Index
Nov-15	$10,000	$9,974	$9,923
Dec-15	$9,828	$9,941	$9,724
Jan-16	$9,410	$10,078	$9,125
Feb-16	$9,400	$10,150	$9,148
Mar-16	$9,717	$10,243	$9,572
Apr-16	$9,854	$10,282	$9,712
May-16	$9,971	$10,285	$9,877
Jun-16	$9,922	$10,470	$9,920
Jul-16	$10,303	$10,536	$10,371
Aug-16	$10,342	$10,524	$10,400
Sep-16	$10,412	$10,517	$10,517
Oct-16	$10,285	$10,437	$10,343
Nov-16	$10,344	$10,190	$10,579
Dec-16	$10,309	$10,205	$10,738
Jan-17	$10,477	$10,225	$11,025
Feb-17	$10,604	$10,293	$11,235
Mar-17	$10,662	$10,288	$11,307
Apr-17	$10,760	$10,367	$11,432
May-17	$10,839	$10,447	$11,512
Jun-17	$10,870	$10,437	$11,585
Jul-17	$10,949	$10,481	$11,819
Aug-17	$10,919	$10,575	$11,862
Sep-17	$11,036	$10,525	$12,022
Oct-17	$11,135	$10,531	$12,218
Nov-17	$11,115	$10,518	$12,234
Dec-17	$11,120	$10,566	$12,209
Jan-18	$11,447	$10,444	$12,588
Feb-18	$11,338	$10,345	$12,441
Mar-18	$11,330	$10,412	$12,502
Apr-18	$11,341	$10,334	$12,477
May-18	$11,678	$10,408	$12,919
Jun-18	$11,690	$10,395	$12,973
Jul-18	$11,679	$10,398	$13,057
Aug-18	$12,006	$10,465	$13,517
Sep-18	$11,942	$10,397	$13,483
Oct-18	$11,397	$10,315	$12,667
Nov-18	$11,451	$10,377	$12,829
Dec-18	$11,057	$10,567	$12,228
Jan-19	$11,670	$10,679	$13,089
Feb-19	$12,041	$10,673	$13,482
Mar-19	$12,079	$10,878	$13,482
Apr-19	$12,404	$10,881	$13,844
May-19	$12,010	$11,074	$13,391
Jun-19	$12,466	$11,213	$14,002
Jul-19	$12,663	$11,238	$14,240
Aug-19	$12,466	$11,529	$14,064
Sep-19	$12,350	$11,468	$14,023
Oct-19	$12,535	$11,502	$14,245
Nov-19	$12,826	$11,496	$14,694
Dec-19	$13,033	$11,488	$15,059
Jan-20	$13,177	$11,709	$15,482
Feb-20	$12,889	$11,920	$15,045
Mar-20	$11,291	$11,850	$13,008
Apr-20	$12,431	$12,061	$14,450
May-20	$13,331	$12,117	$15,426
Jun-20	$13,900	$12,193	$16,150
Jul-20	$14,560	$12,375	$17,321
Aug-20	$15,040	$12,275	$18,805
Sep-20	$14,898	$12,269	$18,399
Oct-20	$14,958	$12,214	$18,248
Nov-20	$16,278	$12,334	$20,569
Dec-20	$17,112	$12,351	$22,019
Jan-21	$17,388	$12,262	$22,687
Feb-21	$18,019	$12,085	$23,385
Mar-21	$17,375	$11,934	$22,650
Apr-21	$17,625	$12,028	$23,235
May-21	$17,506	$12,068	$22,843
Jun-21	$17,769	$12,153	$23,538
Jul-21	$17,598	$12,288	$23,387
Aug-21	$17,717	$12,265	$23,821
Sep-21	$17,520	$12,159	$23,422
Oct-21	$17,914	$12,155	$24,262
Nov-21	$17,388	$12,191	$23,400
Dec-21	$17,482	$12,160	$23,416
Jan-22	$16,775	$11,898	$21,881
Feb-22	$16,744	$11,766	$21,887
Mar-22	$16,820	$11,439	$22,149
Apr-22	$15,917	$11,005	$20,577
May-22	$15,315	$11,075	$19,913
Jun-22	$14,593	$10,902	$18,683
Jul-22	$15,195	$11,168	$19,747
Aug-22	$15,120	$10,853	$19,927
Sep-22	$14,312	$10,384	$18,737
Oct-22	$14,703	$10,249	$19,346
Nov-22	$15,140	$10,626	$19,652
Dec-22	$14,763	$10,578	$19,035
Jan-23	$15,443	$10,904	$20,139
Feb-23	$15,065	$10,622	$19,879
Mar-23	$15,040	$10,891	$19,748
Apr-23	$14,751	$10,958	$19,473
May-23	$14,888	$10,838	$19,645
Jun-23	$15,597	$10,800	$20,663
Jul-23	$15,995	$10,792	$21,227
Aug-23	$15,489	$10,723	$20,678
Sep-23	$15,157	$10,451	$20,140
Oct-23	$14,522	$10,286	$19,254
Nov-23	$15,327	$10,751	$20,257
Dec-23	$16,291	$11,163	$21,485
Jan-24	$16,073	$11,132	$21,235
Feb-24	$16,354	$10,975	$21,489
Mar-24	$16,709	$11,076	$21,988
Apr-24	$16,144	$10,797	$21,222
May-24	$16,568	$10,980	$21,740
Jun-24	$16,711	$11,084	$21,941
Jul-24	$16,980	$11,342	$22,364
Aug-24	$17,312	$11,505	$22,657
Sep-24	$17,638	$11,660	$23,097
Oct-24	$17,797	$11,370	$23,291
Nov-24	$19,229	$11,491	$24,868
Dec-24	$18,303	$11,303	$23,877
Jan-25	$18,867	$11,363	$24,512
Feb-25	$18,513	$11,613	$24,023
Mar-25	$17,947	$11,617	$23,366
Apr-25	$18,335	$11,663	$23,681
May-25	$18,788	$11,579	$24,452
Jun-25	$19,578	$11,757	$25,441
Jul-25	$20,213	$11,726	$26,147
Aug-25	$20,538	$11,866	$26,602
Sep-25	$21,327	$11,996	$27,625
Oct-25	$22,191	$12,071	$28,489

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Class	24.69%	8.21%	8.30%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA U.S. Convertible Bond Index	22.32%	9.32%	11.04%

Material Change Date	Nov. 01, 2024
AssetsNet		$ 40,399,000
Holdings Count | Holding		152
Advisory Fees Paid, Amount		$ 143,000
InvestmentCompanyPortfolioTurnover		160.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$40,399
Number of Investments	152
Total Net Advisory Fees Paid (in thousands)	$143
Portfolio Turnover Rate	160%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	25.2%
Financials	17.6%
Consumer Staples	12.4%
Communication Services	12.1%
Industrials	10.4%
Utilities	8.5%
Consumer Discretionary	6.2%
Energy	3.0%
Materials	2.5%
Health Care	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

Effective March 1, 2025, Harbor Services Group, Inc., the Fund’s transfer and shareholder servicing agent, received a fee of up to 0.20% of the Investor Class shares average daily net assets. Prior to March 1, 2025, the fee received was up to 0.21% of the Investor Class shares average daily net assets.

Effective March 1, 2025, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to lower the operating expense limit for Investor Class shares from 1.07% to 1.06% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2026.

Material Fund Change Expenses [Text Block]

Effective March 1, 2025, Harbor Services Group, Inc., the Fund’s transfer and shareholder servicing agent, received a fee of up to 0.20% of the Investor Class shares average daily net assets. Prior to March 1, 2025, the fee received was up to 0.21% of the Investor Class shares average daily net assets.

Effective March 1, 2025, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to lower the operating expense limit for Investor Class shares from 1.07% to 1.06% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

C000200769
Shareholder Report [Line Items]
Fund Name		Harbor Core Bond Fund
Class Name		Retirement Class
Trading Symbol		Ticker: HCBRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Core Bond Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$27	0.26%

Expenses Paid, Amount		$ 27
Expense Ratio, Percent		0.26%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Income Research + Management

Performance Summary

The Retirement Class shares of the Fund returned 6.21% for the year ended October 31, 2025, while the Bloomberg U.S. Aggregate Bond Index (the "Index") returned 6.16% during the same period.

Top contributors to relative performance included:

• Overweight exposure to Corporate Bonds and Securitized Products, along with an underweight exposure to U.S. Treasuries.

• Overweight exposure to the Financials sector and Commercial Mortgage-Backed Securities (“CMBS”).

• Security selection within the Industrials, Communication and Technology sectors and Asset-Backed Securities.

• Allocation to Small Business Administration securitizations not included in the Index.

Top detractors from relative performance included:

• Allocation to Sovereign Debt.

• Security selection within non-Agency CMBS and Agency Fixed Rate Collateralized Mortgage Obligations.

• Security selection within the Financials sector.

Line Graph [Table Text Block]
	Retirement Class	Bloomberg U.S. Aggregate Bond Index
May-18	$1,000,000	$1,000,000
Jun-18	$999,876	$1,002,340
Jul-18	$1,000,878	$1,002,579
Aug-18	$1,005,887	$1,009,029
Sep-18	$1,000,758	$1,002,532
Oct-18	$992,687	$994,611
Nov-18	$997,731	$1,000,546
Dec-18	$1,013,813	$1,018,927
Jan-19	$1,023,992	$1,029,750
Feb-19	$1,025,009	$1,029,153
Mar-19	$1,044,729	$1,048,913
Apr-19	$1,045,753	$1,049,182
May-19	$1,064,189	$1,067,807
Jun-19	$1,077,091	$1,081,215
Jul-19	$1,081,218	$1,083,594
Aug-19	$1,109,074	$1,111,674
Sep-19	$1,103,204	$1,105,754
Oct-19	$1,105,282	$1,109,085
Nov-19	$1,105,282	$1,108,518
Dec-19	$1,102,733	$1,107,746
Jan-20	$1,125,949	$1,129,064
Feb-20	$1,145,999	$1,149,387
Mar-20	$1,131,662	$1,142,621
Apr-20	$1,155,017	$1,162,934
May-20	$1,165,633	$1,168,347
Jun-20	$1,179,386	$1,175,709
Jul-20	$1,199,665	$1,193,269
Aug-20	$1,191,127	$1,183,637
Sep-20	$1,192,046	$1,182,988
Oct-20	$1,186,682	$1,177,705
Nov-20	$1,200,630	$1,189,261
Dec-20	$1,202,889	$1,190,900
Jan-21	$1,197,371	$1,182,361
Feb-21	$1,180,818	$1,165,289
Mar-21	$1,165,227	$1,150,737
Apr-21	$1,175,643	$1,159,828
May-21	$1,177,242	$1,163,617
Jun-21	$1,186,928	$1,171,792
Jul-21	$1,200,876	$1,184,895
Aug-21	$1,197,073	$1,182,639
Sep-21	$1,187,317	$1,172,399
Oct-21	$1,186,573	$1,172,076
Nov-21	$1,189,057	$1,175,545
Dec-21	$1,183,832	$1,172,538
Jan-22	$1,159,327	$1,147,276
Feb-22	$1,146,237	$1,134,476
Mar-22	$1,113,560	$1,102,956
Apr-22	$1,072,195	$1,061,101
May-22	$1,074,665	$1,067,942
Jun-22	$1,057,840	$1,051,188
Jul-22	$1,084,006	$1,076,873
Aug-22	$1,054,637	$1,046,449
Sep-22	$1,009,912	$1,001,233
Oct-22	$995,103	$988,264
Nov-22	$1,032,225	$1,024,608
Dec-22	$1,026,566	$1,019,987
Jan-23	$1,062,851	$1,051,368
Feb-23	$1,036,453	$1,024,184
Mar-23	$1,060,962	$1,050,198
Apr-23	$1,066,358	$1,056,565
May-23	$1,056,073	$1,045,060
Jun-23	$1,052,261	$1,041,331
Jul-23	$1,052,102	$1,040,609
Aug-23	$1,046,061	$1,033,957
Sep-23	$1,019,430	$1,007,685
Oct-23	$1,001,394	$991,783
Nov-23	$1,046,739	$1,036,696
Dec-23	$1,086,219	$1,076,380
Jan-24	$1,085,225	$1,073,423
Feb-24	$1,070,779	$1,058,258
Mar-24	$1,079,972	$1,068,031
Apr-24	$1,053,691	$1,041,052
May-24	$1,072,395	$1,058,701
Jun-24	$1,082,235	$1,068,728
Jul-24	$1,107,712	$1,093,686
Aug-24	$1,122,829	$1,109,404
Sep-24	$1,138,120	$1,124,260
Oct-24	$1,109,783	$1,096,380
Nov-24	$1,123,214	$1,107,970
Dec-24	$1,104,040	$1,089,838
Jan-25	$1,109,297	$1,095,618
Feb-25	$1,134,657	$1,119,724
Mar-25	$1,134,118	$1,120,147
Apr-25	$1,137,055	$1,124,549
May-25	$1,129,844	$1,116,498
Jun-25	$1,147,025	$1,133,664
Jul-25	$1,145,001	$1,130,672
Aug-25	$1,158,176	$1,144,199
Sep-25	$1,171,744	$1,156,681
Oct-25	$1,178,687	$1,163,905

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 06/01/2018
Retirement Class	6.21%	-0.14%	2.24%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	2.07%

Performance Inception Date		Jun. 01, 2018
AssetsNet		$ 1,545,634,000
Holdings Count | Holding		497
Advisory Fees Paid, Amount		$ 3,246,000
InvestmentCompanyPortfolioTurnover		45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$1,545,634
Number of Investments	497
Total Net Advisory Fees Paid (in thousands)	$3,246
Portfolio Turnover Rate	45%

Holdings [Text Block]

Investment Allocation (% of Investments)

Value	Value
Corporate Bonds & Notes	31.8%
Mortgage Pass-Through	23.9%
U.S. Government Obligations	23.0%
Asset-Backed Securities	12.9%
Collateralized Mortgage Obligations	7.9%
Municipal Bonds	0.5%

C000200768
Shareholder Report [Line Items]
Fund Name		Harbor Core Bond Fund
Class Name		Institutional Class
Trading Symbol		Ticker: HACBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Core Bond Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$35	0.34%

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.34%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Income Research + Management

Performance Summary

The Institutional Class shares of the Fund returned 6.13% for the year ended October 31, 2025, while the Bloomberg U.S. Aggregate Bond Index (the "Index") returned 6.16% during the same period.

Top contributors to relative performance included:

• Overweight exposure to Corporate Bonds and Securitized Products, along with an underweight exposure to U.S. Treasuries.

• Overweight exposure to the Financials sector and Commercial Mortgage-Backed Securities (“CMBS”).

• Security selection within the Industrials, Communication and Technology sectors and Asset-Backed Securities.

• Allocation to Small Business Administration securitizations not included in the Index.

Top detractors from relative performance included:

• Allocation to Sovereign Debt.

• Security selection within non-Agency CMBS and Agency Fixed Rate Collateralized Mortgage Obligations.

• Security selection within the Financials sector.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index
May-18	$10,000	$10,000
Jun-18	$9,999	$10,023
Jul-18	$10,009	$10,026
Aug-18	$10,059	$10,090
Sep-18	$10,005	$10,025
Oct-18	$9,925	$9,946
Nov-18	$9,975	$10,005
Dec-18	$10,134	$10,189
Jan-19	$10,236	$10,298
Feb-19	$10,236	$10,292
Mar-19	$10,441	$10,489
Apr-19	$10,451	$10,492
May-19	$10,625	$10,678
Jun-19	$10,763	$10,812
Jul-19	$10,804	$10,836
Aug-19	$11,082	$11,117
Sep-19	$11,011	$11,058
Oct-19	$11,042	$11,091
Nov-19	$11,032	$11,085
Dec-19	$11,004	$11,077
Jan-20	$11,246	$11,291
Feb-20	$11,447	$11,494
Mar-20	$11,301	$11,426
Apr-20	$11,534	$11,629
May-20	$11,640	$11,683
Jun-20	$11,775	$11,757
Jul-20	$11,978	$11,933
Aug-20	$11,892	$11,836
Sep-20	$11,899	$11,830
Oct-20	$11,846	$11,777
Nov-20	$11,985	$11,893
Dec-20	$12,005	$11,909
Jan-21	$11,950	$11,824
Feb-21	$11,774	$11,653
Mar-21	$11,627	$11,507
Apr-21	$11,730	$11,598
May-21	$11,745	$11,636
Jun-21	$11,841	$11,718
Jul-21	$11,979	$11,849
Aug-21	$11,940	$11,826
Sep-21	$11,842	$11,724
Oct-21	$11,834	$11,721
Nov-21	$11,858	$11,755
Dec-21	$11,805	$11,725
Jan-22	$11,560	$11,473
Feb-22	$11,418	$11,345
Mar-22	$11,102	$11,030
Apr-22	$10,689	$10,611
May-22	$10,712	$10,679
Jun-22	$10,555	$10,512
Jul-22	$10,804	$10,769
Aug-22	$10,522	$10,464
Sep-22	$10,064	$10,012
Oct-22	$9,916	$9,883
Nov-22	$10,274	$10,246
Dec-22	$10,228	$10,200
Jan-23	$10,589	$10,514
Feb-23	$10,326	$10,242
Mar-23	$10,557	$10,502
Apr-23	$10,622	$10,566
May-23	$10,507	$10,451
Jun-23	$10,480	$10,413
Jul-23	$10,478	$10,406
Aug-23	$10,417	$10,340
Sep-23	$10,151	$10,077
Oct-23	$9,971	$9,918
Nov-23	$10,422	$10,367
Dec-23	$10,814	$10,764
Jan-24	$10,792	$10,734
Feb-24	$10,648	$10,583
Mar-24	$10,738	$10,680
Apr-24	$10,488	$10,411
May-24	$10,661	$10,587
Jun-24	$10,771	$10,687
Jul-24	$11,024	$10,937
Aug-24	$11,161	$11,094
Sep-24	$11,312	$11,243
Oct-24	$11,042	$10,964
Nov-24	$11,163	$11,080
Dec-24	$10,984	$10,898
Jan-25	$11,035	$10,956
Feb-25	$11,287	$11,197
Mar-25	$11,281	$11,201
Apr-25	$11,309	$11,245
May-25	$11,237	$11,165
Jun-25	$11,407	$11,337
Jul-25	$11,386	$11,307
Aug-25	$11,516	$11,442
Sep-25	$11,650	$11,567
Oct-25	$11,719	$11,639

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 06/01/2018
Institutional Class	6.13%	-0.22%	2.16%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	2.07%

Performance Inception Date		Jun. 01, 2018
AssetsNet		$ 1,545,634,000
Holdings Count | Holding		497
Advisory Fees Paid, Amount		$ 3,246,000
InvestmentCompanyPortfolioTurnover		45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$1,545,634
Number of Investments	497
Total Net Advisory Fees Paid (in thousands)	$3,246
Portfolio Turnover Rate	45%

Holdings [Text Block]

Investment Allocation (% of Investments)

Value	Value
Corporate Bonds & Notes	31.8%
Mortgage Pass-Through	23.9%
U.S. Government Obligations	23.0%
Asset-Backed Securities	12.9%
Collateralized Mortgage Obligations	7.9%
Municipal Bonds	0.5%

C000200770
Shareholder Report [Line Items]
Fund Name		Harbor Core Plus Fund
Class Name		Retirement Class
Trading Symbol		Ticker: HBFRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Core Plus Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$31	0.30%

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.30%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Income Research + Management

Performance Summary

The Retirement Class shares of the Fund returned 6.68% for the year ended October 31, 2025, while the Bloomberg U.S. Aggregate Bond Index returned 6.16% during the same period.

Top contributors to relative performance included:

• Security selection within Corporates and Securitized Bonds driven by top performing Industrial sector positions.

• Overweight exposure to Corporates and Securitized Bonds and underweight exposure to U.S. Treasuries as Corporate and Securitized Bonds each of which broadly outperformed U.S. Treasury bonds.

• Security selection within the Financials sector driven mostly by bond selection within the Finance Companies sub-sector and security selections within the Industrials sector driven by security selection within the Consumer Cyclical and Capital Goods sub-sectors.

• Within Securitized products, investments in non-traditional Asset-Backed Securities (“ABS”), particularly Collateralized Loan Obligations (“CLOs”), non-Agency Residential Mortgage-Backed Security and Small Business Administration securitizations.

Top detractors from relative performance included:

• Security selection within non-Agency Commercial Mortgage-Backed Securities.

• Overweight exposure to ABS, primarily CLOs and an allocation to sovereign debt.

Line Graph [Table Text Block]
	Retirement Class	Bloomberg U.S. Aggregate Bond Index
Nov-15	$999,161	$997,358
Dec-15	$994,729	$994,135
Jan-16	$1,002,534	$1,007,816
Feb-16	$998,198	$1,014,965
Mar-16	$1,015,158	$1,024,277
Apr-16	$1,021,263	$1,028,209
May-16	$1,023,007	$1,028,473
Jun-16	$1,037,123	$1,046,952
Jul-16	$1,050,274	$1,053,571
Aug-16	$1,048,520	$1,052,366
Sep-16	$1,051,375	$1,051,750
Oct-16	$1,046,968	$1,043,705
Nov-16	$1,020,530	$1,019,017
Dec-16	$1,026,991	$1,020,455
Jan-17	$1,035,142	$1,022,457
Feb-17	$1,043,293	$1,029,329
Mar-17	$1,042,705	$1,028,789
Apr-17	$1,050,880	$1,036,728
May-17	$1,059,054	$1,044,708
Jun-17	$1,059,606	$1,043,657
Jul-17	$1,067,841	$1,048,148
Aug-17	$1,080,652	$1,057,549
Sep-17	$1,078,325	$1,052,512
Oct-17	$1,076,481	$1,053,122
Nov-17	$1,071,873	$1,051,770
Dec-17	$1,077,276	$1,056,597
Jan-18	$1,066,972	$1,044,429
Feb-18	$1,059,478	$1,034,528
Mar-18	$1,063,939	$1,041,163
Apr-18	$1,054,557	$1,033,419
May-18	$1,058,310	$1,040,794
Jun-18	$1,060,408	$1,039,514
Jul-18	$1,063,248	$1,039,761
Aug-18	$1,067,982	$1,046,451
Sep-18	$1,062,187	$1,039,713
Oct-18	$1,058,369	$1,031,498
Nov-18	$1,061,232	$1,037,653
Dec-18	$1,074,775	$1,056,716
Jan-19	$1,088,306	$1,067,941
Feb-19	$1,091,206	$1,067,321
Mar-19	$1,106,267	$1,087,814
Apr-19	$1,109,181	$1,088,093
May-19	$1,128,606	$1,107,409
Jun-19	$1,141,589	$1,121,314
Jul-19	$1,141,589	$1,123,782
Aug-19	$1,173,898	$1,152,903
Sep-19	$1,168,147	$1,146,763
Oct-19	$1,173,076	$1,150,218
Nov-19	$1,170,118	$1,149,630
Dec-19	$1,166,330	$1,148,829
Jan-20	$1,194,290	$1,170,938
Feb-20	$1,211,266	$1,192,014
Mar-20	$1,188,936	$1,184,997
Apr-20	$1,215,000	$1,206,064
May-20	$1,224,022	$1,211,678
Jun-20	$1,239,189	$1,219,313
Jul-20	$1,259,371	$1,237,523
Aug-20	$1,258,362	$1,227,534
Sep-20	$1,258,095	$1,226,861
Oct-20	$1,253,022	$1,221,383
Nov-20	$1,268,240	$1,233,368
Dec-20	$1,271,088	$1,235,067
Jan-21	$1,264,892	$1,226,212
Feb-21	$1,250,436	$1,208,506
Mar-21	$1,236,229	$1,193,414
Apr-21	$1,247,340	$1,202,842
May-21	$1,251,151	$1,206,772
Jun-21	$1,263,040	$1,215,251
Jul-21	$1,275,120	$1,228,839
Aug-21	$1,273,832	$1,226,500
Sep-21	$1,265,382	$1,215,880
Oct-21	$1,264,084	$1,215,545
Nov-21	$1,265,875	$1,219,142
Dec-21	$1,263,949	$1,216,024
Jan-22	$1,240,636	$1,189,825
Feb-22	$1,226,398	$1,176,550
Mar-22	$1,191,609	$1,143,862
Apr-22	$1,148,676	$1,100,454
May-22	$1,151,890	$1,107,548
Jun-22	$1,129,317	$1,090,174
Jul-22	$1,155,249	$1,116,811
Aug-22	$1,127,696	$1,085,258
Sep-22	$1,081,567	$1,038,366
Oct-22	$1,064,553	$1,024,915
Nov-22	$1,103,252	$1,062,607
Dec-22	$1,099,494	$1,057,816
Jan-23	$1,140,096	$1,090,360
Feb-23	$1,114,426	$1,062,168
Mar-23	$1,137,141	$1,089,146
Apr-23	$1,145,854	$1,095,750
May-23	$1,134,264	$1,083,818
Jun-23	$1,133,356	$1,079,951
Jul-23	$1,133,951	$1,079,202
Aug-23	$1,127,517	$1,072,304
Sep-23	$1,099,530	$1,045,057
Oct-23	$1,079,788	$1,028,566
Nov-23	$1,130,136	$1,075,144
Dec-23	$1,174,003	$1,116,300
Jan-24	$1,175,323	$1,113,233
Feb-24	$1,161,766	$1,097,506
Mar-24	$1,172,823	$1,107,641
Apr-24	$1,146,010	$1,079,661
May-24	$1,165,384	$1,097,965
Jun-24	$1,177,280	$1,108,364
Jul-24	$1,204,161	$1,134,248
Aug-24	$1,221,244	$1,150,548
Sep-24	$1,240,796	$1,165,955
Oct-24	$1,210,592	$1,137,041
Nov-24	$1,226,054	$1,149,061
Dec-24	$1,206,184	$1,130,256
Jan-25	$1,214,154	$1,136,251
Feb-25	$1,241,146	$1,161,252
Mar-25	$1,238,737	$1,161,690
Apr-25	$1,240,689	$1,166,255
May-25	$1,234,158	$1,157,906
Jun-25	$1,254,600	$1,175,709
Jul-25	$1,253,174	$1,172,606
Aug-25	$1,267,327	$1,186,634
Sep-25	$1,283,112	$1,199,579
Oct-25	$1,291,487	$1,207,070

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Retirement Class	6.68%	0.61%	2.59%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

AssetsNet		$ 1,255,295,000
Holdings Count | Holding		684
Advisory Fees Paid, Amount		$ 2,971,000
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$1,255,295
Number of Investments	684
Total Net Advisory Fees Paid (in thousands)	$2,971
Portfolio Turnover Rate	44%

Holdings [Text Block]

Investment Allocation (% of Investments)

Value	Value
Corporate Bonds & Notes	30.5%
Mortgage Pass-Through	25.2%
U.S. Government Obligations	20.4%
Collateralized Mortgage Obligations	12.0%
Asset-Backed Securities	11.9%

C000001976
Shareholder Report [Line Items]
Fund Name		Harbor Core Plus Fund
Class Name		Institutional Class
Trading Symbol		Ticker: HABDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Core Plus Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$39	0.38%

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Income Research + Management

Performance Summary

The Institutional Class shares of the Fund returned 6.51% for the year ended October 31, 2025, while the Bloomberg U.S. Aggregate Bond Index returned 6.16% during the same period.

Top contributors to relative performance included:

• Security selection within Corporates and Securitized Bonds driven by top performing Industrial sector positions.

• Overweight exposure to Corporates and Securitized Bonds and underweight exposure to U.S. Treasuries as Corporate and Securitized Bonds each of which broadly outperformed U.S. Treasury bonds.

• Security selection within the Financials sector driven mostly by bond selection within the Finance Companies sub-sector and security selections within the Industrials sector driven by security selection within the Consumer Cyclical and Capital Goods sub-sectors.

• Within Securitized products, investments in non-traditional Asset-Backed Securities (“ABS”), particularly Collateralized Loan Obligations (“CLOs”), non-Agency Residential Mortgage-Backed Security and Small Business Administration securitizations.

Top detractors from relative performance included:

• Security selection within non-Agency Commercial Mortgage-Backed Securities.

• Overweight exposure to ABS, primarily CLOs and an allocation to sovereign debt.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index
Nov-15	$9,992	$9,974
Dec-15	$9,947	$9,941
Jan-16	$10,025	$10,078
Feb-16	$9,982	$10,150
Mar-16	$10,152	$10,243
Apr-16	$10,213	$10,282
May-16	$10,230	$10,285
Jun-16	$10,371	$10,470
Jul-16	$10,503	$10,536
Aug-16	$10,485	$10,524
Sep-16	$10,514	$10,517
Oct-16	$10,470	$10,437
Nov-16	$10,205	$10,190
Dec-16	$10,270	$10,205
Jan-17	$10,351	$10,225
Feb-17	$10,433	$10,293
Mar-17	$10,427	$10,288
Apr-17	$10,509	$10,367
May-17	$10,591	$10,447
Jun-17	$10,596	$10,437
Jul-17	$10,678	$10,481
Aug-17	$10,807	$10,575
Sep-17	$10,783	$10,525
Oct-17	$10,765	$10,531
Nov-17	$10,719	$10,518
Dec-17	$10,773	$10,566
Jan-18	$10,670	$10,444
Feb-18	$10,595	$10,345
Mar-18	$10,639	$10,412
Apr-18	$10,546	$10,334
May-18	$10,592	$10,408
Jun-18	$10,602	$10,395
Jul-18	$10,640	$10,398
Aug-18	$10,687	$10,465
Sep-18	$10,627	$10,397
Oct-18	$10,589	$10,315
Nov-18	$10,617	$10,377
Dec-18	$10,751	$10,567
Jan-19	$10,886	$10,679
Feb-19	$10,915	$10,673
Mar-19	$11,073	$10,878
Apr-19	$11,093	$10,881
May-19	$11,287	$11,074
Jun-19	$11,414	$11,213
Jul-19	$11,414	$11,238
Aug-19	$11,737	$11,529
Sep-19	$11,677	$11,468
Oct-19	$11,726	$11,502
Nov-19	$11,697	$11,496
Dec-19	$11,657	$11,488
Jan-20	$11,936	$11,709
Feb-20	$12,105	$11,920
Mar-20	$11,880	$11,850
Apr-20	$12,120	$12,061
May-20	$12,230	$12,117
Jun-20	$12,379	$12,193
Jul-20	$12,580	$12,375
Aug-20	$12,570	$12,275
Sep-20	$12,565	$12,269
Oct-20	$12,514	$12,214
Nov-20	$12,666	$12,334
Dec-20	$12,692	$12,351
Jan-21	$12,630	$12,262
Feb-21	$12,486	$12,085
Mar-21	$12,342	$11,934
Apr-21	$12,452	$12,028
May-21	$12,489	$12,068
Jun-21	$12,606	$12,153
Jul-21	$12,726	$12,288
Aug-21	$12,712	$12,265
Sep-21	$12,627	$12,159
Oct-21	$12,614	$12,155
Nov-21	$12,631	$12,191
Dec-21	$12,610	$12,160
Jan-22	$12,377	$11,898
Feb-22	$12,235	$11,766
Mar-22	$11,887	$11,439
Apr-22	$11,458	$11,005
May-22	$11,460	$11,075
Jun-22	$11,244	$10,902
Jul-22	$11,491	$11,168
Aug-22	$11,227	$10,853
Sep-22	$10,755	$10,384
Oct-22	$10,596	$10,249
Nov-22	$10,981	$10,626
Dec-22	$10,943	$10,578
Jan-23	$11,347	$10,904
Feb-23	$11,090	$10,622
Mar-23	$11,316	$10,891
Apr-23	$11,402	$10,958
May-23	$11,274	$10,838
Jun-23	$11,276	$10,800
Jul-23	$11,281	$10,792
Aug-23	$11,216	$10,723
Sep-23	$10,937	$10,451
Oct-23	$10,739	$10,286
Nov-23	$11,229	$10,751
Dec-23	$11,676	$11,163
Jan-24	$11,677	$11,132
Feb-24	$11,553	$10,975
Mar-24	$11,650	$11,076
Apr-24	$11,383	$10,797
May-24	$11,586	$10,980
Jun-24	$11,692	$11,084
Jul-24	$11,959	$11,342
Aug-24	$12,128	$11,505
Sep-24	$12,322	$11,660
Oct-24	$12,021	$11,370
Nov-24	$12,174	$11,491
Dec-24	$11,975	$11,303
Jan-25	$12,054	$11,363
Feb-25	$12,321	$11,613
Mar-25	$12,297	$11,617
Apr-25	$12,315	$11,663
May-25	$12,250	$11,579
Jun-25	$12,452	$11,757
Jul-25	$12,437	$11,726
Aug-25	$12,577	$11,866
Sep-25	$12,733	$11,996
Oct-25	$12,803	$12,071

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	6.51%	0.46%	2.50%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

AssetsNet		$ 1,255,295,000
Holdings Count | Holding		684
Advisory Fees Paid, Amount		$ 2,971,000
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$1,255,295
Number of Investments	684
Total Net Advisory Fees Paid (in thousands)	$2,971
Portfolio Turnover Rate	44%

Holdings [Text Block]

Investment Allocation (% of Investments)

Value	Value
Corporate Bonds & Notes	30.5%
Mortgage Pass-Through	25.2%
U.S. Government Obligations	20.4%
Collateralized Mortgage Obligations	12.0%
Asset-Backed Securities	11.9%

C000001977
Shareholder Report [Line Items]
Fund Name		Harbor Core Plus Fund
Class Name		Administrative Class
Trading Symbol		Ticker: HRBDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Core Plus Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$65	0.63%

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.63%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Income Research + Management

Performance Summary

The Administrative Class shares of the Fund returned 6.23% for the year ended October 31, 2025, while the Bloomberg U.S. Aggregate Bond Index returned 6.16% during the same period.

Top contributors to relative performance included:

• Security selection within Corporates and Securitized Bonds driven by top performing Industrial sector positions.

• Overweight exposure to Corporates and Securitized Bonds and underweight exposure to U.S. Treasuries as Corporate and Securitized Bonds each of which broadly outperformed U.S. Treasury bonds.

• Security selection within the Financials sector driven mostly by bond selection within the Finance Companies sub-sector and security selections within the Industrials sector driven by security selection within the Consumer Cyclical and Capital Goods sub-sectors.

• Within Securitized products, investments in non-traditional Asset-Backed Securities (“ABS”), particularly Collateralized Loan Obligations (“CLOs”), non-Agency Residential Mortgage-Backed Security and Small Business Administration securitizations.

Top detractors from relative performance included:

• Security selection within non-Agency Commercial Mortgage-Backed Securities.

• Overweight exposure to ABS, primarily CLOs and an allocation to sovereign debt.

Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Bond Index
Nov-15	$9,983	$9,974
Dec-15	$9,940	$9,941
Jan-16	$10,018	$10,078
Feb-16	$9,966	$10,150
Mar-16	$10,138	$10,243
Apr-16	$10,199	$10,282
May-16	$10,216	$10,285
Jun-16	$10,359	$10,470
Jul-16	$10,482	$10,536
Aug-16	$10,464	$10,524
Sep-16	$10,486	$10,517
Oct-16	$10,442	$10,437
Nov-16	$10,178	$10,190
Dec-16	$10,245	$10,205
Jan-17	$10,317	$10,225
Feb-17	$10,389	$10,293
Mar-17	$10,386	$10,288
Apr-17	$10,476	$10,367
May-17	$10,549	$10,447
Jun-17	$10,557	$10,437
Jul-17	$10,630	$10,481
Aug-17	$10,757	$10,575
Sep-17	$10,727	$10,525
Oct-17	$10,709	$10,531
Nov-17	$10,663	$10,518
Dec-17	$10,709	$10,566
Jan-18	$10,607	$10,444
Feb-18	$10,533	$10,345
Mar-18	$10,580	$10,412
Apr-18	$10,478	$10,334
May-18	$10,524	$10,408
Jun-18	$10,536	$10,395
Jul-18	$10,564	$10,398
Aug-18	$10,602	$10,465
Sep-18	$10,545	$10,397
Oct-18	$10,507	$10,315
Nov-18	$10,536	$10,377
Dec-18	$10,661	$10,567
Jan-19	$10,795	$10,679
Feb-19	$10,814	$10,673
Mar-19	$10,974	$10,878
Apr-19	$10,994	$10,881
May-19	$11,186	$11,074
Jun-19	$11,305	$11,213
Jul-19	$11,305	$11,238
Aug-19	$11,615	$11,529
Sep-19	$11,556	$11,468
Oct-19	$11,605	$11,502
Nov-19	$11,575	$11,496
Dec-19	$11,537	$11,488
Jan-20	$11,813	$11,709
Feb-20	$11,971	$11,920
Mar-20	$11,741	$11,850
Apr-20	$11,978	$12,061
May-20	$12,087	$12,117
Jun-20	$12,236	$12,193
Jul-20	$12,425	$12,375
Aug-20	$12,415	$12,275
Sep-20	$12,412	$12,269
Oct-20	$12,352	$12,214
Nov-20	$12,492	$12,334
Dec-20	$12,522	$12,351
Jan-21	$12,461	$12,262
Feb-21	$12,319	$12,085
Mar-21	$12,169	$11,934
Apr-21	$12,275	$12,028
May-21	$12,310	$12,068
Jun-21	$12,423	$12,153
Jul-21	$12,538	$12,288
Aug-21	$12,522	$12,265
Sep-21	$12,446	$12,159
Oct-21	$12,419	$12,155
Nov-21	$12,434	$12,191
Dec-21	$12,422	$12,160
Jan-22	$12,179	$11,898
Feb-22	$12,037	$11,766
Mar-22	$11,692	$11,439
Apr-22	$11,269	$11,005
May-22	$11,268	$11,075
Jun-22	$11,054	$10,902
Jul-22	$11,294	$11,168
Aug-22	$11,032	$10,853
Sep-22	$10,567	$10,384
Oct-22	$10,408	$10,249
Nov-22	$10,784	$10,626
Dec-22	$10,744	$10,578
Jan-23	$11,137	$10,904
Feb-23	$10,884	$10,622
Mar-23	$11,102	$10,891
Apr-23	$11,185	$10,958
May-23	$11,068	$10,838
Jun-23	$11,056	$10,800
Jul-23	$11,059	$10,792
Aug-23	$10,993	$10,723
Sep-23	$10,717	$10,451
Oct-23	$10,522	$10,286
Nov-23	$10,999	$10,751
Dec-23	$11,434	$11,163
Jan-24	$11,444	$11,132
Feb-24	$11,309	$10,975
Mar-24	$11,402	$11,076
Apr-24	$11,138	$10,797
May-24	$11,334	$10,980
Jun-24	$11,436	$11,084
Jul-24	$11,705	$11,342
Aug-24	$11,856	$11,505
Sep-24	$12,043	$11,660
Oct-24	$11,758	$11,370
Nov-24	$11,894	$11,491
Dec-24	$11,697	$11,303
Jan-25	$11,771	$11,363
Feb-25	$12,030	$11,613
Mar-25	$12,003	$11,617
Apr-25	$12,019	$11,663
May-25	$11,952	$11,579
Jun-25	$12,147	$11,757
Jul-25	$12,130	$11,726
Aug-25	$12,264	$11,866
Sep-25	$12,413	$11,996
Oct-25	$12,491	$12,071

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrative Class	6.23%	0.22%	2.25%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

AssetsNet		$ 1,255,295,000
Holdings Count | Holding		684
Advisory Fees Paid, Amount		$ 2,971,000
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$1,255,295
Number of Investments	684
Total Net Advisory Fees Paid (in thousands)	$2,971
Portfolio Turnover Rate	44%

Holdings [Text Block]

Investment Allocation (% of Investments)

Value	Value
Corporate Bonds & Notes	30.5%
Mortgage Pass-Through	25.2%
U.S. Government Obligations	20.4%
Collateralized Mortgage Obligations	12.0%
Asset-Backed Securities	11.9%

C000166759
Shareholder Report [Line Items]
Fund Name		Harbor Diversified International All Cap Fund
Class Name		Retirement Class
Trading Symbol		Ticker: HNIDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Diversified International All Cap Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$82	0.74%

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		0.74%
Line Graph [Table Text Block]
	Retirement Class	MSCI All Country World Ex. U.S. (ND) Index
Oct-15	$1,000,000	$1,000,000
Nov-15	$992,000	$981,717
Dec-15	$976,547	$963,226
Jan-16	$926,519	$897,706
Feb-16	$921,516	$887,445
Mar-16	$952,533	$959,603
Apr-16	$970,544	$984,855
May-16	$969,543	$968,233
Jun-16	$938,526	$953,420
Jul-16	$983,551	$1,000,569
Aug-16	$989,554	$1,006,897
Sep-16	$998,559	$1,019,314
Oct-16	$977,547	$1,004,658
Nov-16	$960,538	$981,420
Dec-16	$976,899	$1,006,524
Jan-17	$1,019,505	$1,042,179
Feb-17	$1,028,635	$1,058,798
Mar-17	$1,052,981	$1,085,640
Apr-17	$1,085,443	$1,108,882
May-17	$1,116,890	$1,144,864
Jun-17	$1,116,890	$1,148,419
Jul-17	$1,148,338	$1,190,748
Aug-17	$1,153,410	$1,196,978
Sep-17	$1,174,713	$1,219,199
Oct-17	$1,196,016	$1,242,136
Nov-17	$1,187,901	$1,252,226
Dec-17	$1,216,741	$1,280,214
Jan-18	$1,271,378	$1,351,517
Feb-18	$1,221,994	$1,287,789
Mar-18	$1,214,639	$1,265,075
Apr-18	$1,220,944	$1,285,274
May-18	$1,200,980	$1,255,598
Jun-18	$1,182,067	$1,231,998
Jul-18	$1,208,335	$1,261,463
Aug-18	$1,185,219	$1,235,060
Sep-18	$1,190,473	$1,240,687
Oct-18	$1,093,806	$1,139,772
Nov-18	$1,096,958	$1,150,561
Dec-18	$1,049,463	$1,098,483
Jan-19	$1,132,806	$1,181,482
Feb-19	$1,158,029	$1,204,568
Mar-19	$1,160,222	$1,211,742
Apr-19	$1,195,314	$1,243,754
May-19	$1,141,579	$1,177,001
Jun-19	$1,201,893	$1,247,873
Jul-19	$1,177,768	$1,232,769
Aug-19	$1,154,739	$1,194,696
Sep-19	$1,186,541	$1,225,440
Oct-19	$1,224,922	$1,268,199
Nov-19	$1,249,048	$1,279,378
Dec-19	$1,300,681	$1,334,782
Jan-20	$1,256,989	$1,298,925
Feb-20	$1,156,161	$1,196,252
Mar-20	$944,422	$1,023,043
Apr-20	$1,016,122	$1,100,569
May-20	$1,068,776	$1,136,588
Jun-20	$1,103,506	$1,187,951
Jul-20	$1,148,319	$1,240,915
Aug-20	$1,200,973	$1,294,034
Sep-20	$1,176,326	$1,262,224
Oct-20	$1,148,319	$1,235,088
Nov-20	$1,317,485	$1,401,225
Dec-20	$1,410,272	$1,476,962
Jan-21	$1,400,086	$1,480,172
Feb-21	$1,451,019	$1,509,474
Mar-21	$1,494,028	$1,528,560
Apr-21	$1,539,302	$1,573,555
May-21	$1,594,762	$1,622,776
Jun-21	$1,578,916	$1,612,269
Jul-21	$1,564,203	$1,585,691
Aug-21	$1,590,235	$1,615,833
Sep-21	$1,534,775	$1,564,093
Oct-21	$1,565,334	$1,601,428
Nov-21	$1,491,765	$1,529,321
Dec-21	$1,555,043	$1,592,520
Jan-22	$1,514,795	$1,533,836
Feb-22	$1,476,986	$1,503,476
Mar-22	$1,461,130	$1,505,873
Apr-22	$1,368,438	$1,411,314
May-22	$1,389,171	$1,421,441
Jun-22	$1,267,207	$1,299,159
Jul-22	$1,311,114	$1,343,636
Aug-22	$1,257,450	$1,300,421
Sep-22	$1,137,925	$1,170,468
Oct-22	$1,189,150	$1,205,447
Nov-22	$1,352,582	$1,347,744
Dec-22	$1,332,638	$1,337,670
Jan-23	$1,446,581	$1,446,165
Feb-23	$1,399,518	$1,395,401
Mar-23	$1,421,811	$1,429,512
Apr-23	$1,454,012	$1,454,348
May-23	$1,397,041	$1,401,469
Jun-23	$1,465,159	$1,464,352
Jul-23	$1,512,222	$1,523,885
Aug-23	$1,446,581	$1,455,062
Sep-23	$1,394,564	$1,409,103
Oct-23	$1,336,354	$1,350,967
Nov-23	$1,442,866	$1,472,572
Dec-23	$1,528,773	$1,546,558
Jan-24	$1,505,899	$1,531,194
Feb-24	$1,544,023	$1,569,961
Mar-24	$1,603,751	$1,619,035
Apr-24	$1,563,085	$1,589,964
May-24	$1,619,000	$1,636,120
Jun-24	$1,591,043	$1,634,559
Jul-24	$1,648,229	$1,672,409
Aug-24	$1,672,374	$1,720,041
Sep-24	$1,713,039	$1,766,356
Oct-24	$1,621,542	$1,679,687
Nov-24	$1,639,333	$1,664,482
Dec-24	$1,582,309	$1,632,146
Jan-25	$1,633,521	$1,697,906
Feb-25	$1,667,662	$1,721,474
Mar-25	$1,665,036	$1,717,569
Apr-25	$1,714,934	$1,779,578
May-25	$1,814,731	$1,861,102
Jun-25	$1,879,074	$1,924,241
Jul-25	$1,863,317	$1,918,732
Aug-25	$1,930,286	$1,985,307
Sep-25	$1,998,568	$2,056,842
Oct-25	$1,988,063	$2,098,411

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 11/02/2015
Retirement Class	22.60%	11.60%	7.12%
MSCI All Country World Ex. U.S. (ND) Index	24.93%	11.18%	7.70%

Performance Inception Date		Nov. 02, 2015
Material Change Description [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Marathon Asset Management Limited

Performance Summary

The Retirement Class shares of the Fund returned 22.60% for the year ended October 31, 2025, while the MSCI All Country World Ex. U.S. (ND) Index returned 24.93% during the same period.

Top contributors to relative performance included:

• Overweight positions in Japan and North America.

• Security selection in the Materials and Financials sectors, an underweight position to the Health Care sector and an overweight exposure to the Industrials sector.

• Positions in U.K.-listed aerospace and engineering company, Rolls-Royce Holdings PLC and positions in European banks including UniCredit S.p.A., CaixaBank SA, Standard Chartered PLC, Barclays PLC and National Bank of Greece S.A.

Top detractors from relative performance included:

• Currency positioning; particularly underweight exposure to the Swiss franc and the euro and overweight exposure to the British pound sterling.

• Security selection in Japan and North America.

• Underweight position in Emerging Markets.

• Security selection in the Health Care and Industrials sectors.

• Underweight position in Information Technology.

• Positions in Danish pharmaceutical giant Novo Nordisk AS and Indonesia’s PT Bank Central Asia Tbk., as well as not investing in several technology related investments including Korean memory chip producer SK Hynix Inc. and Chinese internet giants Alibaba Group Holdings Limited and Tencent Holdings Ltd.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 758,023,000
Holdings Count | Holding		250
Advisory Fees Paid, Amount		$ 6,112,000
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$758,023
Number of Investments (includes derivatives)	250
Total Net Advisory Fees Paid (in thousands)	$6,112
Portfolio Turnover Rate	18%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	41.9%
Pacific Basin	33.9%
North America	9.4%
Latin America	5.8%
Africa	4.2%
South Asia	2.5%
Middle East/Central Asia	2.3%

Country Breakdown (% of Investments)

United Kingdom	18.2%
Japan	16.4%
Canada	8.3%
Taiwan	4.9%
China	4.7%
France	4.6%
South Africa	4.2%
Hong Kong	4.0%
Denmark	2.6%
Australia	2.6%
Others	29.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

Effective March 1, 2025, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to increase the operating expense limit for Retirement Class shares from 0.72% to 0.75% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2026.

Material Fund Change Expenses [Text Block]

Effective March 1, 2025, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to increase the operating expense limit for Retirement Class shares from 0.72% to 0.75% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

C000161865
Shareholder Report [Line Items]
Fund Name		Harbor Diversified International All Cap Fund
Class Name		Institutional Class
Trading Symbol		Ticker: HAIDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Diversified International All Cap Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$91	0.82%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.82%
Line Graph [Table Text Block]
	Institutional Class	MSCI All Country World Ex. U.S. (ND) Index
Oct-15	$50,000	$50,000
Nov-15	$49,600	$49,086
Dec-15	$48,827	$48,161
Jan-16	$46,326	$44,885
Feb-16	$45,075	$44,372
Mar-16	$47,627	$47,980
Apr-16	$48,577	$49,243
May-16	$48,477	$48,412
Jun-16	$46,926	$47,671
Jul-16	$49,178	$50,028
Aug-16	$49,478	$50,345
Sep-16	$49,928	$50,966
Oct-16	$48,877	$50,233
Nov-16	$48,027	$49,071
Dec-16	$48,820	$50,326
Jan-17	$50,950	$52,109
Feb-17	$51,457	$52,940
Mar-17	$52,623	$54,282
Apr-17	$54,296	$55,444
May-17	$55,817	$57,243
Jun-17	$55,817	$57,421
Jul-17	$57,388	$59,537
Aug-17	$57,642	$59,849
Sep-17	$58,706	$60,960
Oct-17	$59,771	$62,107
Nov-17	$59,365	$62,611
Dec-17	$60,812	$64,011
Jan-18	$63,540	$67,576
Feb-18	$61,074	$64,389
Mar-18	$60,707	$63,254
Apr-18	$61,022	$64,264
May-18	$59,973	$62,780
Jun-18	$59,028	$61,600
Jul-18	$60,340	$63,073
Aug-18	$59,186	$61,753
Sep-18	$59,448	$62,034
Oct-18	$54,621	$56,989
Nov-18	$54,778	$57,528
Dec-18	$52,420	$54,924
Jan-19	$56,579	$59,074
Feb-19	$57,783	$60,228
Mar-19	$57,947	$60,587
Apr-19	$59,643	$62,188
May-19	$57,017	$58,850
Jun-19	$59,971	$62,394
Jul-19	$58,768	$61,638
Aug-19	$57,619	$59,735
Sep-19	$59,205	$61,272
Oct-19	$61,121	$63,410
Nov-19	$62,324	$63,969
Dec-19	$64,907	$66,739
Jan-20	$62,728	$64,946
Feb-20	$57,701	$59,813
Mar-20	$47,144	$51,152
Apr-20	$50,719	$55,028
May-20	$53,288	$56,829
Jun-20	$55,020	$59,398
Jul-20	$57,254	$62,046
Aug-20	$59,880	$64,702
Sep-20	$58,651	$63,111
Oct-20	$57,254	$61,754
Nov-20	$65,689	$70,061
Dec-20	$70,266	$73,848
Jan-21	$69,758	$74,009
Feb-21	$72,296	$75,474
Mar-21	$74,495	$76,428
Apr-21	$76,751	$78,678
May-21	$79,514	$81,139
Jun-21	$78,725	$80,613
Jul-21	$77,992	$79,285
Aug-21	$79,232	$80,792
Sep-21	$76,469	$78,205
Oct-21	$77,935	$80,071
Nov-21	$74,270	$76,466
Dec-21	$77,417	$79,626
Jan-22	$75,413	$76,692
Feb-22	$73,591	$75,174
Mar-22	$72,802	$75,294
Apr-22	$68,127	$70,566
May-22	$69,219	$71,072
Jun-22	$63,087	$64,958
Jul-22	$65,333	$67,182
Aug-22	$62,601	$65,021
Sep-22	$56,651	$58,523
Oct-22	$59,201	$60,272
Nov-22	$67,276	$67,387
Dec-22	$66,349	$66,883
Jan-23	$71,955	$72,308
Feb-23	$69,676	$69,770
Mar-23	$70,784	$71,476
Apr-23	$72,386	$72,717
May-23	$69,552	$70,073
Jun-23	$72,879	$73,218
Jul-23	$75,220	$76,194
Aug-23	$71,955	$72,753
Sep-23	$69,367	$70,455
Oct-23	$66,472	$67,548
Nov-23	$71,770	$73,629
Dec-23	$76,045	$77,328
Jan-24	$74,845	$76,560
Feb-24	$76,803	$78,498
Mar-24	$79,771	$80,952
Apr-24	$77,750	$79,498
May-24	$80,466	$81,806
Jun-24	$79,077	$81,728
Jul-24	$81,982	$83,620
Aug-24	$83,119	$86,002
Sep-24	$85,140	$88,318
Oct-24	$80,593	$83,984
Nov-24	$81,477	$83,224
Dec-24	$78,683	$81,607
Jan-25	$81,225	$84,895
Feb-25	$82,855	$86,074
Mar-25	$82,725	$85,878
Apr-25	$85,202	$88,979
May-25	$90,156	$93,055
Jun-25	$93,350	$96,212
Jul-25	$92,568	$95,937
Aug-25	$95,893	$99,265
Sep-25	$99,283	$102,842
Oct-25	$98,761	$104,921

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 11/02/2015
Institutional Class	22.54%	11.52%	7.05%
MSCI All Country World Ex. U.S. (ND) Index	24.93%	11.18%	7.70%

Performance Inception Date		Nov. 02, 2015
Material Change Description [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Marathon Asset Management Limited

Performance Summary

The Institutional Class shares of the Fund returned 22.54% for the year ended October 31, 2025, while the MSCI All Country World Ex. U.S. (ND) Index returned 24.93% during the same period.

Top contributors to relative performance included:

• Overweight positions in Japan and North America.

• Security selection in the Materials and Financials sectors, an underweight position to the Health Care sector and an overweight exposure to the Industrials sector.

• Positions in U.K.-listed aerospace and engineering company, Rolls-Royce Holdings PLC and positions in European banks including UniCredit S.p.A., CaixaBank SA, Standard Chartered PLC, Barclays PLC and National Bank of Greece S.A.

Top detractors from relative performance included:

• Currency positioning; particularly underweight exposure to the Swiss franc and the euro and overweight exposure to the British pound sterling.

• Security selection in Japan and North America.

• Underweight position in Emerging Markets.

• Security selection in the Health Care and Industrials sectors.

• Underweight position in Information Technology.

• Positions in Danish pharmaceutical giant Novo Nordisk AS and Indonesia’s PT Bank Central Asia Tbk., as well as not investing in several technology related investments including Korean memory chip producer SK Hynix Inc. and Chinese internet giants Alibaba Group Holdings Limited and Tencent Holdings Ltd.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 758,023,000
Holdings Count | Holding		250
Advisory Fees Paid, Amount		$ 6,112,000
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$758,023
Number of Investments (includes derivatives)	250
Total Net Advisory Fees Paid (in thousands)	$6,112
Portfolio Turnover Rate	18%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	41.9%
Pacific Basin	33.9%
North America	9.4%
Latin America	5.8%
Africa	4.2%
South Asia	2.5%
Middle East/Central Asia	2.3%

Country Breakdown (% of Investments)

United Kingdom	18.2%
Japan	16.4%
Canada	8.3%
Taiwan	4.9%
China	4.7%
France	4.6%
South Africa	4.2%
Hong Kong	4.0%
Denmark	2.6%
Australia	2.6%
Others	29.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

Effective March 1, 2025, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to increase the operating expense limit for Institutional Class shares from 0.80% to 0.83% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2026.

Material Fund Change Expenses [Text Block]

Effective March 1, 2025, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to increase the operating expense limit for Institutional Class shares from 0.80% to 0.83% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

C000161866
Shareholder Report [Line Items]
Fund Name		Harbor Diversified International All Cap Fund
Class Name		Administrative Class
Trading Symbol		Ticker: HRIDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Diversified International All Cap Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$119	1.07%

Expenses Paid, Amount		$ 119
Expense Ratio, Percent		1.07%
Line Graph [Table Text Block]
	Administrative Class	MSCI All Country World Ex. U.S. (ND) Index
Oct-15	$10,000	$10,000
Nov-15	$9,910	$9,817
Dec-15	$9,761	$9,632
Jan-16	$9,261	$8,977
Feb-16	$9,001	$8,874
Mar-16	$9,511	$9,596
Apr-16	$9,701	$9,849
May-16	$9,681	$9,682
Jun-16	$9,371	$9,534
Jul-16	$9,821	$10,006
Aug-16	$9,871	$10,069
Sep-16	$9,961	$10,193
Oct-16	$9,751	$10,047
Nov-16	$9,571	$9,814
Dec-16	$9,735	$10,065
Jan-17	$10,160	$10,422
Feb-17	$10,250	$10,588
Mar-17	$10,493	$10,856
Apr-17	$10,817	$11,089
May-17	$11,120	$11,449
Jun-17	$11,120	$11,484
Jul-17	$11,433	$11,907
Aug-17	$11,474	$11,970
Sep-17	$11,686	$12,192
Oct-17	$11,888	$12,421
Nov-17	$11,807	$12,522
Dec-17	$12,099	$12,802
Jan-18	$12,642	$13,515
Feb-18	$12,141	$12,878
Mar-18	$12,068	$12,651
Apr-18	$12,120	$12,853
May-18	$11,911	$12,556
Jun-18	$11,734	$12,320
Jul-18	$11,984	$12,615
Aug-18	$11,755	$12,351
Sep-18	$11,807	$12,407
Oct-18	$10,847	$11,398
Nov-18	$10,867	$11,506
Dec-18	$10,397	$10,985
Jan-19	$11,222	$11,815
Feb-19	$11,461	$12,046
Mar-19	$11,483	$12,117
Apr-19	$11,831	$12,438
May-19	$11,298	$11,770
Jun-19	$11,885	$12,479
Jul-19	$11,646	$12,328
Aug-19	$11,418	$11,947
Sep-19	$11,722	$12,254
Oct-19	$12,102	$12,682
Nov-19	$12,330	$12,794
Dec-19	$12,849	$13,348
Jan-20	$12,406	$12,989
Feb-20	$11,410	$11,963
Mar-20	$9,318	$10,230
Apr-20	$10,027	$11,006
May-20	$10,536	$11,366
Jun-20	$10,879	$11,880
Jul-20	$11,321	$12,409
Aug-20	$11,831	$12,940
Sep-20	$11,587	$12,622
Oct-20	$11,310	$12,351
Nov-20	$12,970	$14,012
Dec-20	$13,871	$14,770
Jan-21	$13,771	$14,802
Feb-21	$14,273	$15,095
Mar-21	$14,697	$15,286
Apr-21	$15,132	$15,736
May-21	$15,678	$16,228
Jun-21	$15,522	$16,123
Jul-21	$15,366	$15,857
Aug-21	$15,611	$16,158
Sep-21	$15,065	$15,641
Oct-21	$15,355	$16,014
Nov-21	$14,630	$15,293
Dec-21	$15,250	$15,925
Jan-22	$14,855	$15,338
Feb-22	$14,483	$15,035
Mar-22	$14,328	$15,059
Apr-22	$13,405	$14,113
May-22	$13,609	$14,214
Jun-22	$12,411	$12,992
Jul-22	$12,842	$13,436
Aug-22	$12,303	$13,004
Sep-22	$11,141	$11,705
Oct-22	$11,632	$12,054
Nov-22	$13,226	$13,477
Dec-22	$13,035	$13,377
Jan-23	$14,138	$14,462
Feb-23	$13,677	$13,954
Mar-23	$13,896	$14,295
Apr-23	$14,199	$14,543
May-23	$13,641	$14,015
Jun-23	$14,296	$14,644
Jul-23	$14,757	$15,239
Aug-23	$14,114	$14,551
Sep-23	$13,605	$14,091
Oct-23	$13,035	$13,510
Nov-23	$14,065	$14,726
Dec-23	$14,900	$15,466
Jan-24	$14,664	$15,312
Feb-24	$15,036	$15,700
Mar-24	$15,619	$16,190
Apr-24	$15,222	$15,900
May-24	$15,756	$16,361
Jun-24	$15,483	$16,346
Jul-24	$16,041	$16,724
Aug-24	$16,264	$17,200
Sep-24	$16,649	$17,664
Oct-24	$15,756	$16,797
Nov-24	$15,929	$16,645
Dec-24	$15,373	$16,321
Jan-25	$15,871	$16,979
Feb-25	$16,191	$17,215
Mar-25	$16,165	$17,176
Apr-25	$16,638	$17,796
May-25	$17,609	$18,611
Jun-25	$18,223	$19,242
Jul-25	$18,069	$19,187
Aug-25	$18,708	$19,853
Sep-25	$19,360	$20,568
Oct-25	$19,258	$20,984

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 11/02/2015
Administrative Class	22.23%	11.23%	6.77%
MSCI All Country World Ex. U.S. (ND) Index	24.93%	11.18%	7.70%

Performance Inception Date		Nov. 02, 2015
Material Change Description [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Marathon Asset Management Limited

Performance Summary

The Administrative Class shares of the Fund returned 22.23% for the year ended October 31, 2025, while the MSCI All Country World Ex. U.S. (ND) Index returned 24.93% during the same period.

Top contributors to relative performance included:

• Overweight positions in Japan and North America.

• Security selection in the Materials and Financials sectors, an underweight position to the Health Care sector and an overweight exposure to the Industrials sector.

• Positions in U.K.-listed aerospace and engineering company, Rolls-Royce Holdings PLC and positions in European banks including UniCredit S.p.A., CaixaBank SA, Standard Chartered PLC, Barclays PLC and National Bank of Greece S.A.

Top detractors from relative performance included:

• Currency positioning; particularly underweight exposure to the Swiss franc and the euro and overweight exposure to the British pound sterling.

• Security selection in Japan and North America.

• Underweight position in Emerging Markets.

• Security selection in the Health Care and Industrials sectors.

• Underweight position in Information Technology.

• Positions in Danish pharmaceutical giant Novo Nordisk AS and Indonesia’s PT Bank Central Asia Tbk., as well as not investing in several technology related investments including Korean memory chip producer SK Hynix Inc. and Chinese internet giants Alibaba Group Holdings Limited and Tencent Holdings Ltd.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 758,023,000
Holdings Count | Holding		250
Advisory Fees Paid, Amount		$ 6,112,000
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$758,023
Number of Investments (includes derivatives)	250
Total Net Advisory Fees Paid (in thousands)	$6,112
Portfolio Turnover Rate	18%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	41.9%
Pacific Basin	33.9%
North America	9.4%
Latin America	5.8%
Africa	4.2%
South Asia	2.5%
Middle East/Central Asia	2.3%

Country Breakdown (% of Investments)

United Kingdom	18.2%
Japan	16.4%
Canada	8.3%
Taiwan	4.9%
China	4.7%
France	4.6%
South Africa	4.2%
Hong Kong	4.0%
Denmark	2.6%
Australia	2.6%
Others	29.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

Effective March 1, 2025, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to increase the operating expense limit for Administrative Class shares from 1.05% to 1.08% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2026.

Material Fund Change Expenses [Text Block]

Effective March 1, 2025, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to increase the operating expense limit for Administrative Class shares from 1.05% to 1.08% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

C000161867
Shareholder Report [Line Items]
Fund Name		Harbor Diversified International All Cap Fund
Class Name		Investor Class
Trading Symbol		Ticker: HIIDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Diversified International All Cap Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$130	1.17%

Expenses Paid, Amount		$ 130
Expense Ratio, Percent		1.17%
Line Graph [Table Text Block]
	Investor Class	MSCI All Country World Ex. U.S. (ND) Index
Oct-15	$10,000	$10,000
Nov-15	$9,910	$9,817
Dec-15	$9,760	$9,632
Jan-16	$9,260	$8,977
Feb-16	$9,000	$8,874
Mar-16	$9,510	$9,596
Apr-16	$9,690	$9,849
May-16	$9,670	$9,682
Jun-16	$9,360	$9,534
Jul-16	$9,810	$10,006
Aug-16	$9,860	$10,069
Sep-16	$9,950	$10,193
Oct-16	$9,740	$10,047
Nov-16	$9,560	$9,814
Dec-16	$9,727	$10,065
Jan-17	$10,143	$10,422
Feb-17	$10,234	$10,588
Mar-17	$10,467	$10,856
Apr-17	$10,801	$11,089
May-17	$11,095	$11,449
Jun-17	$11,095	$11,484
Jul-17	$11,409	$11,907
Aug-17	$11,450	$11,970
Sep-17	$11,662	$12,192
Oct-17	$11,865	$12,421
Nov-17	$11,784	$12,522
Dec-17	$12,061	$12,802
Jan-18	$12,605	$13,515
Feb-18	$12,103	$12,878
Mar-18	$12,030	$12,651
Apr-18	$12,092	$12,853
May-18	$11,883	$12,556
Jun-18	$11,695	$12,320
Jul-18	$11,946	$12,615
Aug-18	$11,716	$12,351
Sep-18	$11,768	$12,407
Oct-18	$10,806	$11,398
Nov-18	$10,827	$11,506
Dec-18	$10,368	$10,985
Jan-19	$11,172	$11,815
Feb-19	$11,422	$12,046
Mar-19	$11,443	$12,117
Apr-19	$11,780	$12,438
May-19	$11,248	$11,770
Jun-19	$11,835	$12,479
Jul-19	$11,585	$12,328
Aug-19	$11,367	$11,947
Sep-19	$11,672	$12,254
Oct-19	$12,041	$12,682
Nov-19	$12,280	$12,794
Dec-19	$12,786	$13,348
Jan-20	$12,355	$12,989
Feb-20	$11,359	$11,963
Mar-20	$9,269	$10,230
Apr-20	$9,977	$11,006
May-20	$10,474	$11,366
Jun-20	$10,817	$11,880
Jul-20	$11,260	$12,409
Aug-20	$11,768	$12,940
Sep-20	$11,514	$12,622
Oct-20	$11,248	$12,351
Nov-20	$12,896	$14,012
Dec-20	$13,790	$14,770
Jan-21	$13,690	$14,802
Feb-21	$14,180	$15,095
Mar-21	$14,603	$15,286
Apr-21	$15,037	$15,736
May-21	$15,571	$16,228
Jun-21	$15,415	$16,123
Jul-21	$15,271	$15,857
Aug-21	$15,504	$16,158
Sep-21	$14,959	$15,641
Oct-21	$15,248	$16,014
Nov-21	$14,525	$15,293
Dec-21	$15,135	$15,925
Jan-22	$14,741	$15,338
Feb-22	$14,383	$15,035
Mar-22	$14,215	$15,059
Apr-22	$13,308	$14,113
May-22	$13,511	$14,214
Jun-22	$12,316	$12,992
Jul-22	$12,746	$13,436
Aug-22	$12,209	$13,004
Sep-22	$11,050	$11,705
Oct-22	$11,540	$12,054
Nov-22	$13,116	$13,477
Dec-22	$12,921	$13,377
Jan-23	$14,020	$14,462
Feb-23	$13,561	$13,954
Mar-23	$13,779	$14,295
Apr-23	$14,081	$14,543
May-23	$13,525	$14,015
Jun-23	$14,177	$14,644
Jul-23	$14,624	$15,239
Aug-23	$13,984	$14,551
Sep-23	$13,477	$14,091
Oct-23	$12,909	$13,510
Nov-23	$13,936	$14,726
Dec-23	$14,751	$15,466
Jan-24	$14,529	$15,312
Feb-24	$14,899	$15,700
Mar-24	$15,467	$16,190
Apr-24	$15,072	$15,900
May-24	$15,603	$16,361
Jun-24	$15,331	$16,346
Jul-24	$15,875	$16,724
Aug-24	$16,097	$17,200
Sep-24	$16,479	$17,664
Oct-24	$15,603	$16,797
Nov-24	$15,763	$16,645
Dec-24	$15,217	$16,321
Jan-25	$15,699	$16,979
Feb-25	$16,017	$17,215
Mar-25	$15,992	$17,176
Apr-25	$16,462	$17,796
May-25	$17,414	$18,611
Jun-25	$18,024	$19,242
Jul-25	$17,872	$19,187
Aug-25	$18,494	$19,853
Sep-25	$19,142	$20,568
Oct-25	$19,040	$20,984

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 11/02/2015
Investor Class	22.03%	11.10%	6.65%
MSCI All Country World Ex. U.S. (ND) Index	24.93%	11.18%	7.70%

Performance Inception Date		Nov. 02, 2015
Material Change Description [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Marathon Asset Management Limited

Performance Summary

The Investor Class shares of the Fund returned 22.03% for the year ended October 31, 2025, while the MSCI All Country World Ex. U.S. (ND) Index returned 24.93% during the same period.

Top contributors to relative performance included:

• Overweight positions in Japan and North America.

• Security selection in the Materials and Financials sectors, an underweight position to the Health Care sector and an overweight exposure to the Industrials sector.

• Positions in U.K.-listed aerospace and engineering company, Rolls-Royce Holdings PLC and positions in European banks including UniCredit S.p.A., CaixaBank SA, Standard Chartered PLC, Barclays PLC and National Bank of Greece S.A.

Top detractors from relative performance included:

• Currency positioning; particularly underweight exposure to the Swiss franc and the euro and overweight exposure to the British pound sterling.

• Security selection in Japan and North America.

• Underweight position in Emerging Markets.

• Security selection in the Health Care and Industrials sectors.

• Underweight position in Information Technology.

• Positions in Danish pharmaceutical giant Novo Nordisk AS and Indonesia’s PT Bank Central Asia Tbk., as well as not investing in several technology related investments including Korean memory chip producer SK Hynix Inc. and Chinese internet giants Alibaba Group Holdings Limited and Tencent Holdings Ltd.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 758,023,000
Holdings Count | Holding		250
Advisory Fees Paid, Amount		$ 6,112,000
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$758,023
Number of Investments (includes derivatives)	250
Total Net Advisory Fees Paid (in thousands)	$6,112
Portfolio Turnover Rate	18%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	41.9%
Pacific Basin	33.9%
North America	9.4%
Latin America	5.8%
Africa	4.2%
South Asia	2.5%
Middle East/Central Asia	2.3%

Country Breakdown (% of Investments)

United Kingdom	18.2%
Japan	16.4%
Canada	8.3%
Taiwan	4.9%
China	4.7%
France	4.6%
South Africa	4.2%
Hong Kong	4.0%
Denmark	2.6%
Australia	2.6%
Others	29.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

Effective March 1, 2025, Harbor Services Group, Inc., the Fund’s transfer and shareholder servicing agent, received a fee of up to 0.20% of the Investor Class shares average daily net. Prior to March 1, 2025, the fee received was up to 0.21% of the Investor Class shares average daily net assets.

Effective March 1, 2025, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to increase the operating expense limit for Investor Class shares from 1.16% to 1.18% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2026.

Material Fund Change Expenses [Text Block]

Effective March 1, 2025, Harbor Services Group, Inc., the Fund’s transfer and shareholder servicing agent, received a fee of up to 0.20% of the Investor Class shares average daily net. Prior to March 1, 2025, the fee received was up to 0.21% of the Investor Class shares average daily net assets.

Effective March 1, 2025, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to increase the operating expense limit for Investor Class shares from 1.16% to 1.18% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

C000166752
Shareholder Report [Line Items]
Fund Name		Harbor International Fund
Class Name		Retirement Class
Trading Symbol		Ticker: HNINX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor International Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$78	0.71%

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		0.71%
Line Graph [Table Text Block]
	Retirement Class	MSCI EAFE (ND) Index
Nov-15	$970,763	$984,443
Dec-15	$948,757	$971,179
Jan-16	$896,394	$900,949
Feb-16	$912,199	$884,443
Mar-16	$953,546	$941,991
Apr-16	$973,182	$969,263
May-16	$966,318	$960,458
Jun-16	$938,061	$928,218
Jul-16	$977,972	$975,261
Aug-16	$979,089	$975,953
Sep-16	$994,095	$987,942
Oct-16	$962,965	$967,734
Nov-16	$943,968	$948,460
Dec-16	$951,438	$980,892
Jan-17	$985,656	$1,009,346
Feb-17	$995,759	$1,023,779
Mar-17	$1,034,377	$1,051,962
Apr-17	$1,066,477	$1,078,729
May-17	$1,096,459	$1,118,323
Jun-17	$1,104,769	$1,116,345
Jul-17	$1,129,374	$1,148,547
Aug-17	$1,117,968	$1,148,114
Sep-17	$1,144,854	$1,176,680
Oct-17	$1,139,151	$1,194,547
Nov-17	$1,150,231	$1,207,077
Dec-17	$1,170,078	$1,226,452
Jan-18	$1,249,320	$1,287,970
Feb-18	$1,163,489	$1,229,837
Mar-18	$1,163,489	$1,207,670
Apr-18	$1,172,852	$1,235,245
May-18	$1,165,916	$1,207,479
Jun-18	$1,154,992	$1,192,727
Jul-18	$1,174,239	$1,222,086
Aug-18	$1,122,567	$1,198,485
Sep-18	$1,111,123	$1,208,886
Oct-18	$1,011,073	$1,112,668
Nov-18	$1,003,444	$1,111,266
Dec-18	$960,700	$1,057,321
Jan-19	$1,027,034	$1,126,808
Feb-19	$1,052,195	$1,155,532
Mar-19	$1,054,769	$1,162,819
Apr-19	$1,086,506	$1,195,512
May-19	$1,033,038	$1,138,096
Jun-19	$1,085,076	$1,205,614
Jul-19	$1,059,057	$1,190,307
Aug-19	$1,044,189	$1,159,471
Sep-19	$1,074,783	$1,192,697
Oct-19	$1,115,098	$1,235,549
Nov-19	$1,136,542	$1,249,478
Dec-19	$1,178,093	$1,290,085
Jan-20	$1,140,614	$1,263,139
Feb-20	$1,051,490	$1,148,954
Mar-20	$885,341	$995,605
Apr-20	$945,249	$1,059,923
May-20	$1,000,435	$1,106,078
Jun-20	$1,017,256	$1,143,739
Jul-20	$1,048,538	$1,170,398
Aug-20	$1,123,497	$1,230,570
Sep-20	$1,105,790	$1,198,595
Oct-20	$1,077,755	$1,150,737
Nov-20	$1,231,214	$1,329,116
Dec-20	$1,309,650	$1,390,915
Jan-21	$1,287,862	$1,376,096
Feb-21	$1,337,108	$1,406,961
Mar-21	$1,372,327	$1,439,312
Apr-21	$1,413,813	$1,482,620
May-21	$1,460,672	$1,530,970
Jun-21	$1,435,899	$1,513,740
Jul-21	$1,441,570	$1,525,138
Aug-21	$1,464,552	$1,552,040
Sep-21	$1,426,050	$1,506,999
Oct-21	$1,446,644	$1,544,064
Nov-21	$1,372,028	$1,472,197
Dec-21	$1,435,375	$1,547,580
Jan-22	$1,392,314	$1,472,794
Feb-22	$1,356,582	$1,446,753
Mar-22	$1,326,958	$1,456,052
Apr-22	$1,253,357	$1,361,853
May-22	$1,278,094	$1,372,063
Jun-22	$1,157,462	$1,244,752
Jul-22	$1,208,158	$1,306,778
Aug-22	$1,143,719	$1,244,713
Sep-22	$1,037,135	$1,128,274
Oct-22	$1,096,688	$1,188,947
Nov-22	$1,244,501	$1,322,865
Dec-22	$1,238,589	$1,323,928
Jan-23	$1,339,724	$1,431,136
Feb-23	$1,311,280	$1,401,273
Mar-23	$1,331,823	$1,436,002
Apr-23	$1,375,437	$1,476,544
May-23	$1,320,129	$1,414,060
Jun-23	$1,372,593	$1,478,413
Jul-23	$1,410,202	$1,526,249
Aug-23	$1,359,635	$1,467,775
Sep-23	$1,312,544	$1,417,639
Oct-23	$1,263,872	$1,360,166
Nov-23	$1,359,319	$1,486,413
Dec-23	$1,439,630	$1,565,385
Jan-24	$1,432,418	$1,574,393
Feb-24	$1,472,080	$1,603,212
Mar-24	$1,529,770	$1,655,941
Apr-24	$1,488,142	$1,613,534
May-24	$1,554,026	$1,676,034
Jun-24	$1,512,398	$1,648,977
Jul-24	$1,570,743	$1,697,352
Aug-24	$1,605,161	$1,752,543
Sep-24	$1,635,645	$1,768,727
Oct-24	$1,539,276	$1,672,542
Nov-24	$1,558,943	$1,663,053
Dec-24	$1,501,426	$1,625,232
Jan-25	$1,564,823	$1,710,641
Feb-25	$1,615,609	$1,743,816
Mar-25	$1,607,429	$1,736,780
Apr-25	$1,661,623	$1,816,334
May-25	$1,750,243	$1,899,437
Jun-25	$1,802,052	$1,941,288
Jul-25	$1,771,035	$1,914,039
Aug-25	$1,839,885	$1,995,639
Sep-25	$1,887,263	$2,033,832
Oct-25	$1,864,426	$2,057,758

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Retirement Class	21.12%	11.58%	6.43%
MSCI EAFE (ND) Index	23.03%	12.33%	7.48%

Material Change Description [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Marathon Asset Management Limited

Performance Summary

The Retirement Class shares of the Fund returned 21.12% for the year ended October 31, 2025, while the MSCI EAFE (ND) Index returned 23.03% during the same period.

Top contributors to relative performance included:

• Overweight exposure to Emerging Markets and Japan.

• Security selection in the Materials and Financials sectors, an underweight position in the Health Care sector and an overweight position in the Industrials sector.

• Positions in U.K.-listed aerospace and engineering company, Rolls-Royce Holdings PLC and positions in European banks including UniCredit S.p.A., CaixaBank SA, Standard Chartered PLC, Barclays PLC and Bank of Ireland PLC.

Top detractors from relative performance included:

• Currency positioning; particularly underweight exposure to the Swiss franc and the euro and overweight exposure to the British pound sterling.

• Security selection in the Health Care and Communication Services sectors.

• Positions in Danish pharmaceutical giant Novo Nordisk AS and Japanese medical device company Olympus Corp., as well as not holding Japanese telecommunications venture capitalist SoftBank Group Corp.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 3,717,139,000
Holdings Count | Holding		227
Advisory Fees Paid, Amount		$ 26,544,000
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$3,717,139
Number of Investments	227
Total Net Advisory Fees Paid (in thousands)	$26,544
Portfolio Turnover Rate	17%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	62.1%
Pacific Basin	34.0%
Other	3.9%

Country Breakdown (% of Investments)

United Kingdom	28.0%
Japan	23.4%
France	7.0%
Hong Kong	4.1%
Denmark	4.0%
Australia	3.9%
Spain	3.3%
Germany	3.1%
Switzerland	3.0%
Netherlands	2.8%
Others	17.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

Effective March 1, 2025, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to increase the operating expense limit for Retirement Class shares from 0.69% to 0.72% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2026.

Material Fund Change Expenses [Text Block]

Effective March 1, 2025, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to increase the operating expense limit for Retirement Class shares from 0.69% to 0.72% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

C000001997
Shareholder Report [Line Items]
Fund Name		Harbor International Fund
Class Name		Institutional Class
Trading Symbol		Ticker: HAINX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor International Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	0.79%

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.79%
Line Graph [Table Text Block]
	Institutional Class	MSCI EAFE (ND) Index
Nov-15	$48,538	$49,222
Dec-15	$47,438	$48,559
Jan-16	$44,820	$45,047
Feb-16	$44,540	$44,222
Mar-16	$47,677	$47,100
Apr-16	$48,659	$48,463
May-16	$48,316	$48,023
Jun-16	$46,895	$46,411
Jul-16	$48,891	$48,763
Aug-16	$48,946	$48,798
Sep-16	$49,689	$49,397
Oct-16	$48,132	$48,387
Nov-16	$47,182	$47,423
Dec-16	$47,555	$49,045
Jan-17	$49,257	$50,467
Feb-17	$49,770	$51,189
Mar-17	$51,699	$52,598
Apr-17	$53,295	$53,936
May-17	$54,785	$55,916
Jun-17	$55,200	$55,817
Jul-17	$56,422	$57,427
Aug-17	$55,852	$57,406
Sep-17	$57,195	$58,834
Oct-17	$56,910	$59,727
Nov-17	$57,456	$60,354
Dec-17	$58,443	$61,323
Jan-18	$62,399	$64,399
Feb-18	$58,106	$61,492
Mar-18	$58,106	$60,384
Apr-18	$58,573	$61,762
May-18	$58,218	$60,374
Jun-18	$57,673	$59,636
Jul-18	$58,625	$61,104
Aug-18	$56,037	$59,924
Sep-18	$55,466	$60,444
Oct-18	$50,471	$55,633
Nov-18	$50,091	$55,563
Dec-18	$47,949	$52,866
Jan-19	$51,261	$56,340
Feb-19	$52,498	$57,777
Mar-19	$52,626	$58,141
Apr-19	$54,218	$59,776
May-19	$51,545	$56,905
Jun-19	$54,133	$60,281
Jul-19	$52,839	$59,515
Aug-19	$52,086	$57,974
Sep-19	$53,607	$59,635
Oct-19	$55,611	$61,777
Nov-19	$56,677	$62,474
Dec-19	$58,748	$64,504
Jan-20	$56,872	$63,157
Feb-20	$52,431	$57,448
Mar-20	$44,149	$49,780
Apr-20	$47,124	$52,996
May-20	$49,865	$55,304
Jun-20	$50,716	$57,187
Jul-20	$52,269	$58,520
Aug-20	$56,007	$61,528
Sep-20	$55,113	$59,930
Oct-20	$53,706	$57,537
Nov-20	$61,357	$66,456
Dec-20	$65,261	$69,546
Jan-21	$64,180	$68,805
Feb-21	$66,624	$70,348
Mar-21	$68,371	$71,966
Apr-21	$70,445	$74,131
May-21	$72,771	$76,548
Jun-21	$71,526	$75,687
Jul-21	$71,808	$76,257
Aug-21	$72,948	$77,602
Sep-21	$71,023	$75,350
Oct-21	$72,045	$77,203
Nov-21	$68,327	$73,610
Dec-21	$71,471	$77,379
Jan-22	$69,320	$73,640
Feb-22	$67,549	$72,338
Mar-22	$66,065	$72,803
Apr-22	$62,400	$68,093
May-22	$63,612	$68,603
Jun-22	$57,616	$62,238
Jul-22	$60,129	$65,339
Aug-22	$56,919	$62,236
Sep-22	$51,604	$56,414
Oct-22	$54,572	$59,447
Nov-22	$61,931	$66,143
Dec-22	$61,614	$66,196
Jan-23	$66,639	$71,557
Feb-23	$65,230	$70,064
Mar-23	$66,232	$71,800
Apr-23	$68,408	$73,827
May-23	$65,653	$70,703
Jun-23	$68,252	$73,921
Jul-23	$70,115	$76,312
Aug-23	$67,594	$73,389
Sep-23	$65,262	$70,882
Oct-23	$62,835	$68,008
Nov-23	$67,579	$74,321
Dec-23	$71,548	$78,269
Jan-24	$71,191	$78,720
Feb-24	$73,153	$80,161
Mar-24	$76,024	$82,797
Apr-24	$73,948	$80,677
May-24	$77,208	$83,802
Jun-24	$75,132	$82,449
Jul-24	$78,036	$84,868
Aug-24	$79,755	$87,627
Sep-24	$81,247	$88,436
Oct-24	$76,462	$83,627
Nov-24	$77,436	$83,153
Dec-24	$74,573	$81,262
Jan-25	$77,723	$85,532
Feb-25	$80,234	$87,191
Mar-25	$79,813	$86,839
Apr-25	$82,508	$90,817
May-25	$86,889	$94,972
Jun-25	$89,467	$97,064
Jul-25	$87,917	$95,702
Aug-25	$91,337	$99,782
Sep-25	$93,679	$101,692
Oct-25	$92,533	$102,888

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	21.02%	11.50%	6.35%
MSCI EAFE (ND) Index	23.03%	12.33%	7.48%

Material Change Description [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Marathon Asset Management Limited

Performance Summary

The Institutional Class shares of the Fund returned 21.02% for the year ended October 31, 2025, while the MSCI EAFE (ND) Index returned 23.03% during the same period.

Top contributors to relative performance included:

• Overweight exposure to Emerging Markets and Japan.

• Security selection in the Materials and Financials sectors, an underweight position in the Health Care sector and an overweight position in the Industrials sector.

• Positions in U.K.-listed aerospace and engineering company, Rolls-Royce Holdings PLC and positions in European banks including UniCredit S.p.A., CaixaBank SA, Standard Chartered PLC, Barclays PLC and Bank of Ireland PLC.

Top detractors from relative performance included:

• Currency positioning; particularly underweight exposure to the Swiss franc and the euro and overweight exposure to the British pound sterling.

• Security selection in the Health Care and Communication Services sectors.

• Positions in Danish pharmaceutical giant Novo Nordisk AS and Japanese medical device company Olympus Corp., as well as not holding Japanese telecommunications venture capitalist SoftBank Group Corp.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 3,717,139,000
Holdings Count | Holding		227
Advisory Fees Paid, Amount		$ 26,544,000
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$3,717,139
Number of Investments	227
Total Net Advisory Fees Paid (in thousands)	$26,544
Portfolio Turnover Rate	17%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	62.1%
Pacific Basin	34.0%
Other	3.9%

Country Breakdown (% of Investments)

United Kingdom	28.0%
Japan	23.4%
France	7.0%
Hong Kong	4.1%
Denmark	4.0%
Australia	3.9%
Spain	3.3%
Germany	3.1%
Switzerland	3.0%
Netherlands	2.8%
Others	17.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

Effective March 1, 2025, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to increase the operating expense limit for Institutional Class shares from 0.77% to 0.80% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2026.

Material Fund Change Expenses [Text Block]

Effective March 1, 2025, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to increase the operating expense limit for Institutional Class shares from 0.77% to 0.80% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

C000001998
Shareholder Report [Line Items]
Fund Name		Harbor International Fund
Class Name		Administrative Class
Trading Symbol		Ticker: HRINX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor International Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$115	1.04%

Expenses Paid, Amount		$ 115
Expense Ratio, Percent		1.04%
Line Graph [Table Text Block]
	Administrative Class	MSCI EAFE (ND) Index
Nov-15	$9,706	$9,844
Dec-15	$9,484	$9,712
Jan-16	$8,958	$9,009
Feb-16	$8,902	$8,844
Mar-16	$9,526	$9,420
Apr-16	$9,720	$9,693
May-16	$9,649	$9,605
Jun-16	$9,364	$9,282
Jul-16	$9,760	$9,753
Aug-16	$9,769	$9,760
Sep-16	$9,916	$9,879
Oct-16	$9,603	$9,677
Nov-16	$9,412	$9,485
Dec-16	$9,484	$9,809
Jan-17	$9,822	$10,093
Feb-17	$9,922	$10,238
Mar-17	$10,303	$10,520
Apr-17	$10,620	$10,787
May-17	$10,915	$11,183
Jun-17	$10,996	$11,163
Jul-17	$11,237	$11,485
Aug-17	$11,120	$11,481
Sep-17	$11,385	$11,767
Oct-17	$11,325	$11,945
Nov-17	$11,432	$12,071
Dec-17	$11,625	$12,265
Jan-18	$12,410	$12,880
Feb-18	$11,554	$12,298
Mar-18	$11,553	$12,077
Apr-18	$11,642	$12,352
May-18	$11,570	$12,075
Jun-18	$11,458	$11,927
Jul-18	$11,646	$12,221
Aug-18	$11,128	$11,985
Sep-18	$11,014	$12,089
Oct-18	$10,019	$11,127
Nov-18	$9,941	$11,113
Dec-18	$9,516	$10,573
Jan-19	$10,170	$11,268
Feb-19	$10,414	$11,555
Mar-19	$10,437	$11,628
Apr-19	$10,751	$11,955
May-19	$10,218	$11,381
Jun-19	$10,728	$12,056
Jul-19	$10,470	$11,903
Aug-19	$10,319	$11,595
Sep-19	$10,619	$11,927
Oct-19	$11,015	$12,355
Nov-19	$11,222	$12,495
Dec-19	$11,628	$12,901
Jan-20	$11,256	$12,631
Feb-20	$10,373	$11,490
Mar-20	$8,732	$9,956
Apr-20	$9,321	$10,599
May-20	$9,863	$11,061
Jun-20	$10,027	$11,437
Jul-20	$10,333	$11,704
Aug-20	$11,069	$12,306
Sep-20	$10,890	$11,986
Oct-20	$10,610	$11,507
Nov-20	$12,119	$13,291
Dec-20	$12,888	$13,909
Jan-21	$12,670	$13,761
Feb-21	$13,149	$14,070
Mar-21	$13,491	$14,393
Apr-21	$13,897	$14,826
May-21	$14,353	$15,310
Jun-21	$14,106	$15,137
Jul-21	$14,158	$15,251
Aug-21	$14,382	$15,520
Sep-21	$13,999	$15,070
Oct-21	$14,196	$15,441
Nov-21	$13,459	$14,722
Dec-21	$14,078	$15,476
Jan-22	$13,650	$14,728
Feb-22	$13,298	$14,468
Mar-22	$13,003	$14,561
Apr-22	$12,279	$13,619
May-22	$12,518	$13,721
Jun-22	$11,333	$12,448
Jul-22	$11,826	$13,068
Aug-22	$11,191	$12,447
Sep-22	$10,145	$11,283
Oct-22	$10,724	$11,889
Nov-22	$12,169	$13,229
Dec-22	$12,103	$13,239
Jan-23	$13,090	$14,311
Feb-23	$12,810	$14,013
Mar-23	$13,005	$14,360
Apr-23	$13,428	$14,765
May-23	$12,886	$14,141
Jun-23	$13,395	$14,784
Jul-23	$13,754	$15,262
Aug-23	$13,258	$14,678
Sep-23	$12,798	$14,176
Oct-23	$12,320	$13,602
Nov-23	$13,246	$14,864
Dec-23	$14,021	$15,654
Jan-24	$13,949	$15,744
Feb-24	$14,333	$16,032
Mar-24	$14,893	$16,559
Apr-24	$14,480	$16,135
May-24	$15,116	$16,760
Jun-24	$14,707	$16,490
Jul-24	$15,273	$16,974
Aug-24	$15,603	$17,525
Sep-24	$15,896	$17,687
Oct-24	$14,952	$16,725
Nov-24	$15,141	$16,631
Dec-24	$14,579	$16,252
Jan-25	$15,191	$17,106
Feb-25	$15,680	$17,438
Mar-25	$15,592	$17,368
Apr-25	$16,116	$18,163
May-25	$16,969	$18,994
Jun-25	$17,471	$19,413
Jul-25	$17,162	$19,140
Aug-25	$17,826	$19,956
Sep-25	$18,279	$20,338
Oct-25	$18,054	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrative Class	20.74%	11.22%	6.09%
MSCI EAFE (ND) Index	23.03%	12.33%	7.48%

Material Change Description [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Marathon Asset Management Limited

Performance Summary

The Administrative Class shares of the Fund returned 20.74% for the year ended October 31, 2025, while the MSCI EAFE (ND) Index returned 23.03% during the same period.

Top contributors to relative performance included:

• Overweight exposure to Emerging Markets and Japan.

• Security selection in the Materials and Financials sectors, an underweight position in the Health Care sector and an overweight position in the Industrials sector.

• Positions in U.K.-listed aerospace and engineering company, Rolls-Royce Holdings PLC and positions in European banks including UniCredit S.p.A., CaixaBank SA, Standard Chartered PLC, Barclays PLC and Bank of Ireland PLC.

Top detractors from relative performance included:

• Currency positioning; particularly underweight exposure to the Swiss franc and the euro and overweight exposure to the British pound sterling.

• Security selection in the Health Care and Communication Services sectors.

• Positions in Danish pharmaceutical giant Novo Nordisk AS and Japanese medical device company Olympus Corp., as well as not holding Japanese telecommunications venture capitalist SoftBank Group Corp.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 3,717,139,000
Holdings Count | Holding		227
Advisory Fees Paid, Amount		$ 26,544,000
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$3,717,139
Number of Investments	227
Total Net Advisory Fees Paid (in thousands)	$26,544
Portfolio Turnover Rate	17%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	62.1%
Pacific Basin	34.0%
Other	3.9%

Country Breakdown (% of Investments)

United Kingdom	28.0%
Japan	23.4%
France	7.0%
Hong Kong	4.1%
Denmark	4.0%
Australia	3.9%
Spain	3.3%
Germany	3.1%
Switzerland	3.0%
Netherlands	2.8%
Others	17.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

Effective March 1, 2025, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to increase the operating expense limit for Administrative Class shares from 1.02% to 1.05% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2026.

Material Fund Change Expenses [Text Block]

Effective March 1, 2025, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to increase the operating expense limit for Administrative Class shares from 1.02% to 1.05% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

C000001999
Shareholder Report [Line Items]
Fund Name		Harbor International Fund
Class Name		Investor Class
Trading Symbol		Ticker: HIINX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor International Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$126	1.14%

Expenses Paid, Amount		$ 126
Expense Ratio, Percent		1.14%
Line Graph [Table Text Block]
	Investor Class	MSCI EAFE (ND) Index
Nov-15	$9,704	$9,844
Dec-15	$9,482	$9,712
Jan-16	$8,954	$9,009
Feb-16	$8,898	$8,844
Mar-16	$9,520	$9,420
Apr-16	$9,713	$9,693
May-16	$9,641	$9,605
Jun-16	$9,356	$9,282
Jul-16	$9,750	$9,753
Aug-16	$9,759	$9,760
Sep-16	$9,905	$9,879
Oct-16	$9,591	$9,677
Nov-16	$9,400	$9,485
Dec-16	$9,469	$9,809
Jan-17	$9,805	$10,093
Feb-17	$9,903	$10,238
Mar-17	$10,284	$10,520
Apr-17	$10,599	$10,787
May-17	$10,894	$11,183
Jun-17	$10,972	$11,163
Jul-17	$11,212	$11,485
Aug-17	$11,095	$11,481
Sep-17	$11,358	$11,767
Oct-17	$11,297	$11,945
Nov-17	$11,402	$12,071
Dec-17	$11,594	$12,265
Jan-18	$12,377	$12,880
Feb-18	$11,520	$12,298
Mar-18	$11,518	$12,077
Apr-18	$11,606	$12,352
May-18	$11,532	$12,075
Jun-18	$11,420	$11,927
Jul-18	$11,606	$12,221
Aug-18	$11,091	$11,985
Sep-18	$10,975	$12,089
Oct-18	$9,981	$11,127
Nov-18	$9,903	$11,113
Dec-18	$9,479	$10,573
Jan-19	$10,128	$11,268
Feb-19	$10,372	$11,555
Mar-19	$10,395	$11,628
Apr-19	$10,704	$11,955
May-19	$10,173	$11,381
Jun-19	$10,681	$12,056
Jul-19	$10,423	$11,903
Aug-19	$10,270	$11,595
Sep-19	$10,567	$11,927
Oct-19	$10,959	$12,355
Nov-19	$11,166	$12,495
Dec-19	$11,569	$12,901
Jan-20	$11,196	$12,631
Feb-20	$10,320	$11,490
Mar-20	$8,684	$9,956
Apr-20	$9,269	$10,599
May-20	$9,807	$11,061
Jun-20	$9,970	$11,437
Jul-20	$10,273	$11,704
Aug-20	$11,001	$12,306
Sep-20	$10,823	$11,986
Oct-20	$10,544	$11,507
Nov-20	$12,040	$13,291
Dec-20	$12,806	$13,909
Jan-21	$12,589	$13,761
Feb-21	$13,064	$14,070
Mar-21	$13,401	$14,393
Apr-21	$13,802	$14,826
May-21	$14,254	$15,310
Jun-21	$14,008	$15,137
Jul-21	$14,057	$15,251
Aug-21	$14,277	$15,520
Sep-21	$13,896	$15,070
Oct-21	$14,093	$15,441
Nov-21	$13,360	$14,722
Dec-21	$13,973	$15,476
Jan-22	$13,546	$14,728
Feb-22	$13,197	$14,468
Mar-22	$12,904	$14,561
Apr-22	$12,182	$13,619
May-22	$12,418	$13,721
Jun-22	$11,242	$12,448
Jul-22	$11,731	$13,068
Aug-22	$11,101	$12,447
Sep-22	$10,062	$11,283
Oct-22	$10,636	$11,889
Nov-22	$12,065	$13,229
Dec-22	$12,001	$13,239
Jan-23	$12,975	$14,311
Feb-23	$12,699	$14,013
Mar-23	$12,889	$14,360
Apr-23	$13,307	$14,765
May-23	$12,769	$14,141
Jun-23	$13,271	$14,784
Jul-23	$13,627	$15,262
Aug-23	$13,135	$14,678
Sep-23	$12,677	$14,176
Oct-23	$12,201	$13,602
Nov-23	$13,120	$14,864
Dec-23	$13,888	$15,654
Jan-24	$13,812	$15,744
Feb-24	$14,190	$16,032
Mar-24	$14,742	$16,559
Apr-24	$14,336	$16,135
May-24	$14,964	$16,760
Jun-24	$14,558	$16,490
Jul-24	$15,114	$16,974
Aug-24	$15,441	$17,525
Sep-24	$15,727	$17,687
Oct-24	$14,796	$16,725
Nov-24	$14,977	$16,631
Dec-24	$14,423	$16,252
Jan-25	$15,024	$17,106
Feb-25	$15,507	$17,438
Mar-25	$15,422	$17,368
Apr-25	$15,938	$18,163
May-25	$16,779	$18,994
Jun-25	$17,272	$19,413
Jul-25	$16,966	$19,140
Aug-25	$17,623	$19,956
Sep-25	$18,070	$20,338
Oct-25	$17,843	$20,578

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Class	20.59%	11.09%	5.96%
MSCI EAFE (ND) Index	23.03%	12.33%	7.48%

Material Change Description [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Marathon Asset Management Limited

Performance Summary

The Investor Class shares of the Fund returned 20.59% for the year ended October 31, 2025, while the MSCI EAFE (ND) Index returned 23.03% during the same period.

Top contributors to relative performance included:

• Overweight exposure to Emerging Markets and Japan.

• Security selection in the Materials and Financials sectors, an underweight position in the Health Care sector and an overweight position in the Industrials sector.

• Positions in U.K.-listed aerospace and engineering company, Rolls-Royce Holdings PLC and positions in European banks including UniCredit S.p.A., CaixaBank SA, Standard Chartered PLC, Barclays PLC and Bank of Ireland PLC.

Top detractors from relative performance included:

• Currency positioning; particularly underweight exposure to the Swiss franc and the euro and overweight exposure to the British pound sterling.

• Security selection in the Health Care and Communication Services sectors.

• Positions in Danish pharmaceutical giant Novo Nordisk AS and Japanese medical device company Olympus Corp., as well as not holding Japanese telecommunications venture capitalist SoftBank Group Corp.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 3,717,139,000
Holdings Count | Holding		227
Advisory Fees Paid, Amount		$ 26,544,000
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$3,717,139
Number of Investments	227
Total Net Advisory Fees Paid (in thousands)	$26,544
Portfolio Turnover Rate	17%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	62.1%
Pacific Basin	34.0%
Other	3.9%

Country Breakdown (% of Investments)

United Kingdom	28.0%
Japan	23.4%
France	7.0%
Hong Kong	4.1%
Denmark	4.0%
Australia	3.9%
Spain	3.3%
Germany	3.1%
Switzerland	3.0%
Netherlands	2.8%
Others	17.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

Effective March 1, 2025, Harbor Services Group, Inc., the Fund’s transfer and shareholder servicing agent, received a fee of up to 0.20% of the Investor Class shares average daily net assets. Prior to March 1, 2025, the fee received was up to 0.21% of the Investor Class shares average daily net assets.

Effective March 1, 2025, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to increase the operating expense limit for Investor Class shares from 1.13% to 1.15% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2026.

Material Fund Change Expenses [Text Block]

Effective March 1, 2025, Harbor Services Group, Inc., the Fund’s transfer and shareholder servicing agent, received a fee of up to 0.20% of the Investor Class shares average daily net assets. Prior to March 1, 2025, the fee received was up to 0.21% of the Investor Class shares average daily net assets.

Effective March 1, 2025, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to increase the operating expense limit for Investor Class shares from 1.13% to 1.15% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

C000248152
Shareholder Report [Line Items]
Fund Name		Harbor International Compounders Fund
Class Name		Retirement Class
Trading Symbol		Ticker: HNICX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor International Compounders Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$59	0.55%

Expenses Paid, Amount		$ 59
Expense Ratio, Percent		0.55%
Line Graph [Table Text Block]
	Retirement Class	MSCI All Country World Ex. U.S. (ND) Index
Feb-24	$1,000,000	$1,000,000
Mar-24	$989,000	$1,024,242
Apr-24	$963,000	$1,005,851
May-24	$1,000,000	$1,035,050
Jun-24	$1,000,000	$1,034,062
Jul-24	$1,005,000	$1,058,007
Aug-24	$1,039,000	$1,088,140
Sep-24	$1,044,000	$1,117,440
Oct-24	$988,000	$1,062,611
Nov-24	$983,000	$1,052,993
Dec-24	$943,502	$1,032,536
Jan-25	$983,651	$1,074,137
Feb-25	$991,681	$1,089,047
Mar-25	$973,614	$1,086,576
Apr-25	$1,010,752	$1,125,805
May-25	$1,052,908	$1,177,379
Jun-25	$1,073,987	$1,217,322
Jul-25	$1,042,871	$1,213,837
Aug-25	$1,066,961	$1,255,954
Sep-25	$1,087,035	$1,301,209
Oct-25	$1,117,147	$1,327,506

Average Annual Return [Table Text Block]
AATR	1 Year	Life of Class 03/01/2024
Retirement Class	13.07%	6.85%
MSCI All Country World Ex. U.S. (ND) Index	24.93%	18.47%

Performance Inception Date		Mar. 01, 2024
Material Change Description [Text Block]

Management's Discussion of Fund Performance

Subadvisor: C WorldWide Asset Management

Performance Summary

The Retirement Class shares of the Fund returned 13.07% for the year ended October 31, 2025, while the MSCI All Country World Ex. U.S. (ND) Index returned 24.93% during the same period.

Top contributors to relative performance included:

• Security selection within the Consumer Discretionary sector along with an underweight exposure to the Energy and Real Estate sectors.

• Positions in Taiwan Semiconductor Manufacturing Co. Ltd. ADR, Sony Group Corp., and Galderma S.A.

Top detractors from relative performance included:

• Security selection within the Financials, Industrials, and Health Care sectors.

• Positions in SMC Corp., PT Bank Central Asia Tbk, and HDFC Bank Limited.

AssetsNet		$ 50,731,000
Holdings Count | Holding		30
Advisory Fees Paid, Amount		$ 191,000
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$50,731
Number of Investments	30
Total Net Advisory Fees Paid (in thousands)	$191
Portfolio Turnover Rate	23%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	52.8%
Pacific Basin	29.7%
North America	9.0%
South Asia	5.5%
Latin America	3.0%

Country Breakdown (% of Investments)

United Kingdom	15.8%
Germany	13.4%
Japan	12.9%
France	11.5%
United States	9.0%
Taiwan	6.8%
India	5.5%
China	4.0%
Hong Kong	3.8%
Netherlands	3.6%
Others	13.7%

Material Fund Change [Text Block]
C000248153
Shareholder Report [Line Items]
Fund Name		Harbor International Compounders Fund
Class Name		Institutional Class
Trading Symbol		Ticker: HSICX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor International Compounders Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$67	0.63%

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		0.63%
Line Graph [Table Text Block]
	Institutional Class	MSCI All Country World Ex. U.S. (ND) Index
Feb-24	$50,000	$50,000
Mar-24	$49,400	$51,212
Apr-24	$48,100	$50,293
May-24	$49,950	$51,752
Jun-24	$49,950	$51,703
Jul-24	$50,200	$52,900
Aug-24	$52,350	$54,407
Sep-24	$52,150	$55,872
Oct-24	$49,350	$53,131
Nov-24	$49,100	$52,650
Dec-24	$47,151	$51,627
Jan-25	$49,158	$53,707
Feb-25	$49,509	$54,452
Mar-25	$48,606	$54,329
Apr-25	$50,462	$56,290
May-25	$52,569	$58,869
Jun-25	$53,622	$60,866
Jul-25	$52,067	$60,692
Aug-25	$53,271	$62,798
Sep-25	$54,274	$65,060
Oct-25	$55,779	$66,375

Average Annual Return [Table Text Block]
AATR	1 Year	Life of Class 03/01/2024
Institutional Class	13.03%	6.76%
MSCI All Country World Ex. U.S. (ND) Index	24.93%	18.47%

Performance Inception Date		Mar. 01, 2024
Material Change Description [Text Block]

Management's Discussion of Fund Performance

Subadvisor: C WorldWide Asset Management

Performance Summary

The Institutional Class shares of the Fund returned 13.03% for the year ended October 31, 2025, while the MSCI All Country World Ex. U.S. (ND) Index returned 24.93% during the same period.

Top contributors to relative performance included:

• Security selection within the Consumer Discretionary sector along with an underweight exposure to the Energy and Real Estate sectors.

• Positions in Taiwan Semiconductor Manufacturing Co. Ltd. ADR, Sony Group Corp., and Galderma S.A.

Top detractors from relative performance included:

• Security selection within the Financials, Industrials, and Health Care sectors.

• Positions in SMC Corp., PT Bank Central Asia Tbk, and HDFC Bank Limited.

AssetsNet		$ 50,731,000
Holdings Count | Holding		30
Advisory Fees Paid, Amount		$ 191,000
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$50,731
Number of Investments	30
Total Net Advisory Fees Paid (in thousands)	$191
Portfolio Turnover Rate	23%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	52.8%
Pacific Basin	29.7%
North America	9.0%
South Asia	5.5%
Latin America	3.0%

Country Breakdown (% of Investments)

United Kingdom	15.8%
Germany	13.4%
Japan	12.9%
France	11.5%
United States	9.0%
Taiwan	6.8%
India	5.5%
China	4.0%
Hong Kong	3.8%
Netherlands	3.6%
Others	13.7%

Material Fund Change [Text Block]
C000210023
Shareholder Report [Line Items]
Fund Name		Harbor International Core Fund
Class Name		Retirement Class
Trading Symbol		Ticker: HAORX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor International Core Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$88	0.77%

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.77%
Line Graph [Table Text Block]
	Retirement Class	MSCI EAFE (ND) Index
Feb-19	$1,000,000	$1,000,000
Mar-19	$1,003,000	$1,003,688
Apr-19	$1,020,000	$1,031,907
May-19	$968,000	$982,348
Jun-19	$1,018,000	$1,040,627
Jul-19	$1,003,000	$1,027,414
Aug-19	$972,000	$1,000,798
Sep-19	$997,000	$1,029,477
Oct-19	$1,031,000	$1,066,465
Nov-19	$1,047,000	$1,078,487
Dec-19	$1,094,044	$1,113,538
Jan-20	$1,074,562	$1,090,279
Feb-20	$1,003,813	$991,720
Mar-20	$868,468	$859,357
Apr-20	$938,191	$914,873
May-20	$978,180	$954,711
Jun-20	$1,021,244	$987,219
Jul-20	$1,066,359	$1,010,230
Aug-20	$1,101,221	$1,062,167
Sep-20	$1,078,664	$1,034,568
Oct-20	$1,037,650	$993,259
Nov-20	$1,156,590	$1,147,227
Dec-20	$1,240,683	$1,200,569
Jan-21	$1,246,923	$1,187,778
Feb-21	$1,282,282	$1,214,419
Mar-21	$1,327,001	$1,242,343
Apr-21	$1,384,199	$1,279,724
May-21	$1,436,197	$1,321,457
Jun-21	$1,429,958	$1,306,586
Jul-21	$1,459,077	$1,316,423
Aug-21	$1,482,996	$1,339,644
Sep-21	$1,416,438	$1,300,767
Oct-21	$1,458,037	$1,332,759
Nov-21	$1,401,878	$1,270,728
Dec-21	$1,479,794	$1,335,794
Jan-22	$1,389,690	$1,271,243
Feb-22	$1,357,345	$1,248,766
Mar-22	$1,392,000	$1,256,792
Apr-22	$1,298,430	$1,175,484
May-22	$1,333,086	$1,184,297
Jun-22	$1,197,929	$1,074,408
Jul-22	$1,259,154	$1,127,946
Aug-22	$1,195,618	$1,074,375
Sep-22	$1,088,186	$973,870
Oct-22	$1,152,876	$1,026,240
Nov-22	$1,275,326	$1,141,831
Dec-22	$1,256,292	$1,142,749
Jan-23	$1,330,958	$1,235,285
Feb-23	$1,288,292	$1,209,509
Mar-23	$1,304,884	$1,239,486
Apr-23	$1,316,736	$1,274,480
May-23	$1,264,588	$1,220,546
Jun-23	$1,330,958	$1,276,093
Jul-23	$1,377,180	$1,317,383
Aug-23	$1,327,403	$1,266,911
Sep-23	$1,288,292	$1,223,636
Oct-23	$1,249,181	$1,174,027
Nov-23	$1,361,773	$1,282,998
Dec-23	$1,428,812	$1,351,163
Jan-24	$1,432,442	$1,358,938
Feb-24	$1,496,563	$1,383,813
Mar-24	$1,553,425	$1,429,326
Apr-24	$1,485,674	$1,392,723
May-24	$1,576,412	$1,446,670
Jun-24	$1,561,894	$1,423,315
Jul-24	$1,611,497	$1,465,070
Aug-24	$1,656,261	$1,512,709
Sep-24	$1,664,729	$1,526,678
Oct-24	$1,601,818	$1,443,655
Nov-24	$1,640,533	$1,435,465
Dec-24	$1,592,969	$1,402,820
Jan-25	$1,692,451	$1,476,540
Feb-25	$1,743,436	$1,505,175
Mar-25	$1,727,270	$1,499,103
Apr-25	$1,791,934	$1,567,770
May-25	$1,890,174	$1,639,499
Jun-25	$1,948,620	$1,675,624
Jul-25	$1,911,314	$1,652,103
Aug-25	$1,980,952	$1,722,536
Sep-25	$2,044,372	$1,755,503
Oct-25	$2,045,615	$1,776,154

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 03/01/2019
Retirement Class	27.71%	14.54%	11.32%
MSCI EAFE (ND) Index	23.03%	12.33%	8.99%

Performance Inception Date		Mar. 01, 2019
Material Change Description [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Acadian Asset Management LLC

Performance Summary

The Retirement Class shares of the Fund returned 27.71% for the year ended October 31, 2025, while the MSCI EAFE (ND) Index returned 23.03% during the same period.

Top contributors to relative performance included:

• Security selection in the United Kingdom, led by a position in Barclays PLC.

• A combination of security selection and an underweight exposure to Australia due to a lack of exposure to CSL Ltd.

• A combination of security selection and an underweight exposure to Denmark, driven by an underweight position in Novo Nordisk AS.

• Sector allocation and security selection within the Financials, Health Care, and Materials sectors, supported by positions in Barclays PLC, Novo Nordisk AS, and Shin-Etsu Chemical Co., Ltd., respectively.

Top detractors from relative performance included:

• Security selection in the Netherlands, driven by a position in Wolters Kluwer NV.

• Security selection in Germany, led by an investment in Adidas AG.

• A combination of security selection and an underweight exposure to Japan relating to investment in SoftBank Group Corp.

• Sector allocation and security selection within the Consumer Discretionary, Industrials, and Utilities sectors, led by positions in Adidas AG, Wolters Kluwer NV, and Iberdrola, S.A., respectively.

AssetsNet		$ 992,849,000
Holdings Count | Holding		552
Advisory Fees Paid, Amount		$ 3,723,000
InvestmentCompanyPortfolioTurnover		123.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$992,849
Number of Investments	552
Total Net Advisory Fees Paid (in thousands)	$3,723
Portfolio Turnover Rate	123%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	51.3%
Pacific Basin	33.0%
North America	12.5%
Middle East/Central Asia	2.1%
Other	1.1%

Country Breakdown (% of Investments)

Japan	18.7%
United States	11.4%
Netherlands	9.8%
Switzerland	6.9%
United Kingdom	6.7%
Germany	6.1%
France	5.9%
Spain	5.6%
Australia	4.2%
China	2.9%
Others	21.8%

Material Fund Change [Text Block]
C000210022
Shareholder Report [Line Items]
Fund Name		Harbor International Core Fund
Class Name		Institutional Class
Trading Symbol		Ticker: HAOSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor International Core Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$97	0.85%

Expenses Paid, Amount		$ 97
Expense Ratio, Percent		0.85%
Line Graph [Table Text Block]
	Institutional Class	MSCI EAFE (ND) Index
Feb-19	$50,000	$50,000
Mar-19	$50,150	$50,184
Apr-19	$51,000	$51,595
May-19	$48,350	$49,117
Jun-19	$50,900	$52,031
Jul-19	$50,100	$51,371
Aug-19	$48,550	$50,040
Sep-19	$49,800	$51,474
Oct-19	$51,550	$53,323
Nov-19	$52,350	$53,924
Dec-19	$54,664	$55,677
Jan-20	$53,691	$54,514
Feb-20	$50,156	$49,586
Mar-20	$43,393	$42,968
Apr-20	$46,877	$45,744
May-20	$48,824	$47,736
Jun-20	$50,975	$49,361
Jul-20	$53,281	$50,511
Aug-20	$55,023	$53,108
Sep-20	$53,844	$51,728
Oct-20	$51,795	$49,663
Nov-20	$57,738	$57,361
Dec-20	$61,948	$60,028
Jan-21	$62,260	$59,389
Feb-21	$64,025	$60,721
Mar-21	$66,258	$62,117
Apr-21	$69,114	$63,986
May-21	$71,658	$66,073
Jun-21	$71,347	$65,329
Jul-21	$72,853	$65,821
Aug-21	$73,995	$66,982
Sep-21	$70,672	$65,038
Oct-21	$72,749	$66,638
Nov-21	$69,945	$63,536
Dec-21	$73,839	$66,790
Jan-22	$69,343	$63,562
Feb-22	$67,671	$62,438
Mar-22	$69,400	$62,840
Apr-22	$64,789	$58,774
May-22	$66,461	$59,215
Jun-22	$59,717	$53,720
Jul-22	$62,772	$56,397
Aug-22	$59,601	$53,719
Sep-22	$54,298	$48,694
Oct-22	$57,469	$51,312
Nov-22	$63,579	$57,092
Dec-22	$62,601	$57,137
Jan-23	$66,325	$61,764
Feb-23	$64,197	$60,475
Mar-23	$65,025	$61,974
Apr-23	$65,616	$63,724
May-23	$63,015	$61,027
Jun-23	$66,325	$63,805
Jul-23	$68,631	$65,869
Aug-23	$66,089	$63,346
Sep-23	$64,138	$61,182
Oct-23	$62,247	$58,701
Nov-23	$67,803	$64,150
Dec-23	$71,189	$67,558
Jan-24	$71,370	$67,947
Feb-24	$74,507	$69,191
Mar-24	$77,342	$71,466
Apr-24	$73,964	$69,636
May-24	$78,489	$72,333
Jun-24	$77,765	$71,166
Jul-24	$80,238	$73,254
Aug-24	$82,470	$75,635
Sep-24	$82,893	$76,334
Oct-24	$79,695	$72,183
Nov-24	$81,626	$71,773
Dec-24	$79,320	$70,141
Jan-25	$84,215	$73,827
Feb-25	$86,756	$75,259
Mar-25	$85,951	$74,955
Apr-25	$89,111	$78,388
May-25	$94,006	$81,975
Jun-25	$96,919	$83,781
Jul-25	$95,060	$82,605
Aug-25	$98,530	$86,127
Sep-25	$101,629	$87,775
Oct-25	$101,691	$88,808

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 03/01/2019
Institutional Class	27.60%	14.45%	11.23%
MSCI EAFE (ND) Index	23.03%	12.33%	8.99%

Performance Inception Date		Mar. 01, 2019
Material Change Description [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Acadian Asset Management LLC

Performance Summary

The Institutional Class shares of the Fund returned 27.60% for the year ended October 31, 2025, while the MSCI EAFE (ND) Index returned 23.03% during the same period.

Top contributors to relative performance included:

• Security selection in the United Kingdom, led by a position in Barclays PLC.

• A combination of security selection and an underweight exposure to Australia due to a lack of exposure to CSL Ltd.

• A combination of security selection and an underweight exposure to Denmark, driven by an underweight position in Novo Nordisk AS.

• Sector allocation and security selection within the Financials, Health Care, and Materials sectors, supported by positions in Barclays PLC, Novo Nordisk AS, and Shin-Etsu Chemical Co., Ltd., respectively.

Top detractors from relative performance included:

• Security selection in the Netherlands, driven by a position in Wolters Kluwer NV.

• Security selection in Germany, led by an investment in Adidas AG.

• A combination of security selection and an underweight exposure to Japan relating to investment in SoftBank Group Corp.

• Sector allocation and security selection within the Consumer Discretionary, Industrials, and Utilities sectors, led by positions in Adidas AG, Wolters Kluwer NV, and Iberdrola, S.A., respectively.

AssetsNet		$ 992,849,000
Holdings Count | Holding		552
Advisory Fees Paid, Amount		$ 3,723,000
InvestmentCompanyPortfolioTurnover		123.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$992,849
Number of Investments	552
Total Net Advisory Fees Paid (in thousands)	$3,723
Portfolio Turnover Rate	123%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	51.3%
Pacific Basin	33.0%
North America	12.5%
Middle East/Central Asia	2.1%
Other	1.1%

Country Breakdown (% of Investments)

Japan	18.7%
United States	11.4%
Netherlands	9.8%
Switzerland	6.9%
United Kingdom	6.7%
Germany	6.1%
France	5.9%
Spain	5.6%
Australia	4.2%
China	2.9%
Others	21.8%

Material Fund Change [Text Block]
C000210024
Shareholder Report [Line Items]
Fund Name		Harbor International Core Fund
Class Name		Investor Class
Trading Symbol		Ticker: HAONX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor International Core Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$136	1.20%

Expenses Paid, Amount		$ 136
Expense Ratio, Percent		1.20%
Line Graph [Table Text Block]
	Investor Class	MSCI EAFE (ND) Index
Feb-19	$10,000	$10,000
Mar-19	$10,030	$10,037
Apr-19	$10,190	$10,319
May-19	$9,670	$9,823
Jun-19	$10,160	$10,406
Jul-19	$10,010	$10,274
Aug-19	$9,700	$10,008
Sep-19	$9,940	$10,295
Oct-19	$10,280	$10,665
Nov-19	$10,440	$10,785
Dec-19	$10,897	$11,135
Jan-20	$10,703	$10,903
Feb-20	$9,999	$9,917
Mar-20	$8,640	$8,594
Apr-20	$9,335	$9,149
May-20	$9,723	$9,547
Jun-20	$10,152	$9,872
Jul-20	$10,601	$10,102
Aug-20	$10,938	$10,622
Sep-20	$10,703	$10,346
Oct-20	$10,295	$9,933
Nov-20	$11,469	$11,472
Dec-20	$12,305	$12,006
Jan-21	$12,367	$11,878
Feb-21	$12,707	$12,144
Mar-21	$13,151	$12,423
Apr-21	$13,709	$12,797
May-21	$14,214	$13,215
Jun-21	$14,153	$13,066
Jul-21	$14,431	$13,164
Aug-21	$14,669	$13,396
Sep-21	$13,998	$13,008
Oct-21	$14,411	$13,328
Nov-21	$13,843	$12,707
Dec-21	$14,612	$13,358
Jan-22	$13,720	$12,712
Feb-22	$13,389	$12,488
Mar-22	$13,720	$12,568
Apr-22	$12,806	$11,755
May-22	$13,137	$11,843
Jun-22	$11,800	$10,744
Jul-22	$12,394	$11,279
Aug-22	$11,765	$10,744
Sep-22	$10,713	$9,739
Oct-22	$11,342	$10,262
Nov-22	$12,543	$11,418
Dec-22	$12,344	$11,427
Jan-23	$13,070	$12,353
Feb-23	$12,649	$12,095
Mar-23	$12,801	$12,395
Apr-23	$12,918	$12,745
May-23	$12,403	$12,205
Jun-23	$13,059	$12,761
Jul-23	$13,492	$13,174
Aug-23	$13,000	$12,669
Sep-23	$12,614	$12,236
Oct-23	$12,227	$11,740
Nov-23	$13,328	$12,830
Dec-23	$13,983	$13,512
Jan-24	$14,007	$13,589
Feb-24	$14,626	$13,838
Mar-24	$15,174	$14,293
Apr-24	$14,507	$13,927
May-24	$15,388	$14,467
Jun-24	$15,245	$14,233
Jul-24	$15,722	$14,651
Aug-24	$16,150	$15,127
Sep-24	$16,234	$15,267
Oct-24	$15,615	$14,437
Nov-24	$15,984	$14,355
Dec-24	$15,520	$14,028
Jan-25	$16,481	$14,765
Feb-25	$16,967	$15,052
Mar-25	$16,809	$14,991
Apr-25	$17,429	$15,678
May-25	$18,378	$16,395
Jun-25	$18,937	$16,756
Jul-25	$18,572	$16,521
Aug-25	$19,229	$17,225
Sep-25	$19,837	$17,555
Oct-25	$19,837	$17,762

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 03/01/2019
Investor Class	27.04%	14.02%	10.81%
MSCI EAFE (ND) Index	23.03%	12.33%	8.99%

Performance Inception Date		Mar. 01, 2019
Material Change Description [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Acadian Asset Management LLC

Performance Summary

The Investor Class shares of the Fund returned 27.04% for the year ended October 31, 2025, while the MSCI EAFE (ND) Index returned 23.03% during the same period.

Top contributors to relative performance included:

• Security selection in the United Kingdom, led by a position in Barclays PLC.

• A combination of security selection and an underweight exposure to Australia due to a lack of exposure to CSL Ltd.

• A combination of security selection and an underweight exposure to Denmark, driven by an underweight position in Novo Nordisk AS.

• Sector allocation and security selection within the Financials, Health Care, and Materials sectors, supported by positions in Barclays PLC, Novo Nordisk AS, and Shin-Etsu Chemical Co., Ltd., respectively.

Top detractors from relative performance included:

• Security selection in the Netherlands, driven by a position in Wolters Kluwer NV.

• Security selection in Germany, led by an investment in Adidas AG.

• A combination of security selection and an underweight exposure to Japan relating to investment in SoftBank Group Corp.

• Sector allocation and security selection within the Consumer Discretionary, Industrials, and Utilities sectors, led by positions in Adidas AG, Wolters Kluwer NV, and Iberdrola, S.A., respectively.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 992,849,000
Holdings Count | Holding		552
Advisory Fees Paid, Amount		$ 3,723,000
InvestmentCompanyPortfolioTurnover		123.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$992,849
Number of Investments	552
Total Net Advisory Fees Paid (in thousands)	$3,723
Portfolio Turnover Rate	123%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	51.3%
Pacific Basin	33.0%
North America	12.5%
Middle East/Central Asia	2.1%
Other	1.1%

Country Breakdown (% of Investments)

Japan	18.7%
United States	11.4%
Netherlands	9.8%
Switzerland	6.9%
United Kingdom	6.7%
Germany	6.1%
France	5.9%
Spain	5.6%
Australia	4.2%
China	2.9%
Others	21.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

Effective March 1, 2025, Harbor Services Group, Inc., the Fund’s transfer and shareholder servicing agent, received a fee of up to 0.20% of the Investor Class shares average daily net assets. Prior to March 1, 2025, the fee received was up to 0.21% of the Investor Class shares average daily net assets.

Effective March 1, 2025, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to lower the operating expense limit for Investor Class shares from 1.21% to 1.20% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2026.

Material Fund Change Expenses [Text Block]

Effective March 1, 2025, Harbor Services Group, Inc., the Fund’s transfer and shareholder servicing agent, received a fee of up to 0.20% of the Investor Class shares average daily net assets. Prior to March 1, 2025, the fee received was up to 0.21% of the Investor Class shares average daily net assets.

Effective March 1, 2025, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to lower the operating expense limit for Investor Class shares from 1.21% to 1.20% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

C000165338
Shareholder Report [Line Items]
Fund Name		Harbor International Small Cap Fund
Class Name		Retirement Class
Trading Symbol		Ticker: HNISX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor International Small Cap Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$90	0.82%

Expenses Paid, Amount		$ 90
Expense Ratio, Percent		0.82%
Line Graph [Table Text Block]
	Retirement Class	MSCI EAFE (ND) Index	MSCI EAFE Small Cap (ND) Index
Jan-16	$1,000,000	$1,000,000	$1,000,000
Feb-16	$970,000	$973,331	$984,956
Mar-16	$1,044,000	$1,036,663	$1,063,920
Apr-16	$1,051,000	$1,066,676	$1,088,354
May-16	$1,082,000	$1,056,986	$1,093,991
Jun-16	$1,030,000	$1,021,506	$1,036,272
Jul-16	$1,081,000	$1,073,276	$1,099,784
Aug-16	$1,086,000	$1,074,038	$1,093,273
Sep-16	$1,120,000	$1,087,232	$1,125,788
Oct-16	$1,077,000	$1,064,993	$1,093,891
Nov-16	$1,045,000	$1,043,783	$1,063,183
Dec-16	$1,054,943	$1,079,474	$1,093,647
Jan-17	$1,101,514	$1,110,787	$1,132,282
Feb-17	$1,119,738	$1,126,671	$1,157,659
Mar-17	$1,155,172	$1,157,687	$1,180,814
Apr-17	$1,217,942	$1,187,144	$1,231,383
May-17	$1,281,725	$1,230,717	$1,276,768
Jun-17	$1,278,688	$1,228,540	$1,276,489
Jul-17	$1,318,172	$1,263,978	$1,322,759
Aug-17	$1,329,309	$1,263,502	$1,333,610
Sep-17	$1,376,892	$1,294,939	$1,371,669
Oct-17	$1,407,265	$1,314,602	$1,394,847
Nov-17	$1,424,476	$1,328,391	$1,416,920
Dec-17	$1,454,406	$1,349,713	$1,454,689
Jan-18	$1,528,307	$1,417,414	$1,529,089
Feb-18	$1,462,617	$1,353,438	$1,474,865
Mar-18	$1,462,617	$1,329,044	$1,458,213
Apr-18	$1,458,512	$1,359,390	$1,478,011
May-18	$1,445,169	$1,328,833	$1,463,869
Jun-18	$1,414,377	$1,312,599	$1,435,388
Jul-18	$1,429,773	$1,344,909	$1,444,747
Aug-18	$1,417,456	$1,318,935	$1,433,150
Sep-18	$1,422,588	$1,330,382	$1,422,794
Oct-18	$1,270,681	$1,224,494	$1,285,851
Nov-18	$1,250,153	$1,222,951	$1,276,797
Dec-18	$1,173,393	$1,163,584	$1,194,447
Jan-19	$1,262,254	$1,240,055	$1,290,679
Feb-19	$1,292,231	$1,271,666	$1,319,624
Mar-19	$1,301,866	$1,279,685	$1,321,715
Apr-19	$1,342,550	$1,315,663	$1,361,566
May-19	$1,272,960	$1,252,478	$1,289,586
Jun-19	$1,313,643	$1,326,781	$1,344,297
Jul-19	$1,294,372	$1,309,935	$1,334,777
Aug-19	$1,234,418	$1,276,000	$1,301,806
Sep-19	$1,263,324	$1,312,565	$1,338,410
Oct-19	$1,337,197	$1,359,725	$1,399,239
Nov-19	$1,366,103	$1,375,053	$1,430,161
Dec-19	$1,433,834	$1,419,742	$1,492,620
Jan-20	$1,354,544	$1,390,087	$1,449,379
Feb-20	$1,266,443	$1,264,426	$1,307,271
Mar-20	$1,015,357	$1,095,665	$1,081,839
Apr-20	$1,115,571	$1,166,448	$1,194,305
May-20	$1,177,242	$1,217,241	$1,279,495
Jun-20	$1,206,976	$1,258,687	$1,296,960
Jul-20	$1,233,406	$1,288,026	$1,340,577
Aug-20	$1,303,886	$1,354,245	$1,440,575
Sep-20	$1,278,557	$1,319,057	$1,429,960
Oct-20	$1,252,127	$1,266,388	$1,380,144
Nov-20	$1,458,062	$1,462,696	$1,569,715
Dec-20	$1,552,124	$1,530,705	$1,676,863
Jan-21	$1,557,700	$1,514,397	$1,670,663
Feb-21	$1,645,787	$1,548,364	$1,714,893
Mar-21	$1,711,574	$1,583,966	$1,752,390
Apr-21	$1,787,396	$1,631,627	$1,822,828
May-21	$1,845,378	$1,684,835	$1,859,282
Jun-21	$1,824,192	$1,665,875	$1,828,519
Jul-21	$1,840,918	$1,678,418	$1,859,596
Aug-21	$1,874,369	$1,708,024	$1,913,202
Sep-21	$1,815,272	$1,658,455	$1,844,886
Oct-21	$1,827,537	$1,699,246	$1,873,838
Nov-21	$1,733,875	$1,620,157	$1,769,057
Dec-21	$1,819,123	$1,703,115	$1,846,243
Jan-22	$1,756,725	$1,620,813	$1,711,158
Feb-22	$1,724,327	$1,592,155	$1,689,450
Mar-22	$1,711,127	$1,602,389	$1,688,761
Apr-22	$1,611,531	$1,498,722	$1,572,872
May-22	$1,675,129	$1,509,958	$1,561,519
Jun-22	$1,557,534	$1,369,853	$1,390,060
Jul-22	$1,628,331	$1,438,112	$1,481,948
Aug-22	$1,557,534	$1,369,810	$1,416,244
Sep-22	$1,432,739	$1,241,668	$1,253,376
Oct-22	$1,517,935	$1,308,438	$1,306,405
Nov-22	$1,690,728	$1,455,816	$1,435,927
Dec-22	$1,669,126	$1,456,985	$1,451,326
Jan-23	$1,783,686	$1,574,968	$1,559,683
Feb-23	$1,759,049	$1,542,104	$1,525,849
Mar-23	$1,754,122	$1,580,323	$1,522,701
Apr-23	$1,814,482	$1,624,940	$1,553,348
May-23	$1,707,313	$1,556,176	$1,488,484
Jun-23	$1,765,209	$1,626,997	$1,531,526
Jul-23	$1,805,859	$1,679,641	$1,599,395
Aug-23	$1,740,572	$1,615,290	$1,546,190
Sep-23	$1,649,417	$1,560,115	$1,477,781
Oct-23	$1,570,580	$1,496,865	$1,390,963
Nov-23	$1,713,472	$1,635,801	$1,530,849
Dec-23	$1,825,177	$1,722,709	$1,642,363
Jan-24	$1,783,581	$1,732,623	$1,615,282
Feb-24	$1,792,404	$1,764,338	$1,621,425
Mar-24	$1,862,991	$1,822,367	$1,681,762
Apr-24	$1,823,916	$1,775,698	$1,631,827
May-24	$1,897,024	$1,844,480	$1,702,480
Jun-24	$1,821,395	$1,814,703	$1,650,738
Jul-24	$1,928,536	$1,867,940	$1,744,855
Aug-24	$1,953,746	$1,928,678	$1,779,372
Sep-24	$1,973,913	$1,946,488	$1,824,780
Oct-24	$1,817,614	$1,840,636	$1,710,395
Nov-24	$1,822,656	$1,830,194	$1,711,580
Dec-24	$1,810,977	$1,788,571	$1,672,200
Jan-25	$1,857,447	$1,882,564	$1,729,826
Feb-25	$1,869,396	$1,919,073	$1,724,740
Mar-25	$1,902,588	$1,911,331	$1,733,862
Apr-25	$1,978,267	$1,998,880	$1,834,492
May-25	$2,076,517	$2,090,334	$1,937,361
Jun-25	$2,181,404	$2,136,392	$2,021,555
Jul-25	$2,154,851	$2,106,404	$2,019,885
Aug-25	$2,226,546	$2,196,205	$2,113,328
Sep-25	$2,219,908	$2,238,237	$2,146,935
Oct-25	$2,181,404	$2,264,567	$2,129,496

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 02/01/2016
Retirement Class	20.01%	11.74%	8.33%
MSCI EAFE (ND) Index	23.03%	12.33%	8.75%
MSCI EAFE Small Cap (ND) Index	24.50%	9.06%	8.06%

Performance Inception Date		Feb. 01, 2016
Material Change Description [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Cedar Street Asset Management LLC

Performance Summary

The Retirement Class shares of the Fund returned 20.01% for the year ended October 31, 2025, while the MSCI EAFE Small Cap (ND) Index (the "Index") returned 24.50% during the same period.

Top contributors to relative performance included:

• Security selection in Japan and France, combined with limited allocation to Sweden.

• Security selection within the Information Technology sector, combined with lack of exposure to the Real Estate sector.

• Positions in Spectris PLC, Anritsu Corp, METAWATER Co. Ltd., CAF – Development Bank of Latin America and the Caribbean, and ISS AS.

Top detractors from relative performance included:

• Less exposure to larger market capitalization securities and more exposure to smaller market capitalization securities relative to the Index.

• Security selection in Canada and Australia, given their concentration in gold mining companies.

• Security selection within the Materials sector, specifically the gold mining sub-sector.

• Positions in SIG Group AG, Spin Master Corp., Nakanishi, Inc., Husqvarna Group, and Sonic Healthcare Ltd.

AssetsNet		$ 180,479,000
Holdings Count | Holding		64
Advisory Fees Paid, Amount		$ 1,617,000
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$180,479
Number of Investments	64
Total Net Advisory Fees Paid (in thousands)	$1,617
Portfolio Turnover Rate	36%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	58.6%
Pacific Basin	40.0%
North America	1.4%

Country Breakdown (% of Investments)

Japan	31.0%
United Kingdom	18.6%
Switzerland	6.0%
Netherlands	5.9%
Belgium	5.3%
France	4.7%
Finland	3.9%
Australia	3.6%
Ireland	3.1%
Luxembourg	3.1%
Others	14.8%

Material Fund Change [Text Block]
C000165335
Shareholder Report [Line Items]
Fund Name		Harbor International Small Cap Fund
Class Name		Institutional Class
Trading Symbol		Ticker: HAISX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor International Small Cap Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.90%

Expenses Paid, Amount		$ 99
Expense Ratio, Percent		0.90%
Line Graph [Table Text Block]
	Institutional Class	MSCI EAFE (ND) Index	MSCI EAFE Small Cap (ND) Index
Jan-16	$50,000	$50,000	$50,000
Feb-16	$48,500	$48,667	$49,248
Mar-16	$52,200	$51,833	$53,196
Apr-16	$52,550	$53,334	$54,418
May-16	$54,100	$52,849	$54,700
Jun-16	$51,500	$51,075	$51,814
Jul-16	$54,050	$53,664	$54,989
Aug-16	$54,250	$53,702	$54,664
Sep-16	$56,000	$54,362	$56,289
Oct-16	$53,850	$53,250	$54,695
Nov-16	$52,250	$52,189	$53,159
Dec-16	$52,769	$53,974	$54,682
Jan-17	$55,045	$55,539	$56,614
Feb-17	$55,956	$56,334	$57,883
Mar-17	$57,727	$57,884	$59,041
Apr-17	$60,864	$59,357	$61,569
May-17	$64,051	$61,536	$63,838
Jun-17	$63,899	$61,427	$63,824
Jul-17	$65,872	$63,199	$66,138
Aug-17	$66,429	$63,175	$66,680
Sep-17	$68,807	$64,747	$68,583
Oct-17	$70,324	$65,730	$69,742
Nov-17	$71,185	$66,420	$70,846
Dec-17	$72,643	$67,486	$72,734
Jan-18	$76,385	$70,871	$76,454
Feb-18	$73,104	$67,672	$73,743
Mar-18	$73,104	$66,452	$72,911
Apr-18	$72,848	$67,969	$73,901
May-18	$72,181	$66,442	$73,193
Jun-18	$70,643	$65,630	$71,769
Jul-18	$71,412	$67,245	$72,237
Aug-18	$70,797	$65,947	$71,658
Sep-18	$71,053	$66,519	$71,140
Oct-18	$63,415	$61,225	$64,293
Nov-18	$62,390	$61,148	$63,840
Dec-18	$58,567	$58,179	$59,722
Jan-19	$63,002	$62,003	$64,534
Feb-19	$64,498	$63,583	$65,981
Mar-19	$64,979	$63,984	$66,086
Apr-19	$67,010	$65,783	$68,078
May-19	$63,483	$62,624	$64,479
Jun-19	$65,514	$66,339	$67,215
Jul-19	$64,605	$65,497	$66,739
Aug-19	$61,613	$63,800	$65,090
Sep-19	$63,056	$65,628	$66,920
Oct-19	$66,743	$67,986	$69,962
Nov-19	$68,186	$68,753	$71,508
Dec-19	$71,529	$70,987	$74,631
Jan-20	$67,631	$69,504	$72,469
Feb-20	$63,185	$63,221	$65,364
Mar-20	$50,669	$54,783	$54,092
Apr-20	$55,609	$58,322	$59,715
May-20	$58,738	$60,862	$63,975
Jun-20	$60,220	$62,934	$64,848
Jul-20	$61,483	$64,401	$67,029
Aug-20	$65,051	$67,712	$72,029
Sep-20	$63,734	$65,953	$71,498
Oct-20	$62,416	$63,319	$69,007
Nov-20	$72,682	$73,135	$78,486
Dec-20	$77,381	$76,535	$83,843
Jan-21	$77,659	$75,720	$83,533
Feb-21	$82,048	$77,418	$85,745
Mar-21	$85,325	$79,198	$87,619
Apr-21	$89,047	$81,581	$91,141
May-21	$91,936	$84,242	$92,964
Jun-21	$90,880	$83,294	$91,426
Jul-21	$91,769	$83,921	$92,980
Aug-21	$93,435	$85,401	$95,660
Sep-21	$90,436	$82,923	$92,244
Oct-21	$91,047	$84,962	$93,692
Nov-21	$86,381	$81,008	$88,453
Dec-21	$90,618	$85,156	$92,312
Jan-22	$87,512	$81,041	$85,558
Feb-22	$85,899	$79,608	$84,473
Mar-22	$85,242	$80,119	$84,438
Apr-22	$80,224	$74,936	$78,644
May-22	$83,390	$75,498	$78,076
Jun-22	$77,536	$68,493	$69,503
Jul-22	$81,060	$71,906	$74,097
Aug-22	$77,536	$68,490	$70,812
Sep-22	$71,324	$62,083	$62,669
Oct-22	$75,565	$65,422	$65,320
Nov-22	$84,167	$72,791	$71,796
Dec-22	$83,105	$72,849	$72,566
Jan-23	$88,744	$78,748	$77,984
Feb-23	$87,579	$77,105	$76,292
Mar-23	$87,334	$79,016	$76,135
Apr-23	$90,276	$81,247	$77,667
May-23	$84,944	$77,809	$74,424
Jun-23	$87,824	$81,350	$76,576
Jul-23	$89,847	$83,982	$79,970
Aug-23	$86,598	$80,764	$77,310
Sep-23	$82,063	$78,006	$73,889
Oct-23	$78,080	$74,843	$69,548
Nov-23	$85,250	$81,790	$76,542
Dec-23	$90,733	$86,135	$82,118
Jan-24	$88,727	$86,631	$80,764
Feb-24	$89,103	$88,217	$81,071
Mar-24	$92,675	$91,118	$84,088
Apr-24	$90,670	$88,785	$81,591
May-24	$94,304	$92,224	$85,124
Jun-24	$90,545	$90,735	$82,537
Jul-24	$95,871	$93,397	$87,243
Aug-24	$97,124	$96,434	$88,969
Sep-24	$98,126	$97,324	$91,239
Oct-24	$90,357	$92,032	$85,520
Nov-24	$90,607	$91,510	$85,579
Dec-24	$90,038	$89,429	$83,610
Jan-25	$92,279	$94,128	$86,491
Feb-25	$92,938	$95,954	$86,237
Mar-25	$94,520	$95,567	$86,693
Apr-25	$98,277	$99,944	$91,725
May-25	$103,155	$104,517	$96,868
Jun-25	$108,362	$106,820	$101,078
Jul-25	$107,044	$105,320	$100,994
Aug-25	$110,603	$109,810	$105,666
Sep-25	$110,274	$111,912	$107,347
Oct-25	$108,296	$113,228	$106,475

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 02/01/2016
Institutional Class	19.85%	11.65%	8.25%
MSCI EAFE (ND) Index	23.03%	12.33%	8.75%
MSCI EAFE Small Cap (ND) Index	24.50%	9.06%	8.06%

Performance Inception Date		Feb. 01, 2016
Material Change Description [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Cedar Street Asset Management LLC

Performance Summary

The Institutional Class shares of the Fund returned 19.85% for the year ended October 31, 2025, while the MSCI EAFE Small Cap (ND) Index (the "Index") returned 24.50% during the same period.

Top contributors to relative performance included:

• Security selection in Japan and France, combined with limited allocation to Sweden.

• Security selection within the Information Technology sector, combined with lack of exposure to the Real Estate sector.

• Positions in Spectris PLC, Anritsu Corp, METAWATER Co. Ltd., CAF – Development Bank of Latin America and the Caribbean, and ISS AS.

Top detractors from relative performance included:

• Less exposure to larger market capitalization securities and more exposure to smaller market capitalization securities relative to the Index.

• Security selection in Canada and Australia, given their concentration in gold mining companies.

• Security selection within the Materials sector, specifically the gold mining sub-sector.

• Positions in SIG Group AG, Spin Master Corp., Nakanishi, Inc., Husqvarna Group, and Sonic Healthcare Ltd.

AssetsNet		$ 180,479,000
Holdings Count | Holding		64
Advisory Fees Paid, Amount		$ 1,617,000
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$180,479
Number of Investments	64
Total Net Advisory Fees Paid (in thousands)	$1,617
Portfolio Turnover Rate	36%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	58.6%
Pacific Basin	40.0%
North America	1.4%

Country Breakdown (% of Investments)

Japan	31.0%
United Kingdom	18.6%
Switzerland	6.0%
Netherlands	5.9%
Belgium	5.3%
France	4.7%
Finland	3.9%
Australia	3.6%
Ireland	3.1%
Luxembourg	3.1%
Others	14.8%

Material Fund Change [Text Block]
C000165336
Shareholder Report [Line Items]
Fund Name		Harbor International Small Cap Fund
Class Name		Administrative Class
Trading Symbol		Ticker: HRISX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor International Small Cap Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$126	1.15%

Expenses Paid, Amount		$ 126
Expense Ratio, Percent		1.15%
Line Graph [Table Text Block]
	Administrative Class	MSCI EAFE (ND) Index	MSCI EAFE Small Cap (ND) Index
Jan-16	$10,000	$10,000	$10,000
Feb-16	$9,690	$9,733	$9,850
Mar-16	$10,430	$10,367	$10,639
Apr-16	$10,510	$10,667	$10,884
May-16	$10,810	$10,570	$10,940
Jun-16	$10,290	$10,215	$10,363
Jul-16	$10,790	$10,733	$10,998
Aug-16	$10,840	$10,740	$10,933
Sep-16	$11,180	$10,872	$11,258
Oct-16	$10,750	$10,650	$10,939
Nov-16	$10,420	$10,438	$10,632
Dec-16	$10,529	$10,795	$10,936
Jan-17	$10,973	$11,108	$11,323
Feb-17	$11,165	$11,267	$11,577
Mar-17	$11,508	$11,577	$11,808
Apr-17	$12,134	$11,871	$12,314
May-17	$12,770	$12,307	$12,768
Jun-17	$12,730	$12,285	$12,765
Jul-17	$13,124	$12,640	$13,228
Aug-17	$13,225	$12,635	$13,336
Sep-17	$13,699	$12,949	$13,717
Oct-17	$14,002	$13,146	$13,948
Nov-17	$14,163	$13,284	$14,169
Dec-17	$14,461	$13,497	$14,547
Jan-18	$15,196	$14,174	$15,291
Feb-18	$14,543	$13,534	$14,749
Mar-18	$14,533	$13,290	$14,582
Apr-18	$14,482	$13,594	$14,780
May-18	$14,359	$13,288	$14,639
Jun-18	$14,043	$13,126	$14,354
Jul-18	$14,196	$13,449	$14,447
Aug-18	$14,063	$13,189	$14,332
Sep-18	$14,114	$13,304	$14,228
Oct-18	$12,594	$12,245	$12,859
Nov-18	$12,390	$12,230	$12,768
Dec-18	$11,631	$11,636	$11,944
Jan-19	$12,500	$12,401	$12,907
Feb-19	$12,797	$12,717	$13,196
Mar-19	$12,882	$12,797	$13,217
Apr-19	$13,285	$13,157	$13,616
May-19	$12,585	$12,525	$12,896
Jun-19	$12,988	$13,268	$13,443
Jul-19	$12,808	$13,099	$13,348
Aug-19	$12,203	$12,760	$13,018
Sep-19	$12,490	$13,126	$13,384
Oct-19	$13,211	$13,597	$13,992
Nov-19	$13,497	$13,751	$14,302
Dec-19	$14,159	$14,197	$14,926
Jan-20	$13,376	$13,901	$14,494
Feb-20	$12,506	$12,644	$13,073
Mar-20	$10,027	$10,957	$10,818
Apr-20	$10,995	$11,664	$11,943
May-20	$11,614	$12,172	$12,795
Jun-20	$11,897	$12,587	$12,970
Jul-20	$12,158	$12,880	$13,406
Aug-20	$12,854	$13,542	$14,406
Sep-20	$12,593	$13,191	$14,300
Oct-20	$12,332	$12,664	$13,801
Nov-20	$14,355	$14,627	$15,697
Dec-20	$15,278	$15,307	$16,769
Jan-21	$15,333	$15,144	$16,707
Feb-21	$16,190	$15,484	$17,149
Mar-21	$16,838	$15,840	$17,524
Apr-21	$17,574	$16,316	$18,228
May-21	$18,134	$16,848	$18,593
Jun-21	$17,925	$16,659	$18,285
Jul-21	$18,090	$16,784	$18,596
Aug-21	$18,419	$17,080	$19,132
Sep-21	$17,826	$16,585	$18,449
Oct-21	$17,936	$16,992	$18,738
Nov-21	$17,024	$16,202	$17,691
Dec-21	$17,845	$17,031	$18,462
Jan-22	$17,232	$16,208	$17,112
Feb-22	$16,914	$15,922	$16,895
Mar-22	$16,773	$16,024	$16,888
Apr-22	$15,795	$14,987	$15,729
May-22	$16,408	$15,100	$15,615
Jun-22	$15,254	$13,699	$13,901
Jul-22	$15,937	$14,381	$14,819
Aug-22	$15,254	$13,698	$14,162
Sep-22	$14,017	$12,417	$12,534
Oct-22	$14,841	$13,084	$13,064
Nov-22	$16,538	$14,558	$14,359
Dec-22	$16,319	$14,570	$14,513
Jan-23	$17,440	$15,750	$15,597
Feb-23	$17,199	$15,421	$15,258
Mar-23	$17,138	$15,803	$15,227
Apr-23	$17,717	$16,249	$15,533
May-23	$16,680	$15,562	$14,885
Jun-23	$17,235	$16,270	$15,315
Jul-23	$17,620	$16,796	$15,994
Aug-23	$16,982	$16,153	$15,462
Sep-23	$16,090	$15,601	$14,778
Oct-23	$15,318	$14,969	$13,910
Nov-23	$16,704	$16,358	$15,308
Dec-23	$17,778	$17,227	$16,424
Jan-24	$17,379	$17,326	$16,153
Feb-24	$17,463	$17,643	$16,214
Mar-24	$18,152	$18,224	$16,818
Apr-24	$17,753	$17,757	$16,318
May-24	$18,466	$18,445	$17,025
Jun-24	$17,717	$18,147	$16,507
Jul-24	$18,756	$18,679	$17,449
Aug-24	$18,998	$19,287	$17,794
Sep-24	$19,192	$19,465	$18,248
Oct-24	$17,669	$18,406	$17,104
Nov-24	$17,705	$18,302	$17,116
Dec-24	$17,606	$17,886	$16,722
Jan-25	$18,037	$18,826	$17,298
Feb-25	$18,151	$19,191	$17,247
Mar-25	$18,468	$19,113	$17,339
Apr-25	$19,190	$19,989	$18,345
May-25	$20,153	$20,903	$19,374
Jun-25	$21,155	$21,364	$20,216
Jul-25	$20,889	$21,064	$20,199
Aug-25	$21,586	$21,962	$21,133
Sep-25	$21,510	$22,382	$21,469
Oct-25	$21,142	$22,646	$21,295

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 02/01/2016
Administrative Class	19.66%	11.38%	7.98%
MSCI EAFE (ND) Index	23.03%	12.33%	8.75%
MSCI EAFE Small Cap (ND) Index	24.50%	9.06%	8.06%

Performance Inception Date		Feb. 01, 2016
Material Change Description [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Cedar Street Asset Management LLC

Performance Summary

The Administrative Class shares of the Fund returned 19.66% for the year ended October 31, 2025, while the MSCI EAFE Small Cap (ND) Index (the "Index") returned 24.50% during the same period.

Top contributors to relative performance included:

• Security selection in Japan and France, combined with limited allocation to Sweden.

• Security selection within the Information Technology sector, combined with lack of exposure to the Real Estate sector.

• Positions in Spectris PLC, Anritsu Corp, METAWATER Co. Ltd., CAF – Development Bank of Latin America and the Caribbean, and ISS AS.

Top detractors from relative performance included:

• Less exposure to larger market capitalization securities and more exposure to smaller market capitalization securities relative to the Index.

• Security selection in Canada and Australia, given their concentration in gold mining companies.

• Security selection within the Materials sector, specifically the gold mining sub-sector.

• Positions in SIG Group AG, Spin Master Corp., Nakanishi, Inc., Husqvarna Group, and Sonic Healthcare Ltd.

AssetsNet		$ 180,479,000
Holdings Count | Holding		64
Advisory Fees Paid, Amount		$ 1,617,000
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$180,479
Number of Investments	64
Total Net Advisory Fees Paid (in thousands)	$1,617
Portfolio Turnover Rate	36%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	58.6%
Pacific Basin	40.0%
North America	1.4%

Country Breakdown (% of Investments)

Japan	31.0%
United Kingdom	18.6%
Switzerland	6.0%
Netherlands	5.9%
Belgium	5.3%
France	4.7%
Finland	3.9%
Australia	3.6%
Ireland	3.1%
Luxembourg	3.1%
Others	14.8%

Material Fund Change [Text Block]
C000165337
Shareholder Report [Line Items]
Fund Name		Harbor International Small Cap Fund
Class Name		Investor Class
Trading Symbol		Ticker: HIISX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor International Small Cap Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$137	1.25%

Expenses Paid, Amount		$ 137
Expense Ratio, Percent		1.25%
Line Graph [Table Text Block]
	Investor Class	MSCI EAFE (ND) Index	MSCI EAFE Small Cap (ND) Index
Jan-16	$10,000	$10,000	$10,000
Feb-16	$9,690	$9,733	$9,850
Mar-16	$10,430	$10,367	$10,639
Apr-16	$10,500	$10,667	$10,884
May-16	$10,810	$10,570	$10,940
Jun-16	$10,280	$10,215	$10,363
Jul-16	$10,790	$10,733	$10,998
Aug-16	$10,830	$10,740	$10,933
Sep-16	$11,170	$10,872	$11,258
Oct-16	$10,740	$10,650	$10,939
Nov-16	$10,420	$10,438	$10,632
Dec-16	$10,515	$10,795	$10,936
Jan-17	$10,968	$11,108	$11,323
Feb-17	$11,150	$11,267	$11,577
Mar-17	$11,493	$11,577	$11,808
Apr-17	$12,118	$11,871	$12,314
May-17	$12,753	$12,307	$12,768
Jun-17	$12,712	$12,285	$12,765
Jul-17	$13,106	$12,640	$13,228
Aug-17	$13,206	$12,635	$13,336
Sep-17	$13,670	$12,949	$13,717
Oct-17	$13,973	$13,146	$13,948
Nov-17	$14,134	$13,284	$14,169
Dec-17	$14,428	$13,497	$14,547
Jan-18	$15,161	$14,174	$15,291
Feb-18	$14,509	$13,534	$14,749
Mar-18	$14,499	$13,290	$14,582
Apr-18	$14,448	$13,594	$14,780
May-18	$14,316	$13,288	$14,639
Jun-18	$14,000	$13,126	$14,354
Jul-18	$14,153	$13,449	$14,447
Aug-18	$14,031	$13,189	$14,332
Sep-18	$14,072	$13,304	$14,228
Oct-18	$12,565	$12,245	$12,859
Nov-18	$12,351	$12,230	$12,768
Dec-18	$11,591	$11,636	$11,944
Jan-19	$12,458	$12,401	$12,907
Feb-19	$12,754	$12,717	$13,196
Mar-19	$12,838	$12,797	$13,217
Apr-19	$13,240	$13,157	$13,616
May-19	$12,542	$12,525	$12,896
Jun-19	$12,944	$13,268	$13,443
Jul-19	$12,754	$13,099	$13,348
Aug-19	$12,162	$12,760	$13,018
Sep-19	$12,437	$13,126	$13,384
Oct-19	$13,155	$13,597	$13,992
Nov-19	$13,441	$13,751	$14,302
Dec-19	$14,094	$14,197	$14,926
Jan-20	$13,315	$13,901	$14,494
Feb-20	$12,449	$12,644	$13,073
Mar-20	$9,973	$10,957	$10,818
Apr-20	$10,946	$11,664	$11,943
May-20	$11,552	$12,172	$12,795
Jun-20	$11,844	$12,587	$12,970
Jul-20	$12,093	$12,880	$13,406
Aug-20	$12,785	$13,542	$14,406
Sep-20	$12,525	$13,191	$14,300
Oct-20	$12,266	$12,664	$13,801
Nov-20	$14,277	$14,627	$15,697
Dec-20	$15,185	$15,307	$16,769
Jan-21	$15,240	$15,144	$16,707
Feb-21	$16,091	$15,484	$17,149
Mar-21	$16,735	$15,840	$17,524
Apr-21	$17,467	$16,316	$18,228
May-21	$18,023	$16,848	$18,593
Jun-21	$17,816	$16,659	$18,285
Jul-21	$17,969	$16,784	$18,596
Aug-21	$18,296	$17,080	$19,132
Sep-21	$17,707	$16,585	$18,449
Oct-21	$17,816	$16,992	$18,738
Nov-21	$16,910	$16,202	$17,691
Dec-21	$17,734	$17,031	$18,462
Jan-22	$17,113	$16,208	$17,112
Feb-22	$16,797	$15,922	$16,895
Mar-22	$16,656	$16,024	$16,888
Apr-22	$15,672	$14,987	$15,729
May-22	$16,293	$15,100	$15,615
Jun-22	$15,145	$13,699	$13,901
Jul-22	$15,824	$14,381	$14,819
Aug-22	$15,133	$13,698	$14,162
Sep-22	$13,915	$12,417	$12,534
Oct-22	$14,735	$13,084	$13,064
Nov-22	$16,410	$14,558	$14,359
Dec-22	$16,192	$14,570	$14,513
Jan-23	$17,294	$15,750	$15,597
Feb-23	$17,055	$15,421	$15,258
Mar-23	$17,007	$15,803	$15,227
Apr-23	$17,570	$16,249	$15,533
May-23	$16,540	$15,562	$14,885
Jun-23	$17,091	$16,270	$15,315
Jul-23	$17,474	$16,796	$15,994
Aug-23	$16,839	$16,153	$15,462
Sep-23	$15,953	$15,601	$14,778
Oct-23	$15,174	$14,969	$13,910
Nov-23	$16,552	$16,358	$15,308
Dec-23	$17,630	$17,227	$16,424
Jan-24	$17,227	$17,326	$16,153
Feb-24	$17,300	$17,643	$16,214
Mar-24	$17,984	$18,224	$16,818
Apr-24	$17,593	$17,757	$16,318
May-24	$18,289	$18,445	$17,025
Jun-24	$17,557	$18,147	$16,507
Jul-24	$18,581	$18,679	$17,449
Aug-24	$18,813	$19,287	$17,794
Sep-24	$19,008	$19,465	$18,248
Oct-24	$17,496	$18,406	$17,104
Nov-24	$17,532	$18,302	$17,116
Dec-24	$17,430	$17,886	$16,722
Jan-25	$17,852	$18,826	$17,298
Feb-25	$17,967	$19,191	$17,247
Mar-25	$18,274	$19,113	$17,339
Apr-25	$19,002	$19,989	$18,345
May-25	$19,948	$20,903	$19,374
Jun-25	$20,932	$21,364	$20,216
Jul-25	$20,676	$21,064	$20,199
Aug-25	$21,353	$21,962	$21,133
Sep-25	$21,289	$22,382	$21,469
Oct-25	$20,906	$22,646	$21,295

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 02/01/2016
Investor Class	19.49%	11.25%	7.86%
MSCI EAFE (ND) Index	23.03%	12.33%	8.75%
MSCI EAFE Small Cap (ND) Index	24.50%	9.06%	8.06%

Performance Inception Date		Feb. 01, 2016
Material Change Description [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Cedar Street Asset Management LLC

Performance Summary

The Investor Class shares of the Fund returned 19.49% for the year ended October 31, 2025, while the MSCI EAFE Small Cap (ND) Index (the "Index") returned 24.50% during the same period.

Top contributors to relative performance included:

• Security selection in Japan and France, combined with limited allocation to Sweden.

• Security selection within the Information Technology sector, combined with lack of exposure to the Real Estate sector.

• Positions in Spectris PLC, Anritsu Corp, METAWATER Co. Ltd., CAF – Development Bank of Latin America and the Caribbean, and ISS AS.

Top detractors from relative performance included:

• Less exposure to larger market capitalization securities and more exposure to smaller market capitalization securities relative to the Index.

• Security selection in Canada and Australia, given their concentration in gold mining companies.

• Security selection within the Materials sector, specifically the gold mining sub-sector.

• Positions in SIG Group AG, Spin Master Corp., Nakanishi, Inc., Husqvarna Group, and Sonic Healthcare Ltd.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 180,479,000
Holdings Count | Holding		64
Advisory Fees Paid, Amount		$ 1,617,000
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$180,479
Number of Investments	64
Total Net Advisory Fees Paid (in thousands)	$1,617
Portfolio Turnover Rate	36%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	58.6%
Pacific Basin	40.0%
North America	1.4%

Country Breakdown (% of Investments)

Japan	31.0%
United Kingdom	18.6%
Switzerland	6.0%
Netherlands	5.9%
Belgium	5.3%
France	4.7%
Finland	3.9%
Australia	3.6%
Ireland	3.1%
Luxembourg	3.1%
Others	14.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

Effective March 1, 2025, Harbor Services Group, Inc., the Fund’s transfer and shareholder servicing agent, received a fee of up to 0.20% of the Investor Class shares average daily net assets. Prior to March 1, 2025, the fee received was up to 0.21% of the Investor Class shares average daily net assets.

Effective March 1, 2025, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to lower the operating expense limit for Investor Class shares from 1.26% to 1.25% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2026.

Material Fund Change Expenses [Text Block]

Effective March 1, 2025, Harbor Services Group, Inc., the Fund’s transfer and shareholder servicing agent, received a fee of up to 0.20% of the Investor Class shares average daily net assets. Prior to March 1, 2025, the fee received was up to 0.21% of the Investor Class shares average daily net assets.

Effective March 1, 2025, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to lower the operating expense limit for Investor Class shares from 1.26% to 1.25% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

C000166749
Shareholder Report [Line Items]
Fund Name		Harbor Large Cap Value Fund
Class Name		Retirement Class
Trading Symbol		Ticker: HNLVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Large Cap Value Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$63	0.61%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		0.61%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Aristotle Capital Management, LLC

Performance Summary

The Retirement Class shares of the Fund returned 5.06% for the year ended October 31, 2025, while the Russell 1000® Value Index returned 11.15% during the same period.

Top contributors to relative performance based on absolute contribution to return included:

• Overweight exposure to the Information Technology sector, security selection in the Industrials sector, and underweight exposure to the Health Care sector.

• Position in Microsoft Corp., a global leader in software and enterprise services, was the leading contributor in the Information Technology sector.

• Position in Parker Hannifin Corporation, a global leader in motion and control technologies, was the largest contributor in the Industrials sector.

• Position in Medtronic PLC, a global medical device company, was the leading performer in the Health Care sector.

Top detractors from relative performance based on absolute contribution to return included:

• Security selection in the Information Technology and Financials sectors, and overweight exposure to the Materials sector.

• Position in Adobe, Inc., a content creation and publishing software provider, was the leading detractor in the Information Technology sector.

• Position in Ameriprise Financial, Inc., an asset and wealth manager, was the largest detractor in the Financials sector.

• Position in RPM International, Inc., a coatings, sealants, and building materials manufacturer, was the largest detractor in the Materials sector.

Line Graph [Table Text Block]
	Retirement Class	S&P 500 Index	Russell 1000® Value Index
Nov-15	$1,003,289	$1,002,974	$1,003,827
Dec-15	$975,776	$987,155	$982,240
Jan-16	$929,063	$938,168	$931,484
Feb-16	$946,364	$936,903	$931,250
Mar-16	$983,562	$1,000,460	$998,332
Apr-16	$1,014,703	$1,004,339	$1,019,303
May-16	$1,031,139	$1,022,375	$1,035,136
Jun-16	$1,032,548	$1,025,024	$1,044,087
Jul-16	$1,071,693	$1,062,815	$1,074,402
Aug-16	$1,089,960	$1,064,307	$1,082,687
Sep-16	$1,085,611	$1,064,509	$1,080,430
Oct-16	$1,071,693	$1,045,091	$1,063,709
Nov-16	$1,124,756	$1,083,795	$1,124,461
Dec-16	$1,143,523	$1,105,218	$1,152,564
Jan-17	$1,168,834	$1,126,180	$1,160,775
Feb-17	$1,213,128	$1,170,896	$1,202,486
Mar-17	$1,218,552	$1,172,262	$1,190,237
Apr-17	$1,236,632	$1,184,301	$1,188,003
May-17	$1,247,479	$1,200,967	$1,186,839
Jun-17	$1,266,673	$1,208,463	$1,206,241
Jul-17	$1,289,389	$1,233,313	$1,222,273
Aug-17	$1,279,394	$1,237,088	$1,208,035
Sep-17	$1,320,284	$1,262,607	$1,243,814
Oct-17	$1,351,178	$1,292,070	$1,252,845
Nov-17	$1,387,525	$1,331,698	$1,291,209
Dec-17	$1,399,553	$1,346,504	$1,310,057
Jan-18	$1,485,795	$1,423,597	$1,360,706
Feb-18	$1,412,677	$1,371,127	$1,295,731
Mar-18	$1,388,304	$1,336,283	$1,272,937
Apr-18	$1,390,179	$1,341,410	$1,277,140
May-18	$1,412,677	$1,373,714	$1,284,721
Jun-18	$1,406,399	$1,382,169	$1,287,903
Jul-18	$1,456,325	$1,433,604	$1,338,877
Aug-18	$1,474,222	$1,480,319	$1,358,666
Sep-18	$1,458,209	$1,488,745	$1,361,361
Oct-18	$1,353,647	$1,386,989	$1,290,867
Nov-18	$1,403,573	$1,415,253	$1,329,407
Dec-18	$1,274,283	$1,287,469	$1,201,751
Jan-19	$1,377,421	$1,390,641	$1,295,288
Feb-19	$1,421,761	$1,435,292	$1,336,675
Mar-19	$1,429,472	$1,463,183	$1,345,173
Apr-19	$1,513,332	$1,522,426	$1,392,888
May-19	$1,417,905	$1,425,679	$1,303,329
Jun-19	$1,517,688	$1,526,155	$1,396,888
Jul-19	$1,542,886	$1,548,090	$1,408,467
Aug-19	$1,520,595	$1,523,567	$1,367,050
Sep-19	$1,558,392	$1,552,074	$1,415,824
Oct-19	$1,582,621	$1,585,691	$1,435,613
Nov-19	$1,644,647	$1,643,250	$1,479,997
Dec-19	$1,695,228	$1,692,847	$1,520,711
Jan-20	$1,669,912	$1,692,183	$1,487,996
Feb-20	$1,525,803	$1,552,884	$1,343,889
Mar-20	$1,288,218	$1,361,083	$1,114,226
Apr-20	$1,451,801	$1,535,565	$1,239,489
May-20	$1,526,777	$1,608,701	$1,281,964
Jun-20	$1,556,916	$1,640,694	$1,273,455
Jul-20	$1,632,266	$1,733,205	$1,323,799
Aug-20	$1,712,510	$1,857,788	$1,378,539
Sep-20	$1,679,238	$1,787,198	$1,344,676
Oct-20	$1,674,345	$1,739,670	$1,327,004
Nov-20	$1,854,403	$1,930,101	$1,505,505
Dec-20	$1,940,204	$2,004,310	$1,563,225
Jan-21	$1,941,214	$1,984,075	$1,548,909
Feb-21	$2,060,331	$2,038,786	$1,642,514
Mar-21	$2,132,004	$2,128,076	$1,739,166
Apr-21	$2,216,800	$2,241,648	$1,808,717
May-21	$2,243,046	$2,257,305	$1,850,941
Jun-21	$2,265,292	$2,310,001	$1,829,745
Jul-21	$2,314,957	$2,364,875	$1,844,369
Aug-21	$2,371,716	$2,436,781	$1,880,945
Sep-21	$2,256,170	$2,323,446	$1,815,474
Oct-21	$2,354,485	$2,486,231	$1,907,659
Nov-21	$2,327,119	$2,469,004	$1,840,433
Dec-21	$2,427,657	$2,579,656	$1,956,538
Jan-22	$2,309,516	$2,446,166	$1,910,963
Feb-22	$2,233,194	$2,372,924	$1,888,788
Mar-22	$2,252,013	$2,461,030	$1,942,106
Apr-22	$2,132,826	$2,246,423	$1,832,564
May-22	$2,195,556	$2,250,545	$1,868,189
Jun-22	$1,973,615	$2,064,776	$1,704,961
Jul-22	$2,147,293	$2,255,158	$1,818,022
Aug-22	$2,059,927	$2,163,188	$1,763,853
Sep-22	$1,868,355	$1,963,962	$1,609,186
Oct-22	$2,052,559	$2,122,967	$1,774,175
Nov-22	$2,176,765	$2,241,607	$1,885,047
Dec-22	$2,065,849	$2,112,458	$1,809,058
Jan-23	$2,185,880	$2,245,192	$1,902,803
Feb-23	$2,129,719	$2,190,411	$1,835,713
Mar-23	$2,141,910	$2,270,831	$1,827,259
Apr-23	$2,136,384	$2,306,275	$1,854,790
May-23	$2,087,754	$2,316,299	$1,783,255
Jun-23	$2,235,387	$2,469,349	$1,901,712
Jul-23	$2,331,902	$2,548,677	$1,968,584
Aug-23	$2,256,465	$2,508,098	$1,915,439
Sep-23	$2,165,525	$2,388,517	$1,841,524
Oct-23	$2,116,537	$2,338,295	$1,776,551
Nov-23	$2,324,739	$2,551,841	$1,910,592
Dec-23	$2,475,483	$2,667,773	$2,016,424
Jan-24	$2,486,970	$2,712,603	$2,018,512
Feb-24	$2,563,934	$2,857,444	$2,092,975
Mar-24	$2,658,771	$2,949,382	$2,197,612
Apr-24	$2,535,509	$2,828,914	$2,103,740
May-24	$2,614,995	$2,969,186	$2,170,429
Jun-24	$2,614,335	$3,075,726	$2,150,012
Jul-24	$2,720,618	$3,113,165	$2,259,925
Aug-24	$2,759,897	$3,188,679	$2,320,547
Sep-24	$2,779,540	$3,256,780	$2,352,756
Oct-24	$2,733,195	$3,227,247	$2,326,862
Nov-24	$2,871,071	$3,416,689	$2,475,453
Dec-24	$2,660,863	$3,335,241	$2,306,150
Jan-25	$2,767,446	$3,428,119	$2,412,891
Feb-25	$2,763,728	$3,383,390	$2,422,688
Mar-25	$2,672,474	$3,192,755	$2,355,404
Apr-25	$2,611,453	$3,171,104	$2,283,615
May-25	$2,718,551	$3,370,710	$2,363,804
Jun-25	$2,802,197	$3,542,119	$2,444,606
Jul-25	$2,840,926	$3,621,613	$2,458,643
Aug-25	$2,948,366	$3,695,030	$2,537,000
Sep-25	$2,920,475	$3,829,899	$2,574,898
Oct-25	$2,871,571	$3,919,570	$2,586,267

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Retirement Class	5.06%	11.39%	11.13%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000® Value Index	11.15%	14.28%	9.97%

AssetsNet		$ 1,250,657,000
Holdings Count | Holding		46
Advisory Fees Paid, Amount		$ 8,974,000
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$1,250,657
Number of Investments	46
Total Net Advisory Fees Paid (in thousands)	$8,974
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	21.3%
Information Technology	15.4%
Materials	12.4%
Industrials	11.6%
Health Care	9.2%
Consumer Discretionary	7.7%
Utilities	7.1%
Communication Services	5.6%
Consumer Staples	4.8%
Energy	3.6%
Real Estate	1.3%

Material Fund Change [Text Block]
C000001988
Shareholder Report [Line Items]
Fund Name		Harbor Large Cap Value Fund
Class Name		Institutional Class
Trading Symbol		Ticker: HAVLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Large Cap Value Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$71	0.69%

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		0.69%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Aristotle Capital Management, LLC

Performance Summary

The Institutional Class shares of the Fund returned 4.92% for the year ended October 31, 2025, while the Russell 1000® Value Index returned 11.15% during the same period.

Top contributors to relative performance based on absolute contribution to return included:

• Overweight exposure to the Information Technology sector, security selection in the Industrials sector, and underweight exposure to the Health Care sector.

• Position in Microsoft Corp., a global leader in software and enterprise services, was the leading contributor in the Information Technology sector.

• Position in Parker Hannifin Corporation, a global leader in motion and control technologies, was the largest contributor in the Industrials sector.

• Position in Medtronic PLC, a global medical device company, was the leading performer in the Health Care sector.

Top detractors from relative performance based on absolute contribution to return included:

• Security selection in the Information Technology and Financials sectors, and overweight exposure to the Materials sector.

• Position in Adobe, Inc., a content creation and publishing software provider, was the leading detractor in the Information Technology sector.

• Position in Ameriprise Financial, Inc., an asset and wealth manager, was the largest detractor in the Financials sector.

• Position in RPM International, Inc., a coatings, sealants, and building materials manufacturer, was the largest detractor in the Materials sector.

Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Russell 1000® Value Index
Nov-15	$50,164	$50,149	$50,191
Dec-15	$48,789	$49,358	$49,112
Jan-16	$46,453	$46,908	$46,574
Feb-16	$46,237	$46,845	$46,562
Mar-16	$49,221	$50,023	$49,917
Apr-16	$50,778	$50,217	$50,965
May-16	$51,557	$51,119	$51,757
Jun-16	$51,656	$51,251	$52,204
Jul-16	$53,613	$53,141	$53,720
Aug-16	$54,526	$53,215	$54,134
Sep-16	$54,308	$53,225	$54,022
Oct-16	$53,569	$52,255	$53,185
Nov-16	$56,265	$54,190	$56,223
Dec-16	$57,144	$55,261	$57,628
Jan-17	$58,454	$56,309	$58,039
Feb-17	$60,623	$58,545	$60,124
Mar-17	$60,939	$58,613	$59,512
Apr-17	$61,842	$59,215	$59,400
May-17	$62,339	$60,048	$59,342
Jun-17	$63,322	$60,423	$60,312
Jul-17	$64,456	$61,666	$61,114
Aug-17	$63,912	$61,854	$60,402
Sep-17	$65,954	$63,130	$62,191
Oct-17	$67,498	$64,604	$62,642
Nov-17	$69,313	$66,585	$64,560
Dec-17	$69,891	$67,325	$65,503
Jan-18	$74,198	$71,180	$68,035
Feb-18	$70,593	$68,556	$64,787
Mar-18	$69,376	$66,814	$63,647
Apr-18	$69,423	$67,071	$63,857
May-18	$70,546	$68,686	$64,236
Jun-18	$70,255	$69,108	$64,395
Jul-18	$72,700	$71,680	$66,944
Aug-18	$73,593	$74,016	$67,933
Sep-18	$72,794	$74,437	$68,068
Oct-18	$67,574	$69,349	$64,543
Nov-18	$70,067	$70,763	$66,470
Dec-18	$63,635	$64,373	$60,088
Jan-19	$68,734	$69,532	$64,764
Feb-19	$70,994	$71,765	$66,834
Mar-19	$71,331	$73,159	$67,259
Apr-19	$75,516	$76,121	$69,644
May-19	$70,754	$71,284	$65,166
Jun-19	$75,707	$76,308	$69,844
Jul-19	$76,964	$77,404	$70,423
Aug-19	$75,852	$76,178	$68,353
Sep-19	$77,737	$77,604	$70,791
Oct-19	$78,946	$79,285	$71,781
Nov-19	$82,040	$82,163	$74,000
Dec-19	$84,531	$84,642	$76,036
Jan-20	$83,268	$84,609	$74,400
Feb-20	$76,082	$77,644	$67,194
Mar-20	$64,235	$68,054	$55,711
Apr-20	$72,392	$76,778	$61,974
May-20	$76,131	$80,435	$64,098
Jun-20	$77,655	$82,035	$63,673
Jul-20	$81,362	$86,660	$66,190
Aug-20	$85,362	$92,889	$68,927
Sep-20	$83,704	$89,360	$67,234
Oct-20	$83,460	$86,983	$66,350
Nov-20	$92,435	$96,505	$75,275
Dec-20	$96,727	$100,216	$78,161
Jan-21	$96,727	$99,204	$77,445
Feb-21	$102,662	$101,939	$82,126
Mar-21	$106,234	$106,404	$86,958
Apr-21	$110,409	$112,082	$90,436
May-21	$111,716	$112,865	$92,547
Jun-21	$112,835	$115,500	$91,487
Jul-21	$115,309	$118,244	$92,218
Aug-21	$118,136	$121,839	$94,047
Sep-21	$112,381	$116,172	$90,774
Oct-21	$117,278	$124,312	$95,383
Nov-21	$115,864	$123,450	$92,022
Dec-21	$120,869	$128,983	$97,827
Jan-22	$114,987	$122,308	$95,548
Feb-22	$111,239	$118,646	$94,439
Mar-22	$112,124	$123,051	$97,105
Apr-22	$106,190	$112,321	$91,628
May-22	$109,313	$112,527	$93,409
Jun-22	$98,217	$103,239	$85,248
Jul-22	$106,861	$112,758	$90,901
Aug-22	$102,513	$108,159	$88,193
Sep-22	$93,032	$98,198	$80,459
Oct-22	$102,146	$106,148	$88,709
Nov-22	$108,327	$112,080	$94,252
Dec-22	$102,812	$105,623	$90,453
Jan-23	$108,728	$112,260	$95,140
Feb-23	$105,934	$109,521	$91,786
Mar-23	$106,519	$113,542	$91,363
Apr-23	$106,245	$115,314	$92,740
May-23	$103,881	$115,815	$89,163
Jun-23	$111,201	$123,467	$95,086
Jul-23	$115,945	$127,434	$98,429
Aug-23	$112,249	$125,405	$95,772
Sep-23	$107,705	$119,426	$92,076
Oct-23	$105,269	$116,915	$88,828
Nov-23	$115,619	$127,592	$95,530
Dec-23	$123,032	$133,389	$100,821
Jan-24	$123,660	$135,630	$100,926
Feb-24	$127,428	$142,872	$104,649
Mar-24	$132,174	$147,469	$109,881
Apr-24	$126,049	$141,446	$105,187
May-24	$129,941	$148,459	$108,521
Jun-24	$129,939	$153,786	$107,501
Jul-24	$135,219	$155,658	$112,996
Aug-24	$137,113	$159,434	$116,027
Sep-24	$138,118	$162,839	$117,638
Oct-24	$135,816	$161,362	$116,343
Nov-24	$142,665	$170,834	$123,773
Dec-24	$132,193	$166,762	$115,308
Jan-25	$137,485	$171,406	$120,645
Feb-25	$137,301	$169,170	$121,134
Mar-25	$132,738	$159,638	$117,770
Apr-25	$129,647	$158,555	$114,181
May-25	$135,026	$168,535	$118,190
Jun-25	$139,151	$177,106	$122,230
Jul-25	$141,011	$181,081	$122,932
Aug-25	$146,344	$184,751	$126,850
Sep-25	$144,992	$191,495	$128,745
Oct-25	$142,503	$195,979	$129,313

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	4.92%	11.29%	11.04%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000® Value Index	11.15%	14.28%	9.97%

AssetsNet		$ 1,250,657,000
Holdings Count | Holding		46
Advisory Fees Paid, Amount		$ 8,974,000
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$1,250,657
Number of Investments	46
Total Net Advisory Fees Paid (in thousands)	$8,974
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	21.3%
Information Technology	15.4%
Materials	12.4%
Industrials	11.6%
Health Care	9.2%
Consumer Discretionary	7.7%
Utilities	7.1%
Communication Services	5.6%
Consumer Staples	4.8%
Energy	3.6%
Real Estate	1.3%

Material Fund Change [Text Block]
C000001989
Shareholder Report [Line Items]
Fund Name		Harbor Large Cap Value Fund
Class Name		Administrative Class
Trading Symbol		Ticker: HRLVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Large Cap Value Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$96	0.94%

Expenses Paid, Amount		$ 96
Expense Ratio, Percent		0.94%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Aristotle Capital Management, LLC

Performance Summary

The Administrative Class shares of the Fund returned 4.70% for the year ended October 31, 2025, while the Russell 1000® Value Index returned 11.15% during the same period.

Top contributors to relative performance based on absolute contribution to return included:

• Overweight exposure to the Information Technology sector, security selection in the Industrials sector, and underweight exposure to the Health Care sector.

• Position in Microsoft Corp., a global leader in software and enterprise services, was the leading contributor in the Information Technology sector.

• Position in Parker Hannifin Corporation, a global leader in motion and control technologies, was the largest contributor in the Industrials sector.

• Position in Medtronic PLC, a global medical device company, was the leading performer in the Health Care sector.

Top detractors from relative performance based on absolute contribution to return included:

• Security selection in the Information Technology and Financials sectors, and overweight exposure to the Materials sector.

• Position in Adobe, Inc., a content creation and publishing software provider, was the leading detractor in the Information Technology sector.

• Position in Ameriprise Financial, Inc., an asset and wealth manager, was the largest detractor in the Financials sector.

• Position in RPM International, Inc., a coatings, sealants, and building materials manufacturer, was the largest detractor in the Materials sector.

Line Graph [Table Text Block]
	Administrative Class	S&P 500 Index	Russell 1000® Value Index
Nov-15	$10,033	$10,030	$10,038
Dec-15	$9,753	$9,872	$9,822
Jan-16	$9,269	$9,382	$9,315
Feb-16	$9,234	$9,369	$9,312
Mar-16	$9,822	$10,005	$9,983
Apr-16	$10,134	$10,043	$10,193
May-16	$10,289	$10,224	$10,351
Jun-16	$10,304	$10,250	$10,441
Jul-16	$10,695	$10,628	$10,744
Aug-16	$10,877	$10,643	$10,827
Sep-16	$10,834	$10,645	$10,804
Oct-16	$10,677	$10,451	$10,637
Nov-16	$11,216	$10,838	$11,245
Dec-16	$11,395	$11,052	$11,526
Jan-17	$11,647	$11,262	$11,608
Feb-17	$12,079	$11,709	$12,025
Mar-17	$12,133	$11,723	$11,902
Apr-17	$12,313	$11,843	$11,880
May-17	$12,412	$12,010	$11,868
Jun-17	$12,597	$12,085	$12,062
Jul-17	$12,823	$12,333	$12,223
Aug-17	$12,714	$12,371	$12,080
Sep-17	$13,122	$12,626	$12,438
Oct-17	$13,429	$12,921	$12,528
Nov-17	$13,782	$13,317	$12,912
Dec-17	$13,894	$13,465	$13,101
Jan-18	$14,741	$14,236	$13,607
Feb-18	$14,025	$13,711	$12,957
Mar-18	$13,774	$13,363	$12,729
Apr-18	$13,783	$13,414	$12,771
May-18	$14,006	$13,737	$12,847
Jun-18	$13,940	$13,822	$12,879
Jul-18	$14,425	$14,336	$13,389
Aug-18	$14,602	$14,803	$13,587
Sep-18	$14,444	$14,887	$13,614
Oct-18	$13,399	$13,870	$12,909
Nov-18	$13,893	$14,153	$13,294
Dec-18	$12,608	$12,875	$12,018
Jan-19	$13,628	$13,906	$12,953
Feb-19	$14,066	$14,353	$13,367
Mar-19	$14,133	$14,632	$13,452
Apr-19	$14,962	$15,224	$13,929
May-19	$14,019	$14,257	$13,033
Jun-19	$14,991	$15,262	$13,969
Jul-19	$15,240	$15,481	$14,085
Aug-19	$15,020	$15,236	$13,671
Sep-19	$15,383	$15,521	$14,158
Oct-19	$15,623	$15,857	$14,356
Nov-19	$16,225	$16,433	$14,800
Dec-19	$16,712	$16,928	$15,207
Jan-20	$16,463	$16,922	$14,880
Feb-20	$15,043	$15,529	$13,439
Mar-20	$12,692	$13,611	$11,142
Apr-20	$14,304	$15,356	$12,395
May-20	$15,033	$16,087	$12,820
Jun-20	$15,334	$16,407	$12,735
Jul-20	$16,065	$17,332	$13,238
Aug-20	$16,855	$18,578	$13,785
Sep-20	$16,518	$17,872	$13,447
Oct-20	$16,470	$17,397	$13,270
Nov-20	$18,231	$19,301	$15,055
Dec-20	$19,075	$20,043	$15,632
Jan-21	$19,065	$19,841	$15,489
Feb-21	$20,225	$20,388	$16,425
Mar-21	$20,929	$21,281	$17,392
Apr-21	$21,751	$22,416	$18,087
May-21	$21,999	$22,573	$18,509
Jun-21	$22,221	$23,100	$18,297
Jul-21	$22,698	$23,649	$18,444
Aug-21	$23,254	$24,368	$18,809
Sep-21	$22,111	$23,234	$18,155
Oct-21	$23,065	$24,862	$19,077
Nov-21	$22,787	$24,690	$18,404
Dec-21	$23,772	$25,797	$19,565
Jan-22	$22,615	$24,462	$19,110
Feb-22	$21,858	$23,729	$18,888
Mar-22	$22,032	$24,610	$19,421
Apr-22	$20,865	$22,464	$18,326
May-22	$21,469	$22,505	$18,682
Jun-22	$19,292	$20,648	$17,050
Jul-22	$20,978	$22,552	$18,180
Aug-22	$20,125	$21,632	$17,639
Sep-22	$18,253	$19,640	$16,092
Oct-22	$20,053	$21,230	$17,742
Nov-22	$21,256	$22,416	$18,850
Dec-22	$20,169	$21,125	$18,091
Jan-23	$21,329	$22,452	$19,028
Feb-23	$20,770	$21,904	$18,357
Mar-23	$20,883	$22,708	$18,273
Apr-23	$20,829	$23,063	$18,548
May-23	$20,355	$23,163	$17,833
Jun-23	$21,787	$24,693	$19,017
Jul-23	$22,716	$25,487	$19,686
Aug-23	$21,971	$25,081	$19,154
Sep-23	$21,089	$23,885	$18,415
Oct-23	$20,601	$23,383	$17,766
Nov-23	$22,627	$25,518	$19,106
Dec-23	$24,074	$26,678	$20,164
Jan-24	$24,186	$27,126	$20,185
Feb-24	$24,923	$28,574	$20,930
Mar-24	$25,853	$29,494	$21,976
Apr-24	$24,645	$28,289	$21,037
May-24	$25,406	$29,692	$21,704
Jun-24	$25,393	$30,757	$21,500
Jul-24	$26,423	$31,132	$22,599
Aug-24	$26,792	$31,887	$23,205
Sep-24	$26,971	$32,568	$23,528
Oct-24	$26,511	$32,272	$23,269
Nov-24	$27,847	$34,167	$24,755
Dec-24	$25,799	$33,352	$23,062
Jan-25	$26,830	$34,281	$24,129
Feb-25	$26,782	$33,834	$24,227
Mar-25	$25,890	$31,928	$23,554
Apr-25	$25,288	$31,711	$22,836
May-25	$26,323	$33,707	$23,638
Jun-25	$27,123	$35,421	$24,446
Jul-25	$27,485	$36,216	$24,586
Aug-25	$28,522	$36,950	$25,370
Sep-25	$28,254	$38,299	$25,749
Oct-25	$27,758	$39,196	$25,863

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrative Class	4.70%	11.00%	10.75%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000® Value Index	11.15%	14.28%	9.97%

AssetsNet		$ 1,250,657,000
Holdings Count | Holding		46
Advisory Fees Paid, Amount		$ 8,974,000
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$1,250,657
Number of Investments	46
Total Net Advisory Fees Paid (in thousands)	$8,974
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	21.3%
Information Technology	15.4%
Materials	12.4%
Industrials	11.6%
Health Care	9.2%
Consumer Discretionary	7.7%
Utilities	7.1%
Communication Services	5.6%
Consumer Staples	4.8%
Energy	3.6%
Real Estate	1.3%

Material Fund Change [Text Block]
C000001990
Shareholder Report [Line Items]
Fund Name		Harbor Large Cap Value Fund
Class Name		Investor Class
Trading Symbol		Ticker: HILVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Large Cap Value Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$106	1.04%

Expenses Paid, Amount		$ 106
Expense Ratio, Percent		1.04%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Aristotle Capital Management, LLC

Performance Summary

The Investor Class shares of the Fund returned 4.61% for the year ended October 31, 2025, while the Russell 1000® Value Index returned 11.15% during the same period.

Top contributors to relative performance based on absolute contribution to return included:

• Overweight exposure to the Information Technology sector, security selection in the Industrials sector, and underweight exposure to the Health Care sector.

• Position in Microsoft Corp., a global leader in software and enterprise services, was the leading contributor in the Information Technology sector.

• Position in Parker Hannifin Corporation, a global leader in motion and control technologies, was the largest contributor in the Industrials sector.

• Position in Medtronic PLC, a global medical device company, was the leading performer in the Health Care sector.

Top detractors from relative performance based on absolute contribution to return included:

• Security selection in the Information Technology and Financials sectors, and overweight exposure to the Materials sector.

• Position in Adobe, Inc., a content creation and publishing software provider, was the leading detractor in the Information Technology sector.

• Position in Ameriprise Financial, Inc., an asset and wealth manager, was the largest detractor in the Financials sector.

• Position in RPM International, Inc., a coatings, sealants, and building materials manufacturer, was the largest detractor in the Materials sector.

Line Graph [Table Text Block]
	Investor Class	S&P 500 Index	Russell 1000® Value Index
Nov-15	$10,033	$10,030	$10,038
Dec-15	$9,760	$9,872	$9,822
Jan-16	$9,280	$9,382	$9,315
Feb-16	$9,237	$9,369	$9,312
Mar-16	$9,828	$10,005	$9,983
Apr-16	$10,137	$10,043	$10,193
May-16	$10,291	$10,224	$10,351
Jun-16	$10,311	$10,250	$10,441
Jul-16	$10,698	$10,628	$10,744
Aug-16	$10,878	$10,643	$10,827
Sep-16	$10,827	$10,645	$10,804
Oct-16	$10,680	$10,451	$10,637
Nov-16	$11,214	$10,838	$11,245
Dec-16	$11,390	$11,052	$11,526
Jan-17	$11,639	$11,262	$11,608
Feb-17	$12,076	$11,709	$12,025
Mar-17	$12,130	$11,723	$11,902
Apr-17	$12,299	$11,843	$11,880
May-17	$12,398	$12,010	$11,868
Jun-17	$12,583	$12,085	$12,062
Jul-17	$12,807	$12,333	$12,223
Aug-17	$12,699	$12,371	$12,080
Sep-17	$13,111	$12,626	$12,438
Oct-17	$13,406	$12,921	$12,528
Nov-17	$13,764	$13,317	$12,912
Dec-17	$13,879	$13,465	$13,101
Jan-18	$14,726	$14,236	$13,607
Feb-18	$13,999	$13,711	$12,957
Mar-18	$13,750	$13,363	$12,729
Apr-18	$13,760	$13,414	$12,771
May-18	$13,981	$13,737	$12,847
Jun-18	$13,914	$13,822	$12,879
Jul-18	$14,394	$14,336	$13,389
Aug-18	$14,569	$14,803	$13,587
Sep-18	$14,403	$14,887	$13,614
Oct-18	$13,370	$13,870	$12,909
Nov-18	$13,859	$14,153	$13,294
Dec-18	$12,576	$12,875	$12,018
Jan-19	$13,592	$13,906	$12,953
Feb-19	$14,025	$14,353	$13,367
Mar-19	$14,091	$14,632	$13,452
Apr-19	$14,910	$15,224	$13,929
May-19	$13,969	$14,257	$13,033
Jun-19	$14,948	$15,262	$13,969
Jul-19	$15,184	$15,481	$14,085
Aug-19	$14,967	$15,236	$13,671
Sep-19	$15,335	$15,521	$14,158
Oct-19	$15,561	$15,857	$14,356
Nov-19	$16,166	$16,433	$14,800
Dec-19	$16,648	$16,928	$15,207
Jan-20	$16,392	$16,922	$14,880
Feb-20	$14,982	$15,529	$13,439
Mar-20	$12,644	$13,611	$11,142
Apr-20	$14,244	$15,356	$12,395
May-20	$14,972	$16,087	$12,820
Jun-20	$15,270	$16,407	$12,735
Jul-20	$15,991	$17,332	$13,238
Aug-20	$16,778	$18,578	$13,785
Sep-20	$16,446	$17,872	$13,447
Oct-20	$16,389	$17,397	$13,270
Nov-20	$18,143	$19,301	$15,055
Dec-20	$18,982	$20,043	$15,632
Jan-21	$18,972	$19,841	$15,489
Feb-21	$20,134	$20,388	$16,425
Mar-21	$20,836	$21,281	$17,392
Apr-21	$21,646	$22,416	$18,087
May-21	$21,900	$22,573	$18,509
Jun-21	$22,108	$23,100	$18,297
Jul-21	$22,587	$23,649	$18,444
Aug-21	$23,134	$24,368	$18,809
Sep-21	$21,990	$23,234	$18,155
Oct-21	$22,939	$24,862	$19,077
Nov-21	$22,665	$24,690	$18,404
Dec-21	$23,641	$25,797	$19,565
Jan-22	$22,484	$24,462	$19,110
Feb-22	$21,739	$23,729	$18,888
Mar-22	$21,910	$24,610	$19,421
Apr-22	$20,743	$22,464	$18,326
May-22	$21,347	$22,505	$18,682
Jun-22	$19,175	$20,648	$17,050
Jul-22	$20,852	$22,552	$18,180
Aug-22	$19,993	$21,632	$17,639
Sep-22	$18,134	$19,640	$16,092
Oct-22	$19,922	$21,230	$17,742
Nov-22	$21,114	$22,416	$18,850
Dec-22	$20,034	$21,125	$18,091
Jan-23	$21,183	$22,452	$19,028
Feb-23	$20,635	$21,904	$18,357
Mar-23	$20,740	$22,708	$18,273
Apr-23	$20,676	$23,063	$18,548
May-23	$20,211	$23,163	$17,833
Jun-23	$21,631	$24,693	$19,017
Jul-23	$22,542	$25,487	$19,686
Aug-23	$21,811	$25,081	$19,154
Sep-23	$20,929	$23,885	$18,415
Oct-23	$20,441	$23,383	$17,766
Nov-23	$22,448	$25,518	$19,106
Dec-23	$23,892	$26,678	$20,164
Jan-24	$24,001	$27,126	$20,185
Feb-24	$24,734	$28,574	$20,930
Mar-24	$25,644	$29,494	$21,976
Apr-24	$24,439	$28,289	$21,037
May-24	$25,195	$29,692	$21,704
Jun-24	$25,182	$30,757	$21,500
Jul-24	$26,192	$31,132	$22,599
Aug-24	$26,565	$31,887	$23,205
Sep-24	$26,744	$32,568	$23,528
Oct-24	$26,282	$32,272	$23,269
Nov-24	$27,602	$34,167	$24,755
Dec-24	$25,564	$33,352	$23,062
Jan-25	$26,597	$34,281	$24,129
Feb-25	$26,538	$33,834	$24,227
Mar-25	$25,657	$31,928	$23,554
Apr-25	$25,056	$31,711	$22,836
May-25	$26,081	$33,707	$23,638
Jun-25	$26,868	$35,421	$24,446
Jul-25	$27,234	$36,216	$24,586
Aug-25	$28,249	$36,950	$25,370
Sep-25	$27,978	$38,299	$25,749
Oct-25	$27,493	$39,196	$25,863

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Class	4.61%	10.90%	10.64%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000® Value Index	11.15%	14.28%	9.97%

Material Change Date	Nov. 01, 2024
AssetsNet		$ 1,250,657,000
Holdings Count | Holding		46
Advisory Fees Paid, Amount		$ 8,974,000
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$1,250,657
Number of Investments	46
Total Net Advisory Fees Paid (in thousands)	$8,974
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	21.3%
Information Technology	15.4%
Materials	12.4%
Industrials	11.6%
Health Care	9.2%
Consumer Discretionary	7.7%
Utilities	7.1%
Communication Services	5.6%
Consumer Staples	4.8%
Energy	3.6%
Real Estate	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

Effective March 1, 2025, Harbor Services Group, Inc., the Fund’s transfer and shareholder servicing agent, received a fee of up to 0.20% of the Investor Class shares average daily net assets. Prior to March 1, 2025, the fee received was up to 0.21% of the Investor Class shares average daily net assets.

Effective March 1, 2025, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to lower the operating expense limit for Investor Class shares from 1.05% to 1.04% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2026.

Material Fund Change Expenses [Text Block]

Effective March 1, 2025, Harbor Services Group, Inc., the Fund’s transfer and shareholder servicing agent, received a fee of up to 0.20% of the Investor Class shares average daily net assets. Prior to March 1, 2025, the fee received was up to 0.21% of the Investor Class shares average daily net assets.

Effective March 1, 2025, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to lower the operating expense limit for Investor Class shares from 1.05% to 1.04% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

C000215757
Shareholder Report [Line Items]
Fund Name		Harbor Mid Cap Fund
Class Name		Retirement Class
Trading Symbol		Ticker: HMCRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Mid Cap Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$82	0.80%

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: EARNEST Partners LLC

Performance Summary

The Retirement Class shares of the Fund returned 3.85% for the year ended October 31, 2025, while the Russell Midcap® Index returned 10.79% during the same period.

Top contributors to relative performance included:

• Security selection within the Consumer Discretionary and Consumer Staples sectors.

• Positions in Woodward, Inc. and Darden Restaurants, Inc. Woodward, Inc.’s performance was supported by strength in its aerospace segment driven by strong defense equipment and increased commercial aftermarket activity. Darden Restaurants, Inc. delivered strong same-store sales growth, highlighting steady momentum in a challenged industry.

Top detractors from relative performance included:

• Underexposure to the Communication Services sector.

• A position in Synopsys, Inc., which faced a temporary disruption from U.S. export restrictions on China and delays tied to Intel Corp.’s new foundry launch.

Line Graph [Table Text Block]
	Retirement Class	S&P 500 Index	Russell Midcap® Index
Nov-19	$1,000,000	$1,000,000	$1,000,000
Dec-19	$1,035,604	$1,030,182	$1,022,943
Jan-20	$1,026,598	$1,029,778	$1,014,743
Feb-20	$952,555	$945,008	$926,601
Mar-20	$784,457	$828,287	$746,019
Apr-20	$888,518	$934,468	$853,161
May-20	$960,560	$978,975	$913,138
Jun-20	$970,566	$998,444	$929,589
Jul-20	$1,019,594	$1,054,742	$984,175
Aug-20	$1,064,621	$1,130,557	$1,018,778
Sep-20	$1,049,612	$1,087,600	$998,943
Oct-20	$1,058,617	$1,058,676	$1,005,312
Nov-20	$1,175,685	$1,174,563	$1,144,266
Dec-20	$1,231,985	$1,219,723	$1,197,875
Jan-21	$1,226,969	$1,207,409	$1,194,707
Feb-21	$1,286,161	$1,240,703	$1,261,242
Mar-21	$1,348,362	$1,295,040	$1,295,370
Apr-21	$1,406,550	$1,364,155	$1,361,389
May-21	$1,403,540	$1,373,683	$1,372,314
Jun-21	$1,399,527	$1,405,751	$1,392,513
Jul-21	$1,422,602	$1,439,145	$1,403,226
Aug-21	$1,443,670	$1,482,903	$1,438,900
Sep-21	$1,380,466	$1,413,933	$1,379,619
Oct-21	$1,456,712	$1,512,996	$1,461,677
Nov-21	$1,440,660	$1,502,513	$1,410,782
Dec-21	$1,536,081	$1,569,849	$1,468,404
Jan-22	$1,463,276	$1,488,614	$1,360,225
Feb-22	$1,439,691	$1,444,043	$1,350,443
Mar-22	$1,448,920	$1,497,660	$1,385,025
Apr-22	$1,351,505	$1,367,061	$1,278,331
May-22	$1,397,649	$1,369,569	$1,279,350
Jun-22	$1,277,675	$1,256,520	$1,151,661
Jul-22	$1,392,522	$1,372,377	$1,265,346
Aug-22	$1,334,073	$1,316,408	$1,225,648
Sep-22	$1,201,794	$1,195,169	$1,112,055
Oct-22	$1,276,649	$1,291,932	$1,210,754
Nov-22	$1,342,276	$1,364,130	$1,283,516
Dec-22	$1,274,006	$1,285,536	$1,214,148
Jan-23	$1,391,754	$1,366,311	$1,314,974
Feb-23	$1,365,234	$1,332,975	$1,283,081
Mar-23	$1,330,228	$1,381,914	$1,263,391
Apr-23	$1,312,195	$1,403,483	$1,256,718
May-23	$1,285,675	$1,409,584	$1,221,604
Jun-23	$1,383,267	$1,502,723	$1,323,540
Jul-23	$1,425,699	$1,550,998	$1,376,043
Aug-23	$1,388,571	$1,526,303	$1,328,316
Sep-23	$1,319,620	$1,453,532	$1,261,582
Oct-23	$1,270,824	$1,422,970	$1,198,567
Nov-23	$1,385,389	$1,552,923	$1,321,190
Dec-23	$1,489,059	$1,623,473	$1,423,312
Jan-24	$1,478,190	$1,650,754	$1,403,044
Feb-24	$1,535,796	$1,738,898	$1,481,431
Mar-24	$1,607,531	$1,794,846	$1,545,707
Apr-24	$1,511,884	$1,721,536	$1,462,210
May-24	$1,534,709	$1,806,898	$1,503,914
Jun-24	$1,523,840	$1,871,733	$1,493,952
Jul-24	$1,609,705	$1,894,517	$1,564,361
Aug-24	$1,633,617	$1,940,471	$1,596,059
Sep-24	$1,648,834	$1,981,914	$1,631,583
Oct-24	$1,617,313	$1,963,942	$1,622,794
Nov-24	$1,711,874	$2,079,226	$1,765,956
Dec-24	$1,598,597	$2,029,661	$1,641,700
Jan-25	$1,666,483	$2,086,182	$1,711,545
Feb-25	$1,605,167	$2,058,962	$1,662,881
Mar-25	$1,541,661	$1,942,951	$1,585,814
Apr-25	$1,492,389	$1,929,775	$1,569,450
May-25	$1,550,420	$2,051,246	$1,659,164
Jun-25	$1,607,357	$2,155,556	$1,721,113
Jul-25	$1,629,255	$2,203,933	$1,753,049
Aug-25	$1,682,907	$2,248,610	$1,796,839
Sep-25	$1,687,287	$2,330,685	$1,812,811
Oct-25	$1,679,622	$2,385,255	$1,797,832

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 12/01/2019
Retirement Class	3.85%	9.67%	9.16%
S&P 500 Index	21.45%	17.64%	15.82%
Russell Midcap® Index	10.79%	12.33%	10.42%

Performance Inception Date		Dec. 01, 2019
AssetsNet		$ 171,793,000
Holdings Count | Holding		60
Advisory Fees Paid, Amount		$ 1,252,000
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$171,793
Number of Investments	60
Total Net Advisory Fees Paid (in thousands)	$1,252
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	27.9%
Financials	17.0%
Information Technology	14.6%
Health Care	12.7%
Consumer Discretionary	8.7%
Real Estate	6.4%
Materials	6.2%
Energy	3.3%
Utilities	1.9%
Consumer Staples	1.3%

Material Fund Change [Text Block]
C000215758
Shareholder Report [Line Items]
Fund Name		Harbor Mid Cap Fund
Class Name		Institutional Class
Trading Symbol		Ticker: HMCLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Mid Cap Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$90	0.88%

Expenses Paid, Amount		$ 90
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: EARNEST Partners LLC

Performance Summary

The Institutional Class shares of the Fund returned 3.79% for the year ended October 31, 2025, while the Russell Midcap® Index returned 10.79% during the same period.

Top contributors to relative performance included:

• Security selection within the Consumer Discretionary and Consumer Staples sectors.

• Positions in Woodward, Inc. and Darden Restaurants, Inc. Woodward, Inc.’s performance was supported by strength in its aerospace segment driven by strong defense equipment and increased commercial aftermarket activity. Darden Restaurants, Inc. delivered strong same-store sales growth, highlighting steady momentum in a challenged industry.

Top detractors from relative performance included:

• Underexposure to the Communication Services sector.

• A position in Synopsys, Inc., which faced a temporary disruption from U.S. export restrictions on China and delays tied to Intel Corp.’s new foundry launch.

Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Russell Midcap® Index
Nov-19	$50,000	$50,000	$50,000
Dec-19	$51,777	$51,509	$51,147
Jan-20	$51,327	$51,489	$50,737
Feb-20	$47,625	$47,250	$46,330
Mar-20	$39,220	$41,414	$37,301
Apr-20	$44,423	$46,723	$42,658
May-20	$48,025	$48,949	$45,657
Jun-20	$48,475	$49,922	$46,479
Jul-20	$50,976	$52,737	$49,209
Aug-20	$53,228	$56,528	$50,939
Sep-20	$52,427	$54,380	$49,947
Oct-20	$52,877	$52,934	$50,266
Nov-20	$58,730	$58,728	$57,213
Dec-20	$61,550	$60,986	$59,894
Jan-21	$61,300	$60,370	$59,735
Feb-21	$64,257	$62,035	$63,062
Mar-21	$67,314	$64,752	$64,769
Apr-21	$70,221	$68,208	$68,069
May-21	$70,071	$68,684	$68,616
Jun-21	$69,871	$70,288	$69,626
Jul-21	$71,023	$71,957	$70,161
Aug-21	$72,076	$74,145	$71,945
Sep-21	$68,918	$70,697	$68,981
Oct-21	$72,728	$75,650	$73,084
Nov-21	$71,926	$75,126	$70,539
Dec-21	$76,695	$78,492	$73,420
Jan-22	$73,009	$74,431	$68,011
Feb-22	$71,883	$72,202	$67,522
Mar-22	$72,292	$74,883	$69,251
Apr-22	$67,428	$68,353	$63,917
May-22	$69,732	$68,478	$63,967
Jun-22	$63,742	$62,826	$57,583
Jul-22	$69,476	$68,619	$63,267
Aug-22	$66,558	$65,820	$61,282
Sep-22	$59,953	$59,758	$55,603
Oct-22	$63,691	$64,597	$60,538
Nov-22	$66,968	$68,206	$64,176
Dec-22	$63,546	$64,277	$60,707
Jan-23	$69,366	$68,316	$65,749
Feb-23	$68,096	$66,649	$64,154
Mar-23	$66,350	$69,096	$63,170
Apr-23	$65,451	$70,174	$62,836
May-23	$64,075	$70,479	$61,080
Jun-23	$68,943	$75,136	$66,177
Jul-23	$71,059	$77,550	$68,802
Aug-23	$69,207	$76,315	$66,416
Sep-23	$65,768	$72,677	$63,079
Oct-23	$63,334	$71,148	$59,928
Nov-23	$69,049	$77,646	$66,059
Dec-23	$74,235	$81,174	$71,166
Jan-24	$73,639	$82,538	$70,152
Feb-24	$76,565	$86,945	$74,072
Mar-24	$80,087	$89,742	$77,285
Apr-24	$75,319	$86,077	$73,111
May-24	$76,457	$90,345	$75,196
Jun-24	$75,861	$93,587	$74,698
Jul-24	$80,196	$94,726	$78,218
Aug-24	$81,442	$97,024	$79,803
Sep-24	$82,146	$99,096	$81,579
Oct-24	$80,575	$98,197	$81,140
Nov-24	$85,289	$103,961	$88,298
Dec-24	$79,644	$101,483	$82,085
Jan-25	$82,972	$104,309	$85,577
Feb-25	$79,971	$102,948	$83,144
Mar-25	$76,807	$97,148	$79,291
Apr-25	$74,353	$96,489	$78,473
May-25	$77,244	$102,562	$82,958
Jun-25	$80,026	$107,778	$86,056
Jul-25	$81,117	$110,197	$87,652
Aug-25	$83,790	$112,431	$89,842
Sep-25	$84,008	$116,534	$90,641
Oct-25	$83,626	$119,263	$89,892

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 12/01/2019
Institutional Class	3.79%	9.60%	9.08%
S&P 500 Index	21.45%	17.64%	15.82%
Russell Midcap® Index	10.79%	12.33%	10.42%

Performance Inception Date		Dec. 01, 2019
AssetsNet		$ 171,793,000
Holdings Count | Holding		60
Advisory Fees Paid, Amount		$ 1,252,000
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$171,793
Number of Investments	60
Total Net Advisory Fees Paid (in thousands)	$1,252
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	27.9%
Financials	17.0%
Information Technology	14.6%
Health Care	12.7%
Consumer Discretionary	8.7%
Real Estate	6.4%
Materials	6.2%
Energy	3.3%
Utilities	1.9%
Consumer Staples	1.3%

Material Fund Change [Text Block]
C000215756
Shareholder Report [Line Items]
Fund Name		Harbor Mid Cap Fund
Class Name		Investor Class
Trading Symbol		Ticker: HMCNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Mid Cap Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$125	1.23%

Expenses Paid, Amount		$ 125
Expense Ratio, Percent		1.23%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: EARNEST Partners LLC

Performance Summary

The Investor Class shares of the Fund returned 3.38% for the year ended October 31, 2025, while the Russell Midcap® Index returned 10.79% during the same period.

Top contributors to relative performance included:

• Security selection within the Consumer Discretionary and Consumer Staples sectors.

• Positions in Woodward, Inc. and Darden Restaurants, Inc. Woodward, Inc.’s performance was supported by strength in its aerospace segment driven by strong defense equipment and increased commercial aftermarket activity. Darden Restaurants, Inc. delivered strong same-store sales growth, highlighting steady momentum in a challenged industry.

Top detractors from relative performance included:

• Underexposure to the Communication Services sector.

• A position in Synopsys, Inc., which faced a temporary disruption from U.S. export restrictions on China and delays tied to Intel Corp.’s new foundry launch.

Line Graph [Table Text Block]
	Investor Class	S&P 500 Index	Russell Midcap® Index
Nov-19	$10,000	$10,000	$10,000
Dec-19	$10,352	$10,302	$10,229
Jan-20	$10,252	$10,298	$10,147
Feb-20	$9,512	$9,450	$9,266
Mar-20	$7,842	$8,283	$7,460
Apr-20	$8,872	$9,345	$8,532
May-20	$9,592	$9,790	$9,131
Jun-20	$9,682	$9,984	$9,296
Jul-20	$10,172	$10,547	$9,842
Aug-20	$10,622	$11,306	$10,188
Sep-20	$10,452	$10,876	$9,989
Oct-20	$10,542	$10,587	$10,053
Nov-20	$11,703	$11,746	$11,443
Dec-20	$12,263	$12,197	$11,979
Jan-21	$12,203	$12,074	$11,947
Feb-21	$12,793	$12,407	$12,612
Mar-21	$13,403	$12,950	$12,954
Apr-21	$13,983	$13,642	$13,614
May-21	$13,943	$13,737	$13,723
Jun-21	$13,903	$14,058	$13,925
Jul-21	$14,123	$14,391	$14,032
Aug-21	$14,333	$14,829	$14,389
Sep-21	$13,703	$14,139	$13,796
Oct-21	$14,443	$15,130	$14,617
Nov-21	$14,283	$15,025	$14,108
Dec-21	$15,225	$15,698	$14,684
Jan-22	$14,501	$14,886	$13,602
Feb-22	$14,267	$14,440	$13,504
Mar-22	$14,348	$14,977	$13,850
Apr-22	$13,370	$13,671	$12,783
May-22	$13,829	$13,696	$12,793
Jun-22	$12,636	$12,565	$11,517
Jul-22	$13,767	$13,724	$12,653
Aug-22	$13,187	$13,164	$12,256
Sep-22	$11,872	$11,952	$11,121
Oct-22	$12,606	$12,919	$12,108
Nov-22	$13,248	$13,641	$12,835
Dec-22	$12,571	$12,855	$12,141
Jan-23	$13,725	$13,663	$13,150
Feb-23	$13,463	$13,330	$12,831
Mar-23	$13,117	$13,819	$12,634
Apr-23	$12,928	$14,035	$12,567
May-23	$12,655	$14,096	$12,216
Jun-23	$13,620	$15,027	$13,235
Jul-23	$14,029	$15,510	$13,760
Aug-23	$13,662	$15,263	$13,283
Sep-23	$12,980	$14,535	$12,616
Oct-23	$12,497	$14,230	$11,986
Nov-23	$13,620	$15,529	$13,212
Dec-23	$14,635	$16,235	$14,233
Jan-24	$14,507	$16,508	$14,030
Feb-24	$15,085	$17,389	$14,814
Mar-24	$15,780	$17,948	$15,457
Apr-24	$14,828	$17,215	$14,622
May-24	$15,042	$18,069	$15,039
Jun-24	$14,935	$18,717	$14,940
Jul-24	$15,769	$18,945	$15,644
Aug-24	$16,015	$19,405	$15,961
Sep-24	$16,154	$19,819	$16,316
Oct-24	$15,844	$19,639	$16,228
Nov-24	$16,754	$20,792	$17,660
Dec-24	$15,641	$20,297	$16,417
Jan-25	$16,294	$20,862	$17,115
Feb-25	$15,694	$20,590	$16,629
Mar-25	$15,073	$19,430	$15,858
Apr-25	$14,591	$19,298	$15,695
May-25	$15,148	$20,512	$16,592
Jun-25	$15,694	$21,556	$17,211
Jul-25	$15,898	$22,039	$17,530
Aug-25	$16,412	$22,486	$17,968
Sep-25	$16,455	$23,307	$18,128
Oct-25	$16,380	$23,853	$17,978

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Life of Class 12/01/2019
Investor Class	3.38%	9.21%	8.70%
S&P 500 Index	21.45%	17.64%	15.82%
Russell Midcap® Index	10.79%	12.33%	10.42%

Performance Inception Date		Dec. 01, 2019
Material Change Date	Nov. 01, 2024
AssetsNet		$ 171,793,000
Holdings Count | Holding		60
Advisory Fees Paid, Amount		$ 1,252,000
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$171,793
Number of Investments	60
Total Net Advisory Fees Paid (in thousands)	$1,252
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	27.9%
Financials	17.0%
Information Technology	14.6%
Health Care	12.7%
Consumer Discretionary	8.7%
Real Estate	6.4%
Materials	6.2%
Energy	3.3%
Utilities	1.9%
Consumer Staples	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

Effective March 1, 2025, Harbor Services Group, Inc., the Fund’s transfer and shareholder servicing agent, received a fee of up to 0.20% of the Investor Class shares average daily net assets. Prior to March 1, 2025, the fee received was up to 0.21% of the Investor Class shares average daily net assets.

Effective March 1, 2025, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to lower the operating expense limit for Investor Class shares from 1.24% to 1.23% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2026.

Material Fund Change Expenses [Text Block]

Effective March 1, 2025, Harbor Services Group, Inc., the Fund’s transfer and shareholder servicing agent, received a fee of up to 0.20% of the Investor Class shares average daily net assets. Prior to March 1, 2025, the fee received was up to 0.21% of the Investor Class shares average daily net assets.

Effective March 1, 2025, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to lower the operating expense limit for Investor Class shares from 1.24% to 1.23% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

C000166750
Shareholder Report [Line Items]
Fund Name		Harbor Mid Cap Value Fund
Class Name		Retirement Class
Trading Symbol		Ticker: HNMVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Mid Cap Value Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$81	0.77%

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		0.77%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: LSV Asset Management

Performance Summary

The Retirement Class shares of the Fund returned 10.66% for the year ended October 31, 2025, while the Russell Midcap® Value Index returned 7.86% during the same period.

Top contributors to relative performance included:

• Underweight exposure to securities in the Materials and Real Estate sectors.

• Security selection in the Financials, Health Care, Technology, and Utilities sectors. In the Financials sector, exposure to asset management and custody banks Bank of New York Mellon Corp. and State Street Corp. In the Health Care Sector, exposure to Cardinal Health, Inc. and Premier Inc. In the Technology sector, exposure to Sandisk Corp. and Western Digital Corp. In the Utilities sector, exposure to independent power producer NRG Energy, Inc.

Top detractors from relative performance included:

• Overweight exposure to securities in the Consumer Staples sector.

• Security selection in the Consumer Discretionary and Industrials sectors.

• Underweight exposure to expensive positions held in the Russell Midcap® Value Index including Howmet Aerospace Inc., Robinhood Markets Inc., and Warner Bros. Discovery, Inc.

Line Graph [Table Text Block]
	Retirement Class	S&P 500 Index	Russell Midcap® Value Index
Nov-15	$1,003,947	$1,002,974	$1,002,922
Dec-15	$963,352	$987,155	$971,861
Jan-16	$898,109	$938,168	$918,158
Feb-16	$935,828	$936,903	$924,594
Mar-16	$989,347	$1,000,460	$1,009,944
Apr-16	$985,779	$1,004,339	$1,031,632
May-16	$988,837	$1,022,375	$1,048,524
Jun-16	$979,153	$1,025,024	$1,058,084
Jul-16	$1,029,104	$1,062,815	$1,102,916
Aug-16	$1,039,299	$1,064,307	$1,100,575
Sep-16	$1,038,789	$1,064,509	$1,105,161
Oct-16	$1,028,085	$1,045,091	$1,078,379
Nov-16	$1,117,284	$1,083,795	$1,145,853
Dec-16	$1,146,339	$1,105,218	$1,166,208
Jan-17	$1,158,422	$1,126,180	$1,185,834
Feb-17	$1,198,875	$1,170,896	$1,218,953
Mar-17	$1,181,538	$1,172,262	$1,210,069
Apr-17	$1,184,690	$1,184,301	$1,212,349
May-17	$1,159,473	$1,200,967	$1,208,599
Jun-17	$1,179,962	$1,208,463	$1,226,590
Jul-17	$1,192,570	$1,233,313	$1,242,850
Aug-17	$1,161,574	$1,237,088	$1,219,627
Sep-17	$1,215,686	$1,262,607	$1,252,888
Oct-17	$1,225,668	$1,292,070	$1,262,971
Nov-17	$1,267,172	$1,331,698	$1,305,696
Dec-17	$1,284,299	$1,346,504	$1,321,830
Jan-18	$1,332,877	$1,423,597	$1,352,194
Feb-18	$1,261,375	$1,371,127	$1,285,573
Mar-18	$1,253,734	$1,336,283	$1,288,744
Apr-18	$1,243,909	$1,341,410	$1,295,135
May-18	$1,273,383	$1,373,714	$1,309,200
Jun-18	$1,266,287	$1,382,169	$1,319,754
Jul-18	$1,301,220	$1,433,604	$1,355,627
Aug-18	$1,307,769	$1,480,319	$1,374,095
Sep-18	$1,280,479	$1,488,745	$1,363,247
Oct-18	$1,167,495	$1,386,989	$1,265,040
Nov-18	$1,191,511	$1,415,253	$1,295,370
Dec-18	$1,058,110	$1,287,469	$1,159,381
Jan-19	$1,182,976	$1,390,641	$1,278,734
Feb-19	$1,216,116	$1,435,292	$1,319,438
Mar-19	$1,190,669	$1,463,183	$1,326,012
Apr-19	$1,242,746	$1,522,426	$1,369,731
May-19	$1,112,554	$1,425,679	$1,281,778
Jun-19	$1,201,913	$1,526,155	$1,368,338
Jul-19	$1,212,565	$1,548,090	$1,379,716
Aug-19	$1,136,817	$1,523,567	$1,331,074
Sep-19	$1,213,157	$1,552,074	$1,385,083
Oct-19	$1,232,094	$1,585,691	$1,392,524
Nov-19	$1,277,070	$1,643,250	$1,429,653
Dec-19	$1,301,828	$1,692,847	$1,473,134
Jan-20	$1,239,516	$1,692,183	$1,444,477
Feb-20	$1,088,623	$1,552,884	$1,301,428
Mar-20	$784,395	$1,361,083	$1,006,035
Apr-20	$897,412	$1,535,565	$1,140,391
May-20	$937,731	$1,608,701	$1,193,250
Jun-20	$957,280	$1,640,694	$1,206,710
Jul-20	$987,825	$1,733,205	$1,263,694
Aug-20	$1,038,530	$1,857,788	$1,313,729
Sep-20	$1,015,316	$1,787,198	$1,283,971
Oct-20	$1,028,144	$1,739,670	$1,295,917
Nov-20	$1,196,142	$1,930,101	$1,477,881
Dec-20	$1,253,510	$2,004,310	$1,546,270
Jan-21	$1,280,420	$1,984,075	$1,542,729
Feb-21	$1,393,067	$2,038,786	$1,662,236
Mar-21	$1,495,075	$2,128,076	$1,748,080
Apr-21	$1,565,793	$2,241,648	$1,832,609
May-21	$1,615,232	$2,257,305	$1,868,791
Jun-21	$1,567,670	$2,310,001	$1,847,040
Jul-21	$1,553,902	$2,364,875	$1,858,455
Aug-21	$1,585,819	$2,436,781	$1,898,284
Sep-21	$1,518,857	$2,323,446	$1,828,359
Oct-21	$1,562,664	$2,486,231	$1,925,717
Nov-21	$1,528,870	$2,469,004	$1,867,200
Dec-21	$1,630,695	$2,579,656	$1,984,449
Jan-22	$1,603,400	$2,446,166	$1,899,738
Feb-22	$1,612,922	$2,372,924	$1,890,858
Mar-22	$1,619,904	$2,461,030	$1,948,320
Apr-22	$1,541,194	$2,246,423	$1,832,543
May-22	$1,610,383	$2,250,545	$1,867,737
Jun-22	$1,419,955	$2,064,776	$1,662,394
Jul-22	$1,536,116	$2,255,158	$1,805,476
Aug-22	$1,499,935	$2,163,188	$1,750,228
Sep-22	$1,352,671	$1,963,962	$1,580,470
Oct-22	$1,518,977	$2,122,967	$1,729,765
Nov-22	$1,626,886	$2,241,607	$1,839,143
Dec-22	$1,540,975	$2,112,458	$1,745,677
Jan-23	$1,680,062	$2,245,192	$1,886,684
Feb-23	$1,632,552	$2,190,411	$1,826,242
Mar-23	$1,554,746	$2,270,831	$1,768,733
Apr-23	$1,545,794	$2,306,275	$1,768,868
May-23	$1,482,448	$2,316,299	$1,690,397
Jun-23	$1,638,749	$2,469,349	$1,836,991
Jul-23	$1,716,555	$2,548,677	$1,916,989
Aug-23	$1,659,405	$2,508,098	$1,849,148
Sep-23	$1,602,944	$2,388,517	$1,755,084
Oct-23	$1,532,023	$2,338,295	$1,668,145
Nov-23	$1,655,274	$2,551,841	$1,825,408
Dec-23	$1,794,064	$2,667,773	$1,967,625
Jan-24	$1,776,337	$2,712,603	$1,932,395
Feb-24	$1,843,550	$2,857,444	$2,024,690
Mar-24	$1,983,884	$2,949,382	$2,129,469
Apr-24	$1,874,571	$2,828,914	$2,018,034
May-24	$1,926,273	$2,969,186	$2,090,482
Jun-24	$1,874,571	$3,075,726	$2,057,015
Jul-24	$2,016,383	$3,113,165	$2,181,300
Aug-24	$2,037,064	$3,188,679	$2,222,440
Sep-24	$2,051,097	$3,256,780	$2,264,311
Oct-24	$2,008,997	$3,227,247	$2,235,854
Nov-24	$2,166,319	$3,416,689	$2,400,434
Dec-24	$2,012,112	$3,335,241	$2,224,794
Jan-25	$2,087,185	$3,428,119	$2,302,995
Feb-25	$2,051,995	$3,383,390	$2,260,999
Mar-25	$1,959,717	$3,192,755	$2,177,803
Apr-25	$1,895,593	$3,171,104	$2,123,807
May-25	$1,995,690	$3,370,710	$2,216,468
Jun-25	$2,058,251	$3,542,119	$2,294,271
Jul-25	$2,079,365	$3,621,613	$2,335,393
Aug-25	$2,219,345	$3,695,030	$2,405,472
Sep-25	$2,242,805	$3,829,899	$2,436,046
Oct-25	$2,223,255	$3,919,570	$2,411,575

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Retirement Class	10.66%	16.68%	8.32%
S&P 500 Index	21.45%	17.64%	14.64%
Russell Midcap® Value Index	7.86%	13.23%	9.20%

AssetsNet		$ 367,371,000
Holdings Count | Holding		175
Advisory Fees Paid, Amount		$ 2,674,000
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$367,371
Number of Investments	175
Total Net Advisory Fees Paid (in thousands)	$2,674
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	20.6%
Industrials	14.2%
Consumer Discretionary	13.8%
Information Technology	12.1%
Health Care	9.0%
Consumer Staples	7.4%
Energy	6.4%
Real Estate	5.6%
Communication Services	4.8%
Materials	3.6%
Utilities	2.6%

Material Fund Change [Text Block]
C000001991
Shareholder Report [Line Items]
Fund Name		Harbor Mid Cap Value Fund
Class Name		Institutional Class
Trading Symbol		Ticker: HAMVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Mid Cap Value Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.85%

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: LSV Asset Management

Performance Summary

The Institutional Class shares of the Fund returned 10.55% for the year ended October 31, 2025, while the Russell Midcap® Value Index returned 7.86% during the same period.

Top contributors to relative performance included:

• Underweight exposure to securities in the Materials and Real Estate sectors.

• Security selection in the Financials, Health Care, Technology, and Utilities sectors. In the Financials sector, exposure to asset management and custody banks Bank of New York Mellon Corp. and State Street Corp. In the Health Care Sector, exposure to Cardinal Health, Inc. and Premier Inc. In the Technology sector, exposure to Sandisk Corp. and Western Digital Corp. In the Utilities sector, exposure to independent power producer NRG Energy, Inc.

Top detractors from relative performance included:

• Overweight exposure to securities in the Consumer Staples sector.

• Security selection in the Consumer Discretionary and Industrials sectors.

• Underweight exposure to expensive positions held in the Russell Midcap® Value Index including Howmet Aerospace Inc., Robinhood Markets Inc., and Warner Bros. Discovery, Inc.

Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Russell Midcap® Value Index
Nov-15	$50,197	$50,149	$50,146
Dec-15	$48,168	$49,358	$48,593
Jan-16	$44,905	$46,908	$45,908
Feb-16	$45,797	$46,845	$46,230
Mar-16	$49,467	$50,023	$50,497
Apr-16	$49,289	$50,217	$51,582
May-16	$49,442	$51,119	$52,426
Jun-16	$48,958	$51,251	$52,904
Jul-16	$51,455	$53,141	$55,146
Aug-16	$51,965	$53,215	$55,029
Sep-16	$51,939	$53,225	$55,258
Oct-16	$51,404	$52,255	$53,919
Nov-16	$55,839	$54,190	$57,293
Dec-16	$57,316	$55,261	$58,310
Jan-17	$57,894	$56,309	$59,292
Feb-17	$59,942	$58,545	$60,948
Mar-17	$59,049	$58,613	$60,503
Apr-17	$59,207	$59,215	$60,617
May-17	$57,946	$60,048	$60,430
Jun-17	$58,970	$60,423	$61,329
Jul-17	$59,574	$61,666	$62,143
Aug-17	$58,051	$61,854	$60,981
Sep-17	$60,730	$63,130	$62,644
Oct-17	$61,255	$64,604	$63,149
Nov-17	$63,303	$66,585	$65,285
Dec-17	$64,170	$67,325	$66,091
Jan-18	$66,569	$71,180	$67,610
Feb-18	$63,025	$68,556	$64,279
Mar-18	$62,616	$66,814	$64,437
Apr-18	$62,126	$67,071	$64,757
May-18	$63,598	$68,686	$65,460
Jun-18	$63,243	$69,108	$65,988
Jul-18	$64,988	$71,680	$67,781
Aug-18	$65,288	$74,016	$68,705
Sep-18	$63,925	$74,437	$68,162
Oct-18	$58,282	$69,349	$63,252
Nov-18	$59,482	$70,763	$64,768
Dec-18	$52,825	$64,373	$57,969
Jan-19	$59,056	$69,532	$63,937
Feb-19	$60,709	$71,765	$65,972
Mar-19	$59,410	$73,159	$66,301
Apr-19	$62,009	$76,121	$68,487
May-19	$55,512	$71,284	$64,089
Jun-19	$59,971	$76,308	$68,417
Jul-19	$60,503	$77,404	$68,986
Aug-19	$56,723	$76,178	$66,554
Sep-19	$60,503	$77,604	$69,254
Oct-19	$61,477	$79,285	$69,626
Nov-19	$63,692	$82,163	$71,483
Dec-19	$64,923	$84,642	$73,657
Jan-20	$61,817	$84,609	$72,224
Feb-20	$54,295	$77,644	$65,071
Mar-20	$39,130	$68,054	$50,302
Apr-20	$44,733	$76,778	$57,020
May-20	$46,774	$80,435	$59,663
Jun-20	$47,718	$82,035	$60,335
Jul-20	$49,240	$86,660	$63,185
Aug-20	$51,768	$92,889	$65,686
Sep-20	$50,611	$89,360	$64,199
Oct-20	$51,250	$86,983	$64,796
Nov-20	$59,624	$96,505	$73,894
Dec-20	$62,468	$100,216	$77,313
Jan-21	$63,808	$99,204	$77,136
Feb-21	$69,419	$101,939	$83,112
Mar-21	$74,500	$106,404	$87,404
Apr-21	$77,991	$112,082	$91,630
May-21	$80,485	$112,865	$93,440
Jun-21	$78,085	$115,500	$92,352
Jul-21	$77,399	$118,244	$92,923
Aug-21	$78,989	$121,839	$94,914
Sep-21	$75,622	$116,172	$91,418
Oct-21	$77,835	$124,312	$96,286
Nov-21	$76,121	$123,450	$93,360
Dec-21	$81,186	$128,983	$99,222
Jan-22	$79,828	$122,308	$94,987
Feb-22	$80,302	$118,646	$94,543
Mar-22	$80,618	$123,051	$97,416
Apr-22	$76,701	$112,321	$91,627
May-22	$80,176	$112,527	$93,387
Jun-22	$70,667	$103,239	$83,120
Jul-22	$76,448	$112,758	$90,274
Aug-22	$74,647	$108,159	$87,511
Sep-22	$67,318	$98,198	$79,023
Oct-22	$75,595	$106,148	$86,488
Nov-22	$80,965	$112,080	$91,957
Dec-22	$76,682	$105,623	$87,284
Jan-23	$83,597	$112,260	$94,334
Feb-23	$81,201	$109,521	$91,312
Mar-23	$77,332	$113,542	$88,437
Apr-23	$76,887	$115,314	$88,443
May-23	$73,738	$115,815	$84,520
Jun-23	$81,474	$123,467	$91,850
Jul-23	$85,377	$127,434	$95,849
Aug-23	$82,501	$125,405	$92,457
Sep-23	$79,694	$119,426	$87,754
Oct-23	$76,168	$116,915	$83,407
Nov-23	$82,296	$127,592	$91,270
Dec-23	$89,201	$133,389	$98,381
Jan-24	$88,284	$135,630	$96,620
Feb-24	$91,623	$142,872	$101,234
Mar-24	$98,595	$147,469	$106,473
Apr-24	$93,164	$141,446	$100,902
May-24	$95,732	$148,459	$104,524
Jun-24	$93,164	$153,786	$102,851
Jul-24	$100,209	$155,658	$109,065
Aug-24	$101,200	$159,434	$111,122
Sep-24	$101,934	$162,839	$113,216
Oct-24	$99,842	$161,362	$111,793
Nov-24	$107,658	$170,834	$120,022
Dec-24	$99,939	$166,762	$111,240
Jan-25	$103,704	$171,406	$115,150
Feb-25	$101,918	$169,170	$113,050
Mar-25	$97,339	$159,638	$108,890
Apr-25	$94,156	$158,555	$106,190
May-25	$99,124	$168,535	$110,823
Jun-25	$102,190	$177,106	$114,714
Jul-25	$103,238	$181,081	$116,770
Aug-25	$110,224	$184,751	$120,274
Sep-25	$111,350	$191,495	$121,802
Oct-25	$110,379	$195,979	$120,579

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	10.55%	16.58%	8.24%
S&P 500 Index	21.45%	17.64%	14.64%
Russell Midcap® Value Index	7.86%	13.23%	9.20%

AssetsNet		$ 367,371,000
Holdings Count | Holding		175
Advisory Fees Paid, Amount		$ 2,674,000
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$367,371
Number of Investments	175
Total Net Advisory Fees Paid (in thousands)	$2,674
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	20.6%
Industrials	14.2%
Consumer Discretionary	13.8%
Information Technology	12.1%
Health Care	9.0%
Consumer Staples	7.4%
Energy	6.4%
Real Estate	5.6%
Communication Services	4.8%
Materials	3.6%
Utilities	2.6%

Material Fund Change [Text Block]
C000001992
Shareholder Report [Line Items]
Fund Name		Harbor Mid Cap Value Fund
Class Name		Administrative Class
Trading Symbol		Ticker: HRMVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Mid Cap Value Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$116	1.10%

Expenses Paid, Amount		$ 116
Expense Ratio, Percent		1.10%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: LSV Asset Management

Performance Summary

The Administrative Class shares of the Fund returned 10.29% for the year ended October 31, 2025, while the Russell Midcap® Value Index returned 7.86% during the same period.

Top contributors to relative performance included:

• Underweight exposure to securities in the Materials and Real Estate sectors.

• Security selection in the Financials, Health Care, Technology, and Utilities sectors. In the Financials sector, exposure to asset management and custody banks Bank of New York Mellon Corp. and State Street Corp. In the Health Care Sector, exposure to Cardinal Health, Inc. and Premier Inc. In the Technology sector, exposure to Sandisk Corp. and Western Digital Corp. In the Utilities sector, exposure to independent power producer NRG Energy, Inc.

Top detractors from relative performance included:

• Overweight exposure to securities in the Consumer Staples sector.

• Security selection in the Consumer Discretionary and Industrials sectors.

• Underweight exposure to expensive positions held in the Russell Midcap® Value Index including Howmet Aerospace Inc., Robinhood Markets Inc., and Warner Bros. Discovery, Inc.

Line Graph [Table Text Block]
	Administrative Class	S&P 500 Index	Russell Midcap® Value Index
Nov-15	$10,034	$10,030	$10,029
Dec-15	$9,627	$9,872	$9,719
Jan-16	$8,976	$9,382	$9,182
Feb-16	$9,153	$9,369	$9,246
Mar-16	$9,880	$10,005	$10,099
Apr-16	$9,845	$10,043	$10,316
May-16	$9,870	$10,224	$10,485
Jun-16	$9,774	$10,250	$10,581
Jul-16	$10,269	$10,628	$11,029
Aug-16	$10,370	$10,643	$11,006
Sep-16	$10,360	$10,645	$11,052
Oct-16	$10,254	$10,451	$10,784
Nov-16	$11,138	$10,838	$11,459
Dec-16	$11,428	$11,052	$11,662
Jan-17	$11,542	$11,262	$11,858
Feb-17	$11,947	$11,709	$12,190
Mar-17	$11,765	$11,723	$12,101
Apr-17	$11,796	$11,843	$12,123
May-17	$11,542	$12,010	$12,086
Jun-17	$11,745	$12,085	$12,266
Jul-17	$11,864	$12,333	$12,429
Aug-17	$11,552	$12,371	$12,196
Sep-17	$12,087	$12,626	$12,529
Oct-17	$12,186	$12,921	$12,630
Nov-17	$12,591	$13,317	$13,057
Dec-17	$12,762	$13,465	$13,218
Jan-18	$13,241	$14,236	$13,522
Feb-18	$12,531	$13,711	$12,856
Mar-18	$12,451	$13,363	$12,887
Apr-18	$12,348	$13,414	$12,951
May-18	$12,639	$13,737	$13,092
Jun-18	$12,563	$13,822	$13,198
Jul-18	$12,907	$14,336	$13,556
Aug-18	$12,967	$14,803	$13,741
Sep-18	$12,692	$14,887	$13,632
Oct-18	$11,569	$13,870	$12,650
Nov-18	$11,805	$14,153	$12,954
Dec-18	$10,481	$12,875	$11,594
Jan-19	$11,711	$13,906	$12,787
Feb-19	$12,041	$14,353	$13,194
Mar-19	$11,780	$14,632	$13,260
Apr-19	$12,297	$15,224	$13,697
May-19	$11,003	$14,257	$12,818
Jun-19	$11,885	$15,262	$13,683
Jul-19	$11,983	$15,481	$13,797
Aug-19	$11,235	$15,236	$13,311
Sep-19	$11,983	$15,521	$13,851
Oct-19	$12,169	$15,857	$13,925
Nov-19	$12,610	$16,433	$14,297
Dec-19	$12,848	$16,928	$14,731
Jan-20	$12,228	$16,922	$14,445
Feb-20	$10,739	$15,529	$13,014
Mar-20	$7,735	$13,611	$10,060
Apr-20	$8,849	$15,356	$11,404
May-20	$9,243	$16,087	$11,933
Jun-20	$9,433	$16,407	$12,067
Jul-20	$9,731	$17,332	$12,637
Aug-20	$10,232	$18,578	$13,137
Sep-20	$10,000	$17,872	$12,840
Oct-20	$10,119	$17,397	$12,959
Nov-20	$11,769	$19,301	$14,779
Dec-20	$12,332	$20,043	$15,463
Jan-21	$12,593	$19,841	$15,427
Feb-21	$13,693	$20,388	$16,622
Mar-21	$14,695	$21,281	$17,481
Apr-21	$15,388	$22,416	$18,326
May-21	$15,874	$22,573	$18,688
Jun-21	$15,400	$23,100	$18,470
Jul-21	$15,260	$23,649	$18,585
Aug-21	$15,570	$24,368	$18,983
Sep-21	$14,902	$23,234	$18,284
Oct-21	$15,333	$24,862	$19,257
Nov-21	$14,993	$24,690	$18,672
Dec-21	$15,993	$25,797	$19,844
Jan-22	$15,717	$24,462	$18,997
Feb-22	$15,803	$23,729	$18,909
Mar-22	$15,870	$24,610	$19,483
Apr-22	$15,091	$22,464	$18,325
May-22	$15,772	$22,505	$18,677
Jun-22	$13,900	$20,648	$16,624
Jul-22	$15,036	$22,552	$18,055
Aug-22	$14,680	$21,632	$17,502
Sep-22	$13,231	$19,640	$15,805
Oct-22	$14,851	$21,230	$17,298
Nov-22	$15,907	$22,416	$18,391
Dec-22	$15,059	$21,125	$17,457
Jan-23	$16,417	$22,452	$18,867
Feb-23	$15,946	$21,904	$18,262
Mar-23	$15,178	$22,708	$17,687
Apr-23	$15,085	$23,063	$17,689
May-23	$14,469	$23,163	$16,904
Jun-23	$15,986	$24,693	$18,370
Jul-23	$16,741	$25,487	$19,170
Aug-23	$16,178	$25,081	$18,491
Sep-23	$15,628	$23,885	$17,551
Oct-23	$14,933	$23,383	$16,681
Nov-23	$16,125	$25,518	$18,254
Dec-23	$17,472	$26,678	$19,676
Jan-24	$17,295	$27,126	$19,324
Feb-24	$17,946	$28,574	$20,247
Mar-24	$19,305	$29,494	$21,295
Apr-24	$18,243	$28,289	$20,180
May-24	$18,738	$29,692	$20,905
Jun-24	$18,236	$30,757	$20,570
Jul-24	$19,609	$31,132	$21,813
Aug-24	$19,800	$31,887	$22,224
Sep-24	$19,934	$32,568	$22,643
Oct-24	$19,517	$32,272	$22,359
Nov-24	$21,045	$34,167	$24,004
Dec-24	$19,532	$33,352	$22,248
Jan-25	$20,264	$34,281	$23,030
Feb-25	$19,913	$33,834	$22,610
Mar-25	$19,010	$31,928	$21,778
Apr-25	$18,383	$31,711	$21,238
May-25	$19,353	$33,707	$22,165
Jun-25	$19,950	$35,421	$22,943
Jul-25	$20,152	$36,216	$23,354
Aug-25	$21,502	$36,950	$24,055
Sep-25	$21,726	$38,299	$24,360
Oct-25	$21,524	$39,196	$24,116

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrative Class	10.29%	16.29%	7.97%
S&P 500 Index	21.45%	17.64%	14.64%
Russell Midcap® Value Index	7.86%	13.23%	9.20%

AssetsNet		$ 367,371,000
Holdings Count | Holding		175
Advisory Fees Paid, Amount		$ 2,674,000
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$367,371
Number of Investments	175
Total Net Advisory Fees Paid (in thousands)	$2,674
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	20.6%
Industrials	14.2%
Consumer Discretionary	13.8%
Information Technology	12.1%
Health Care	9.0%
Consumer Staples	7.4%
Energy	6.4%
Real Estate	5.6%
Communication Services	4.8%
Materials	3.6%
Utilities	2.6%

Material Fund Change [Text Block]
C000001993
Shareholder Report [Line Items]
Fund Name		Harbor Mid Cap Value Fund
Class Name		Investor Class
Trading Symbol		Ticker: HIMVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Mid Cap Value Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$126	1.20%

Expenses Paid, Amount		$ 126
Expense Ratio, Percent		1.20%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: LSV Asset Management

Performance Summary

The Investor Class shares of the Fund returned 10.18% for the year ended October 31, 2025, while the Russell Midcap® Value Index returned 7.86% during the same period.

Top contributors to relative performance included:

• Underweight exposure to securities in the Materials and Real Estate sectors.

• Security selection in the Financials, Health Care, Technology, and Utilities sectors. In the Financials sector, exposure to asset management and custody banks Bank of New York Mellon Corp. and State Street Corp. In the Health Care Sector, exposure to Cardinal Health, Inc. and Premier Inc. In the Technology sector, exposure to Sandisk Corp. and Western Digital Corp. In the Utilities sector, exposure to independent power producer NRG Energy, Inc.

Top detractors from relative performance included:

• Overweight exposure to securities in the Consumer Staples sector.

• Security selection in the Consumer Discretionary and Industrials sectors.

• Underweight exposure to expensive positions held in the Russell Midcap® Value Index including Howmet Aerospace Inc., Robinhood Markets Inc., and Warner Bros. Discovery, Inc.

Line Graph [Table Text Block]
	Investor Class	S&P 500 Index	Russell Midcap® Value Index
Nov-15	$10,035	$10,030	$10,029
Dec-15	$9,628	$9,872	$9,719
Jan-16	$8,976	$9,382	$9,182
Feb-16	$9,149	$9,369	$9,246
Mar-16	$9,878	$10,005	$10,099
Apr-16	$9,843	$10,043	$10,316
May-16	$9,868	$10,224	$10,485
Jun-16	$9,766	$10,250	$10,581
Jul-16	$10,266	$10,628	$11,029
Aug-16	$10,363	$10,643	$11,006
Sep-16	$10,353	$10,645	$11,052
Oct-16	$10,245	$10,451	$10,784
Nov-16	$11,123	$10,838	$11,459
Dec-16	$11,413	$11,052	$11,662
Jan-17	$11,523	$11,262	$11,858
Feb-17	$11,927	$11,709	$12,190
Mar-17	$11,749	$11,723	$12,101
Apr-17	$11,780	$11,843	$12,123
May-17	$11,523	$12,010	$12,086
Jun-17	$11,722	$12,085	$12,266
Jul-17	$11,838	$12,333	$12,429
Aug-17	$11,529	$12,371	$12,196
Sep-17	$12,063	$12,626	$12,529
Oct-17	$12,162	$12,921	$12,630
Nov-17	$12,565	$13,317	$13,057
Dec-17	$12,732	$13,465	$13,218
Jan-18	$13,208	$14,236	$13,522
Feb-18	$12,493	$13,711	$12,856
Mar-18	$12,412	$13,363	$12,887
Apr-18	$12,315	$13,414	$12,951
May-18	$12,602	$13,737	$13,092
Jun-18	$12,521	$13,822	$13,198
Jul-18	$12,867	$14,336	$13,556
Aug-18	$12,926	$14,803	$13,741
Sep-18	$12,650	$14,887	$13,632
Oct-18	$11,530	$13,870	$12,650
Nov-18	$11,763	$14,153	$12,954
Dec-18	$10,443	$12,875	$11,594
Jan-19	$11,667	$13,906	$12,787
Feb-19	$11,993	$14,353	$13,194
Mar-19	$11,737	$14,632	$13,260
Apr-19	$12,244	$15,224	$13,697
May-19	$10,961	$14,257	$12,818
Jun-19	$11,836	$15,262	$13,683
Jul-19	$11,935	$15,481	$13,797
Aug-19	$11,183	$15,236	$13,311
Sep-19	$11,929	$15,521	$13,851
Oct-19	$12,116	$15,857	$13,925
Nov-19	$12,547	$16,433	$14,297
Dec-19	$12,789	$16,928	$14,731
Jan-20	$12,172	$16,922	$14,445
Feb-20	$10,686	$15,529	$13,014
Mar-20	$7,697	$13,611	$10,060
Apr-20	$8,799	$15,356	$11,404
May-20	$9,195	$16,087	$11,933
Jun-20	$9,380	$16,407	$12,067
Jul-20	$9,674	$17,332	$12,637
Aug-20	$10,171	$18,578	$13,137
Sep-20	$9,943	$17,872	$12,840
Oct-20	$10,063	$17,397	$12,959
Nov-20	$11,698	$19,301	$14,779
Dec-20	$12,254	$20,043	$15,463
Jan-21	$12,511	$19,841	$15,427
Feb-21	$13,610	$20,388	$16,622
Mar-21	$14,605	$21,281	$17,481
Apr-21	$15,283	$22,416	$18,326
May-21	$15,765	$22,573	$18,688
Jun-21	$15,295	$23,100	$18,470
Jul-21	$15,155	$23,649	$18,585
Aug-21	$15,460	$24,368	$18,983
Sep-21	$14,801	$23,234	$18,284
Oct-21	$15,222	$24,862	$19,257
Nov-21	$14,886	$24,690	$18,672
Dec-21	$15,875	$25,797	$19,844
Jan-22	$15,604	$24,462	$18,997
Feb-22	$15,690	$23,729	$18,909
Mar-22	$15,752	$24,610	$19,483
Apr-22	$14,981	$22,464	$18,325
May-22	$15,653	$22,505	$18,677
Jun-22	$13,791	$20,648	$16,624
Jul-22	$14,919	$22,552	$18,055
Aug-22	$14,562	$21,632	$17,502
Sep-22	$13,125	$19,640	$15,805
Oct-22	$14,734	$21,230	$17,298
Nov-22	$15,776	$22,416	$18,391
Dec-22	$14,938	$21,125	$17,457
Jan-23	$16,282	$22,452	$18,867
Feb-23	$15,810	$21,904	$18,262
Mar-23	$15,051	$22,708	$17,687
Apr-23	$14,958	$23,063	$17,689
May-23	$14,339	$23,163	$16,904
Jun-23	$15,843	$24,693	$18,370
Jul-23	$16,595	$25,487	$19,170
Aug-23	$16,029	$25,081	$18,491
Sep-23	$15,484	$23,885	$17,551
Oct-23	$14,792	$23,383	$16,681
Nov-23	$15,976	$25,518	$18,254
Dec-23	$17,308	$26,678	$19,676
Jan-24	$17,130	$27,126	$19,324
Feb-24	$17,770	$28,574	$20,247
Mar-24	$19,120	$29,494	$21,295
Apr-24	$18,061	$28,289	$20,180
May-24	$18,558	$29,692	$20,905
Jun-24	$18,054	$30,757	$20,570
Jul-24	$19,411	$31,132	$21,813
Aug-24	$19,596	$31,887	$22,224
Sep-24	$19,731	$32,568	$22,643
Oct-24	$19,319	$32,272	$22,359
Nov-24	$20,825	$34,167	$24,004
Dec-24	$19,330	$33,352	$22,248
Jan-25	$20,049	$34,281	$23,030
Feb-25	$19,697	$33,834	$22,610
Mar-25	$18,806	$31,928	$21,778
Apr-25	$18,185	$31,711	$21,238
May-25	$19,143	$33,707	$22,165
Jun-25	$19,735	$35,421	$22,943
Jul-25	$19,929	$36,216	$23,354
Aug-25	$21,262	$36,950	$24,055
Sep-25	$21,479	$38,299	$24,360
Oct-25	$21,284	$39,196	$24,116

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Class	10.18%	16.16%	7.85%
S&P 500 Index	21.45%	17.64%	14.64%
Russell Midcap® Value Index	7.86%	13.23%	9.20%

Material Change Date	Nov. 01, 2024
AssetsNet		$ 367,371,000
Holdings Count | Holding		175
Advisory Fees Paid, Amount		$ 2,674,000
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$367,371
Number of Investments	175
Total Net Advisory Fees Paid (in thousands)	$2,674
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	20.6%
Industrials	14.2%
Consumer Discretionary	13.8%
Information Technology	12.1%
Health Care	9.0%
Consumer Staples	7.4%
Energy	6.4%
Real Estate	5.6%
Communication Services	4.8%
Materials	3.6%
Utilities	2.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

Effective March 1, 2025, Harbor Services Group, Inc., the Fund’s transfer and shareholder servicing agent, received a fee of up to 0.20% of the Investor Class shares average daily net assets. Prior to March 1, 2025, the fee received was up to 0.21% of the Investor Class shares average daily net assets.

Effective March 1, 2025, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to lower the operating expense limit for Investor Class shares from 1.21% to 1.20% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2026.

Material Fund Change Expenses [Text Block]

Effective March 1, 2025, Harbor Services Group, Inc., the Fund’s transfer and shareholder servicing agent, received a fee of up to 0.20% of the Investor Class shares average daily net assets. Prior to March 1, 2025, the fee received was up to 0.21% of the Investor Class shares average daily net assets.

Effective March 1, 2025, Harbor Capital Advisors, Inc., the Fund’s investment advisor, revised its contractual expense limitation agreement to lower the operating expense limit for Investor Class shares from 1.21% to 1.20% (excluding interest expense, if any). This contractual expense limitation is effective through February 28, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

C000166748
Shareholder Report [Line Items]
Fund Name		Harbor Small Cap Growth Fund
Class Name		Retirement Class
Trading Symbol		Ticker: HNSGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Small Cap Growth Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$84	0.79%

Expenses Paid, Amount		$ 84
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Westfield Capital Management Company, L.P.

Performance Summary

The Retirement Class shares of the Fund returned 12.42% for the year ended October 31, 2025, while the Russell 2000® Growth Index returned 18.81% during the same period.

Top contributors to relative performance included:

• Security selection in the Industrials and Health Care sectors.

• Positions in heating, ventilation, and air conditioning and electrical services mechanical contractor, Comfort Systems USA, Inc., and commercial stage biotechnology company, Ascendis Pharma AS.

Top detractors from relative performance included:

• Security selection in the Consumer Discretionary and Information Technology sectors.

• Positions in vaccine developer, Vaxcyte, Inc., and less-than-truckload trucking provider, Saia, Inc.

Line Graph [Table Text Block]
	Retirement Class	S&P 500 Index	Russell 2000® Growth Index
Nov-15	$1,035,897	$1,002,974	$1,036,645
Dec-15	$999,189	$987,155	$987,198
Jan-16	$883,101	$938,168	$880,236
Feb-16	$888,905	$936,903	$874,014
Mar-16	$927,878	$1,000,460	$940,968
Apr-16	$937,828	$1,004,339	$950,351
May-16	$977,630	$1,022,375	$975,955
Jun-16	$954,412	$1,025,024	$971,465
Jul-16	$1,005,823	$1,062,815	$1,034,987
Aug-16	$1,019,090	$1,064,307	$1,045,989
Sep-16	$1,034,845	$1,064,509	$1,061,050
Oct-16	$990,897	$1,045,091	$995,111
Nov-16	$1,061,379	$1,083,795	$1,084,143
Dec-16	$1,062,164	$1,105,218	$1,098,930
Jan-17	$1,102,152	$1,126,180	$1,116,773
Feb-17	$1,134,642	$1,170,896	$1,144,158
Mar-17	$1,147,971	$1,172,262	$1,157,710
Apr-17	$1,160,467	$1,184,301	$1,179,031
May-17	$1,158,801	$1,200,967	$1,168,308
Jun-17	$1,189,624	$1,208,463	$1,208,520
Jul-17	$1,207,119	$1,233,313	$1,218,806
Aug-17	$1,195,456	$1,237,088	$1,217,383
Sep-17	$1,237,942	$1,262,607	$1,283,669
Oct-17	$1,256,270	$1,292,070	$1,303,557
Nov-17	$1,312,086	$1,331,698	$1,340,983
Dec-17	$1,325,007	$1,346,504	$1,342,527
Jan-18	$1,380,981	$1,423,597	$1,394,862
Feb-18	$1,347,947	$1,371,127	$1,355,148
Mar-18	$1,375,475	$1,336,283	$1,373,396
Apr-18	$1,373,640	$1,341,410	$1,374,740
May-18	$1,424,108	$1,373,714	$1,461,296
Jun-18	$1,430,531	$1,382,169	$1,472,729
Jul-18	$1,469,070	$1,433,604	$1,498,048
Aug-18	$1,541,560	$1,480,319	$1,591,313
Sep-18	$1,537,889	$1,488,745	$1,554,071
Oct-18	$1,320,419	$1,386,989	$1,357,425
Nov-18	$1,340,607	$1,415,253	$1,378,659
Dec-18	$1,183,018	$1,287,469	$1,217,565
Jan-19	$1,328,567	$1,390,641	$1,358,173
Feb-19	$1,420,553	$1,435,292	$1,445,882
Mar-19	$1,439,184	$1,463,183	$1,426,315
Apr-19	$1,497,403	$1,522,426	$1,469,749
May-19	$1,414,732	$1,425,679	$1,360,707
Jun-19	$1,512,540	$1,526,155	$1,465,511
Jul-19	$1,535,828	$1,548,090	$1,479,834
Aug-19	$1,498,567	$1,523,567	$1,415,976
Sep-19	$1,488,088	$1,552,074	$1,404,354
Oct-19	$1,534,663	$1,585,691	$1,444,315
Nov-19	$1,639,458	$1,643,250	$1,529,325
Dec-19	$1,685,879	$1,692,847	$1,564,370
Jan-20	$1,708,775	$1,692,183	$1,547,145
Feb-20	$1,565,373	$1,552,884	$1,435,444
Mar-20	$1,287,004	$1,361,083	$1,161,311
Apr-20	$1,494,275	$1,535,565	$1,334,281
May-20	$1,648,522	$1,608,701	$1,460,368
Jun-20	$1,696,725	$1,640,694	$1,516,488
Jul-20	$1,767,823	$1,733,205	$1,568,602
Aug-20	$1,891,945	$1,857,788	$1,660,621
Sep-20	$1,883,509	$1,787,198	$1,625,038
Oct-20	$1,917,251	$1,739,670	$1,637,386
Nov-20	$2,136,572	$1,930,101	$1,926,114
Dec-20	$2,333,946	$2,004,310	$2,106,148
Jan-21	$2,306,822	$1,984,075	$2,207,694
Feb-21	$2,437,275	$2,038,786	$2,280,588
Mar-21	$2,424,359	$2,128,076	$2,208,827
Apr-21	$2,513,480	$2,241,648	$2,256,987
May-21	$2,420,484	$2,257,305	$2,192,528
Jun-21	$2,466,982	$2,310,001	$2,295,358
Jul-21	$2,430,817	$2,364,875	$2,211,757
Aug-21	$2,559,978	$2,436,781	$2,251,954
Sep-21	$2,456,649	$2,323,446	$2,165,610
Oct-21	$2,576,769	$2,486,231	$2,267,017
Nov-21	$2,439,858	$2,469,004	$2,156,296
Dec-21	$2,564,736	$2,579,656	$2,165,852
Jan-22	$2,249,359	$2,446,166	$1,875,566
Feb-22	$2,229,335	$2,372,924	$1,883,749
Mar-22	$2,252,696	$2,461,030	$1,892,361
Apr-22	$2,044,113	$2,246,423	$1,660,182
May-22	$1,999,059	$2,250,545	$1,628,832
Jun-22	$1,847,211	$2,064,776	$1,528,000
Jul-22	$2,054,125	$2,255,158	$1,699,078
Aug-22	$1,994,053	$2,163,188	$1,683,108
Sep-22	$1,832,193	$1,963,962	$1,531,696
Oct-22	$1,965,686	$2,122,967	$1,677,086
Nov-22	$1,999,059	$2,241,607	$1,704,394
Dec-22	$1,911,916	$2,112,458	$1,594,988
Jan-23	$2,085,090	$2,245,192	$1,753,645
Feb-23	$2,106,081	$2,190,411	$1,734,648
Mar-23	$2,060,601	$2,270,831	$1,691,847
Apr-23	$2,050,105	$2,306,275	$1,672,191
May-23	$2,050,105	$2,316,299	$1,672,492
Jun-23	$2,204,038	$2,469,349	$1,811,165
Jul-23	$2,237,274	$2,548,677	$1,895,843
Aug-23	$2,156,809	$2,508,098	$1,797,154
Sep-23	$2,071,096	$2,388,517	$1,678,612
Oct-23	$1,894,423	$2,338,295	$1,549,156
Nov-23	$2,085,090	$2,551,841	$1,690,188
Dec-23	$2,335,907	$2,667,773	$1,892,588
Jan-24	$2,314,894	$2,712,603	$1,831,894
Feb-24	$2,497,004	$2,857,444	$1,980,690
Mar-24	$2,547,784	$2,949,382	$2,036,081
Apr-24	$2,341,160	$2,828,914	$1,879,305
May-24	$2,391,941	$2,969,186	$1,979,944
Jun-24	$2,404,198	$3,075,726	$1,976,645
Jul-24	$2,546,033	$3,113,165	$2,138,455
Aug-24	$2,567,046	$3,188,679	$2,114,777
Sep-24	$2,631,835	$3,256,780	$2,142,882
Oct-24	$2,560,042	$3,227,247	$2,114,450
Nov-24	$2,805,189	$3,416,689	$2,373,715
Dec-24	$2,556,990	$3,335,241	$2,179,396
Jan-25	$2,654,917	$3,428,119	$2,248,299
Feb-25	$2,504,399	$3,383,390	$2,096,098
Mar-25	$2,290,410	$3,192,755	$1,937,139
Apr-25	$2,283,156	$3,171,104	$1,924,739
May-25	$2,433,674	$3,370,710	$2,048,308
Jun-25	$2,569,684	$3,542,119	$2,168,930
Jul-25	$2,636,782	$3,621,613	$2,205,872
Aug-25	$2,678,492	$3,695,030	$2,336,341
Sep-25	$2,765,539	$3,829,899	$2,433,403
Oct-25	$2,877,974	$3,919,570	$2,512,134

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Retirement Class	12.42%	8.46%	11.15%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 2000® Growth Index	18.81%	8.94%	9.65%

AssetsNet		$ 2,155,632,000
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 14,704,000
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$2,155,632
Number of Investments	73
Total Net Advisory Fees Paid (in thousands)	$14,704
Portfolio Turnover Rate	106%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	29.7%
Health Care	27.4%
Information Technology	19.3%
Financials	11.2%
Consumer Discretionary	7.6%
Communication Services	2.0%
Materials	1.0%
Consumer Staples	0.9%
Energy	0.9%

Material Fund Change [Text Block]
C000001985
Shareholder Report [Line Items]
Fund Name		Harbor Small Cap Growth Fund
Class Name		Institutional Class
Trading Symbol		Ticker: HASGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Small Cap Growth Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	0.87%

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.87%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Westfield Capital Management Company, L.P.

Performance Summary

The Institutional Class shares of the Fund returned 12.32% for the year ended October 31, 2025, while the Russell 2000® Growth Index returned 18.81% during the same period.

Top contributors to relative performance included:

• Security selection in the Industrials and Health Care sectors.

• Positions in heating, ventilation, and air conditioning and electrical services mechanical contractor, Comfort Systems USA, Inc., and commercial stage biotechnology company, Ascendis Pharma AS.

Top detractors from relative performance included:

• Security selection in the Consumer Discretionary and Information Technology sectors.

• Positions in vaccine developer, Vaxcyte, Inc., and less-than-truckload trucking provider, Saia, Inc.

Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Russell 2000® Growth Index
Nov-15	$51,795	$50,149	$51,832
Dec-15	$49,959	$49,358	$49,360
Jan-16	$44,155	$46,908	$44,012
Feb-16	$43,450	$46,845	$43,701
Mar-16	$46,352	$50,023	$47,048
Apr-16	$46,850	$50,217	$47,518
May-16	$48,840	$51,119	$48,798
Jun-16	$47,721	$51,251	$48,573
Jul-16	$50,250	$53,141	$51,749
Aug-16	$50,955	$53,215	$52,299
Sep-16	$51,701	$53,225	$53,052
Oct-16	$49,503	$52,255	$49,756
Nov-16	$53,028	$54,190	$54,207
Dec-16	$53,067	$55,261	$54,947
Jan-17	$55,066	$56,309	$55,839
Feb-17	$56,691	$58,545	$57,208
Mar-17	$57,315	$58,613	$57,886
Apr-17	$57,940	$59,215	$58,952
May-17	$57,899	$60,048	$58,415
Jun-17	$59,398	$60,423	$60,426
Jul-17	$60,314	$61,666	$60,940
Aug-17	$59,690	$61,854	$60,869
Sep-17	$61,814	$63,130	$64,183
Oct-17	$62,730	$64,604	$65,178
Nov-17	$65,521	$66,585	$67,049
Dec-17	$66,121	$67,325	$67,126
Jan-18	$68,921	$71,180	$69,743
Feb-18	$67,269	$68,556	$67,757
Mar-18	$68,691	$66,814	$68,670
Apr-18	$68,553	$67,071	$68,737
May-18	$71,077	$68,686	$73,065
Jun-18	$71,398	$69,108	$73,636
Jul-18	$73,326	$71,680	$74,902
Aug-18	$76,905	$74,016	$79,566
Sep-18	$76,721	$74,437	$77,704
Oct-18	$65,846	$69,349	$67,871
Nov-18	$66,856	$70,763	$68,933
Dec-18	$59,021	$64,373	$60,878
Jan-19	$66,245	$69,532	$67,909
Feb-19	$70,848	$71,765	$72,294
Mar-19	$71,780	$73,159	$71,316
Apr-19	$74,693	$76,121	$73,487
May-19	$70,557	$71,284	$68,035
Jun-19	$75,451	$76,308	$73,276
Jul-19	$76,558	$77,404	$73,992
Aug-19	$74,693	$76,178	$70,799
Sep-19	$74,227	$77,604	$70,218
Oct-19	$76,500	$79,285	$72,216
Nov-19	$81,743	$82,163	$76,466
Dec-19	$84,006	$84,642	$78,218
Jan-20	$85,152	$84,609	$77,357
Feb-20	$78,036	$77,644	$71,772
Mar-20	$64,105	$68,054	$58,066
Apr-20	$74,478	$76,778	$66,714
May-20	$82,136	$80,435	$73,018
Jun-20	$84,549	$82,035	$75,824
Jul-20	$88,107	$86,660	$78,430
Aug-20	$94,258	$92,889	$83,031
Sep-20	$93,836	$89,360	$81,252
Oct-20	$95,524	$86,983	$81,869
Nov-20	$106,440	$96,505	$96,306
Dec-20	$116,257	$100,216	$105,307
Jan-21	$114,899	$99,204	$110,385
Feb-21	$121,365	$101,939	$114,029
Mar-21	$120,718	$106,404	$110,441
Apr-21	$125,115	$112,082	$112,849
May-21	$120,524	$112,865	$109,626
Jun-21	$122,852	$115,500	$114,768
Jul-21	$121,042	$118,244	$110,588
Aug-21	$127,443	$121,839	$112,598
Sep-21	$122,270	$116,172	$108,280
Oct-21	$128,283	$124,312	$113,351
Nov-21	$121,430	$123,450	$107,815
Dec-21	$127,611	$128,983	$108,293
Jan-22	$111,879	$122,308	$93,778
Feb-22	$110,959	$118,646	$94,187
Mar-22	$112,130	$123,051	$94,618
Apr-22	$101,754	$112,321	$83,009
May-22	$99,494	$112,527	$81,442
Jun-22	$91,963	$103,239	$76,400
Jul-22	$102,172	$112,758	$84,954
Aug-22	$99,243	$108,159	$84,155
Sep-22	$91,127	$98,198	$76,585
Oct-22	$97,737	$106,148	$83,854
Nov-22	$99,411	$112,080	$85,220
Dec-22	$95,037	$105,623	$79,749
Jan-23	$103,725	$112,260	$87,682
Feb-23	$104,690	$109,521	$86,732
Mar-23	$102,409	$113,542	$84,592
Apr-23	$101,882	$115,314	$83,610
May-23	$101,970	$115,815	$83,625
Jun-23	$109,517	$123,467	$90,558
Jul-23	$111,184	$127,434	$94,792
Aug-23	$107,235	$125,405	$89,858
Sep-23	$102,935	$119,426	$83,931
Oct-23	$94,160	$116,915	$77,458
Nov-23	$103,637	$127,592	$84,509
Dec-23	$116,138	$133,389	$94,629
Jan-24	$114,996	$135,630	$91,595
Feb-24	$124,038	$142,872	$99,035
Mar-24	$126,584	$147,469	$101,804
Apr-24	$116,313	$141,446	$93,965
May-24	$118,859	$148,459	$98,997
Jun-24	$119,473	$153,786	$98,832
Jul-24	$126,408	$155,658	$106,923
Aug-24	$127,550	$159,434	$105,739
Sep-24	$130,710	$162,839	$107,144
Oct-24	$127,111	$161,362	$105,722
Nov-24	$139,313	$170,834	$118,686
Dec-24	$126,954	$166,762	$108,970
Jan-25	$131,861	$171,406	$112,415
Feb-25	$124,319	$169,170	$104,805
Mar-25	$113,686	$159,638	$96,857
Apr-25	$113,323	$158,555	$96,237
May-25	$120,774	$168,535	$102,415
Jun-25	$127,499	$177,106	$108,446
Jul-25	$130,862	$181,081	$110,294
Aug-25	$132,952	$184,751	$116,817
Sep-25	$137,223	$191,495	$121,670
Oct-25	$142,766	$195,979	$125,607

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	12.32%	8.37%	11.06%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 2000® Growth Index	18.81%	8.94%	9.65%

AssetsNet		$ 2,155,632,000
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 14,704,000
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$2,155,632
Number of Investments	73
Total Net Advisory Fees Paid (in thousands)	$14,704
Portfolio Turnover Rate	106%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	29.7%
Health Care	27.4%
Information Technology	19.3%
Financials	11.2%
Consumer Discretionary	7.6%
Communication Services	2.0%
Materials	1.0%
Consumer Staples	0.9%
Energy	0.9%

Material Fund Change [Text Block]
C000001986
Shareholder Report [Line Items]
Fund Name		Harbor Small Cap Growth Fund
Class Name		Administrative Class
Trading Symbol		Ticker: HRSGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Small Cap Growth Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$119	1.12%

Expenses Paid, Amount		$ 119
Expense Ratio, Percent		1.12%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Westfield Capital Management Company, L.P.

Performance Summary

The Administrative Class shares of the Fund returned 12.03% for the year ended October 31, 2025, while the Russell 2000® Growth Index returned 18.81% during the same period.

Top contributors to relative performance included:

• Security selection in the Industrials and Health Care sectors.

• Positions in heating, ventilation, and air conditioning and electrical services mechanical contractor, Comfort Systems USA, Inc., and commercial stage biotechnology company, Ascendis Pharma AS.

Top detractors from relative performance included:

• Security selection in the Consumer Discretionary and Information Technology sectors.

• Positions in vaccine developer, Vaxcyte, Inc., and less-than-truckload trucking provider, Saia, Inc.

Line Graph [Table Text Block]
	Administrative Class	S&P 500 Index	Russell 2000® Growth Index
Nov-15	$10,353	$10,030	$10,366
Dec-15	$9,984	$9,872	$9,872
Jan-16	$8,822	$9,382	$8,802
Feb-16	$8,683	$9,369	$8,740
Mar-16	$9,259	$10,005	$9,410
Apr-16	$9,355	$10,043	$9,504
May-16	$9,757	$10,224	$9,760
Jun-16	$9,521	$10,250	$9,715
Jul-16	$10,028	$10,628	$10,350
Aug-16	$10,168	$10,643	$10,460
Sep-16	$10,316	$10,645	$10,610
Oct-16	$9,871	$10,451	$9,951
Nov-16	$10,569	$10,838	$10,841
Dec-16	$10,578	$11,052	$10,989
Jan-17	$10,981	$11,262	$11,168
Feb-17	$11,297	$11,709	$11,442
Mar-17	$11,420	$11,723	$11,577
Apr-17	$11,543	$11,843	$11,790
May-17	$11,491	$12,010	$11,683
Jun-17	$11,789	$12,085	$12,085
Jul-17	$11,965	$12,333	$12,188
Aug-17	$11,842	$12,371	$12,174
Sep-17	$12,263	$12,626	$12,837
Oct-17	$12,439	$12,921	$13,036
Nov-17	$12,992	$13,317	$13,410
Dec-17	$13,109	$13,465	$13,425
Jan-18	$13,664	$14,236	$13,949
Feb-18	$13,333	$13,711	$13,551
Mar-18	$13,605	$13,363	$13,734
Apr-18	$13,576	$13,414	$13,747
May-18	$14,072	$13,737	$14,613
Jun-18	$14,131	$13,822	$14,727
Jul-18	$14,510	$14,336	$14,980
Aug-18	$15,221	$14,803	$15,913
Sep-18	$15,182	$14,887	$15,541
Oct-18	$13,031	$13,870	$13,574
Nov-18	$13,226	$14,153	$13,787
Dec-18	$11,671	$12,875	$12,176
Jan-19	$13,108	$13,906	$13,582
Feb-19	$14,003	$14,353	$14,459
Mar-19	$14,192	$14,632	$14,263
Apr-19	$14,759	$15,224	$14,697
May-19	$13,940	$14,257	$13,607
Jun-19	$14,897	$15,262	$14,655
Jul-19	$15,112	$15,481	$14,798
Aug-19	$14,746	$15,236	$14,160
Sep-19	$14,645	$15,521	$14,044
Oct-19	$15,099	$15,857	$14,443
Nov-19	$16,120	$16,433	$15,293
Dec-19	$16,572	$16,928	$15,644
Jan-20	$16,794	$16,922	$15,471
Feb-20	$15,381	$15,529	$14,354
Mar-20	$12,632	$13,611	$11,613
Apr-20	$14,674	$15,356	$13,343
May-20	$16,179	$16,087	$14,604
Jun-20	$16,650	$16,407	$15,165
Jul-20	$17,344	$17,332	$15,686
Aug-20	$18,548	$18,578	$16,606
Sep-20	$18,470	$17,872	$16,250
Oct-20	$18,797	$17,397	$16,374
Nov-20	$20,931	$19,301	$19,261
Dec-20	$22,866	$20,043	$21,061
Jan-21	$22,597	$19,841	$22,077
Feb-21	$23,855	$20,388	$22,806
Mar-21	$23,728	$21,281	$22,088
Apr-21	$24,591	$22,416	$22,570
May-21	$23,672	$22,573	$21,925
Jun-21	$24,124	$23,100	$22,954
Jul-21	$23,756	$23,649	$22,118
Aug-21	$25,015	$24,368	$22,520
Sep-21	$23,997	$23,234	$21,656
Oct-21	$25,170	$24,862	$22,670
Nov-21	$23,827	$24,690	$21,563
Dec-21	$25,038	$25,797	$21,659
Jan-22	$21,951	$24,462	$18,756
Feb-22	$21,762	$23,729	$18,837
Mar-22	$21,970	$24,610	$18,924
Apr-22	$19,943	$22,464	$16,602
May-22	$19,489	$22,505	$16,288
Jun-22	$18,011	$20,648	$15,280
Jul-22	$20,000	$22,552	$16,991
Aug-22	$19,432	$21,632	$16,831
Sep-22	$17,841	$19,640	$15,317
Oct-22	$19,129	$21,230	$16,771
Nov-22	$19,451	$22,416	$17,044
Dec-22	$18,594	$21,125	$15,950
Jan-23	$20,295	$22,452	$17,536
Feb-23	$20,475	$21,904	$17,346
Mar-23	$20,035	$22,708	$16,918
Apr-23	$19,935	$23,063	$16,722
May-23	$19,935	$23,163	$16,725
Jun-23	$21,416	$24,693	$18,112
Jul-23	$21,736	$25,487	$18,958
Aug-23	$20,935	$25,081	$17,972
Sep-23	$20,095	$23,885	$16,786
Oct-23	$18,394	$23,383	$15,492
Nov-23	$20,235	$25,518	$16,902
Dec-23	$22,657	$26,678	$18,926
Jan-24	$22,457	$27,126	$18,319
Feb-24	$24,218	$28,574	$19,807
Mar-24	$24,698	$29,494	$20,361
Apr-24	$22,677	$28,289	$18,793
May-24	$23,177	$29,692	$19,799
Jun-24	$23,277	$30,757	$19,766
Jul-24	$24,638	$31,132	$21,385
Aug-24	$24,858	$31,887	$21,148
Sep-24	$25,459	$32,568	$21,429
Oct-24	$24,758	$32,272	$21,144
Nov-24	$27,120	$34,167	$23,737
Dec-24	$24,722	$33,352	$21,794
Jan-25	$25,658	$34,281	$22,483
Feb-25	$24,181	$33,834	$20,961
Mar-25	$22,123	$31,928	$19,371
Apr-25	$22,040	$31,711	$19,247
May-25	$23,495	$33,707	$20,483
Jun-25	$24,784	$35,421	$21,689
Jul-25	$25,429	$36,216	$22,059
Aug-25	$25,845	$36,950	$23,363
Sep-25	$26,676	$38,299	$24,334
Oct-25	$27,737	$39,196	$25,121

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrative Class	12.03%	8.09%	10.74%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 2000® Growth Index	18.81%	8.94%	9.65%

AssetsNet		$ 2,155,632,000
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 14,704,000
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$2,155,632
Number of Investments	73
Total Net Advisory Fees Paid (in thousands)	$14,704
Portfolio Turnover Rate	106%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	29.7%
Health Care	27.4%
Information Technology	19.3%
Financials	11.2%
Consumer Discretionary	7.6%
Communication Services	2.0%
Materials	1.0%
Consumer Staples	0.9%
Energy	0.9%

Material Fund Change [Text Block]
C000001987
Shareholder Report [Line Items]
Fund Name		Harbor Small Cap Growth Fund
Class Name		Investor Class
Trading Symbol		Ticker: HISGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Small Cap Growth Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$130	1.23%

Expenses Paid, Amount		$ 130
Expense Ratio, Percent		1.23%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Westfield Capital Management Company, L.P.

Performance Summary

The Investor Class shares of the Fund returned 11.90% for the year ended October 31, 2025, while the Russell 2000® Growth Index returned 18.81% during the same period.

Top contributors to relative performance included:

• Security selection in the Industrials and Health Care sectors.

• Positions in heating, ventilation, and air conditioning and electrical services mechanical contractor, Comfort Systems USA, Inc., and commercial stage biotechnology company, Ascendis Pharma AS.

Top detractors from relative performance included:

• Security selection in the Consumer Discretionary and Information Technology sectors.

• Positions in vaccine developer, Vaxcyte, Inc., and less-than-truckload trucking provider, Saia, Inc.

Line Graph [Table Text Block]
	Investor Class	S&P 500 Index	Russell 2000® Growth Index
Nov-15	$10,349	$10,030	$10,366
Dec-15	$9,975	$9,872	$9,872
Jan-16	$8,820	$9,382	$8,802
Feb-16	$8,674	$9,369	$8,740
Mar-16	$9,256	$10,005	$9,410
Apr-16	$9,347	$10,043	$9,504
May-16	$9,747	$10,224	$9,760
Jun-16	$9,511	$10,250	$9,715
Jul-16	$10,020	$10,628	$10,350
Aug-16	$10,157	$10,643	$10,460
Sep-16	$10,302	$10,645	$10,610
Oct-16	$9,856	$10,451	$9,951
Nov-16	$10,557	$10,838	$10,841
Dec-16	$10,556	$11,052	$10,989
Jan-17	$10,958	$11,262	$11,168
Feb-17	$11,278	$11,709	$11,442
Mar-17	$11,397	$11,723	$11,577
Apr-17	$11,516	$11,843	$11,790
May-17	$11,507	$12,010	$11,683
Jun-17	$11,799	$12,085	$12,085
Jul-17	$11,973	$12,333	$12,188
Aug-17	$11,854	$12,371	$12,174
Sep-17	$12,265	$12,626	$12,837
Oct-17	$12,448	$12,921	$13,036
Nov-17	$12,996	$13,317	$13,410
Dec-17	$13,110	$13,465	$13,425
Jan-18	$13,659	$14,236	$13,949
Feb-18	$13,334	$13,711	$13,551
Mar-18	$13,608	$13,363	$13,734
Apr-18	$13,578	$13,414	$13,747
May-18	$14,066	$13,737	$14,613
Jun-18	$14,127	$13,822	$14,727
Jul-18	$14,504	$14,336	$14,980
Aug-18	$15,217	$14,803	$15,913
Sep-18	$15,176	$14,887	$15,541
Oct-18	$13,018	$13,870	$13,574
Nov-18	$13,211	$14,153	$13,787
Dec-18	$11,668	$12,875	$12,176
Jan-19	$13,085	$13,906	$13,582
Feb-19	$13,993	$14,353	$14,459
Mar-19	$14,181	$14,632	$14,263
Apr-19	$14,742	$15,224	$14,697
May-19	$13,913	$14,257	$13,607
Jun-19	$14,876	$15,262	$14,655
Jul-19	$15,089	$15,481	$14,798
Aug-19	$14,715	$15,236	$14,160
Sep-19	$14,622	$15,521	$14,044
Oct-19	$15,076	$15,857	$14,443
Nov-19	$16,092	$16,433	$15,293
Dec-19	$16,544	$16,928	$15,644
Jan-20	$16,767	$16,922	$15,471
Feb-20	$15,348	$15,529	$14,354
Mar-20	$12,607	$13,611	$11,613
Apr-20	$14,638	$15,356	$13,343
May-20	$16,141	$16,087	$14,604
Jun-20	$16,614	$16,407	$15,165
Jul-20	$17,310	$17,332	$15,686
Aug-20	$18,506	$18,578	$16,606
Sep-20	$18,423	$17,872	$16,250
Oct-20	$18,743	$17,397	$16,374
Nov-20	$20,886	$19,301	$19,261
Dec-20	$22,804	$20,043	$21,061
Jan-21	$22,532	$19,841	$22,077
Feb-21	$23,786	$20,388	$22,806
Mar-21	$23,650	$21,281	$22,088
Apr-21	$24,511	$22,416	$22,570
May-21	$23,605	$22,573	$21,925
Jun-21	$24,043	$23,100	$22,954
Jul-21	$23,680	$23,649	$22,118
Aug-21	$24,934	$24,368	$22,520
Sep-21	$23,922	$23,234	$21,656
Oct-21	$25,086	$24,862	$22,670
Nov-21	$23,741	$24,690	$21,563
Dec-21	$24,945	$25,797	$21,659
Jan-22	$21,874	$24,462	$18,756
Feb-22	$21,666	$23,729	$18,837
Mar-22	$21,894	$24,610	$18,924
Apr-22	$19,861	$22,464	$16,602
May-22	$19,404	$22,505	$16,288
Jun-22	$17,931	$20,648	$15,280
Jul-22	$19,923	$22,552	$16,991
Aug-22	$19,342	$21,632	$16,831
Sep-22	$17,765	$19,640	$15,317
Oct-22	$19,051	$21,230	$16,771
Nov-22	$19,363	$22,416	$17,044
Dec-22	$18,507	$21,125	$15,950
Jan-23	$20,183	$22,452	$17,536
Feb-23	$20,382	$21,904	$17,346
Mar-23	$19,918	$22,708	$16,918
Apr-23	$19,830	$23,063	$16,722
May-23	$19,830	$23,163	$16,725
Jun-23	$21,286	$24,693	$18,112
Jul-23	$21,617	$25,487	$18,958
Aug-23	$20,823	$25,081	$17,972
Sep-23	$19,985	$23,885	$16,786
Oct-23	$18,286	$23,383	$15,492
Nov-23	$20,117	$25,518	$16,902
Dec-23	$22,521	$26,678	$18,926
Jan-24	$22,323	$27,126	$18,319
Feb-24	$24,065	$28,574	$19,807
Mar-24	$24,528	$29,494	$20,361
Apr-24	$22,543	$28,289	$18,793
May-24	$23,028	$29,692	$19,799
Jun-24	$23,139	$30,757	$19,766
Jul-24	$24,484	$31,132	$21,385
Aug-24	$24,683	$31,887	$21,148
Sep-24	$25,278	$32,568	$21,429
Oct-24	$24,595	$32,272	$21,144
Nov-24	$26,933	$34,167	$23,737
Dec-24	$24,554	$33,352	$21,794
Jan-25	$25,474	$34,281	$22,483
Feb-25	$24,024	$33,834	$20,961
Mar-25	$21,953	$31,928	$19,371
Apr-25	$21,884	$31,711	$19,247
May-25	$23,311	$33,707	$20,483
Jun-25	$24,600	$35,421	$21,689
Jul-25	$25,244	$36,216	$22,059
Aug-25	$25,635	$36,950	$23,363
Sep-25	$26,464	$38,299	$24,334
Oct-25	$27,522	$39,196	$25,121

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Class	11.90%	7.99%	10.65%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 2000® Growth Index	18.81%	8.94%	9.65%

Material Change Date	Nov. 01, 2024
AssetsNet		$ 2,155,632,000
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 14,704,000
InvestmentCompanyPortfolioTurnover		106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$2,155,632
Number of Investments	73
Total Net Advisory Fees Paid (in thousands)	$14,704
Portfolio Turnover Rate	106%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	29.7%
Health Care	27.4%
Information Technology	19.3%
Financials	11.2%
Consumer Discretionary	7.6%
Communication Services	2.0%
Materials	1.0%
Consumer Staples	0.9%
Energy	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

Effective March 1, 2025, Harbor Services Group, Inc., the Fund’s transfer and shareholder servicing agent, received a fee of up to 0.20% of the Investor Class shares average daily net assets. Prior to March 1, 2025, the fee received was up to 0.21% of the Investor Class shares average daily net assets.

Material Fund Change Expenses [Text Block]

Effective March 1, 2025, Harbor Services Group, Inc., the Fund’s transfer and shareholder servicing agent, received a fee of up to 0.20% of the Investor Class shares average daily net assets. Prior to March 1, 2025, the fee received was up to 0.21% of the Investor Class shares average daily net assets.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

C000166751
Shareholder Report [Line Items]
Fund Name		Harbor Small Cap Value Fund
Class Name		Retirement Class
Trading Symbol		Ticker: HNVRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Small Cap Value Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Class	$81	0.80%

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: EARNEST Partners LLC

Performance Summary

The Retirement Class shares of the Fund returned 3.22% for the year ended October 31, 2025, while the Russell 2000® Value Index returned 9.87% during the same period.

Top contributors to relative performance included:

• Security selection within the Financials, Industrials, and Real Estate sectors.

• Positions in Wolverine Worldwide, Inc. and EnerSys. Wolverine Worldwide, Inc.’s performance was supported by gross margins expansion, driven by stronger sales mix, lower promotional activity, and supply chain efficiency. EnerSys’s performance was supported by an increase in organic sales and an increase in adjusted operating margin, due to the growth of its Energy Systems business.

Top detractors from relative performance included:

• Underexposure to high-performing artificial intelligence related sectors like Communication Services and Utilities.

• A position in Diodes, Inc., which has been pressured by softer demand in consumer electronics and lower factory utilization temporarily decreasing margins as the company works through elevated channel inventories.

Line Graph [Table Text Block]
	Retirement Class	S&P 500 Index	Russell 2000® Value Index
Nov-15	$1,032,430	$1,002,974	$1,028,428
Dec-15	$981,414	$987,155	$974,215
Jan-16	$914,770	$938,168	$908,768
Feb-16	$948,489	$936,903	$914,966
Mar-16	$1,009,579	$1,000,460	$990,803
Apr-16	$1,012,356	$1,004,339	$1,011,790
May-16	$1,034,968	$1,022,375	$1,030,338
Jun-16	$1,040,521	$1,025,024	$1,033,470
Jul-16	$1,083,761	$1,062,815	$1,089,229
Aug-16	$1,105,579	$1,064,307	$1,116,299
Sep-16	$1,108,752	$1,064,509	$1,125,097
Oct-16	$1,082,570	$1,045,091	$1,088,118
Nov-16	$1,188,090	$1,083,795	$1,232,542
Dec-16	$1,212,593	$1,105,218	$1,283,439
Jan-17	$1,236,892	$1,126,180	$1,274,278
Feb-17	$1,261,989	$1,170,896	$1,292,714
Mar-17	$1,276,728	$1,172,262	$1,281,771
Apr-17	$1,288,280	$1,184,301	$1,286,818
May-17	$1,293,459	$1,200,967	$1,246,745
Jun-17	$1,293,857	$1,208,463	$1,290,359
Jul-17	$1,318,157	$1,233,313	$1,298,523
Aug-17	$1,308,994	$1,237,088	$1,266,609
Sep-17	$1,385,080	$1,262,607	$1,356,289
Oct-17	$1,440,452	$1,292,070	$1,358,069
Nov-17	$1,489,051	$1,331,698	$1,397,367
Dec-17	$1,475,955	$1,346,504	$1,384,033
Jan-18	$1,509,694	$1,423,597	$1,401,086
Feb-18	$1,440,591	$1,371,127	$1,331,035
Mar-18	$1,447,501	$1,336,283	$1,347,496
Apr-18	$1,447,095	$1,341,410	$1,370,855
May-18	$1,518,637	$1,373,714	$1,450,602
Jun-18	$1,506,035	$1,382,169	$1,459,387
Jul-18	$1,543,839	$1,433,604	$1,485,154
Aug-18	$1,575,545	$1,480,319	$1,520,530
Sep-18	$1,542,213	$1,488,745	$1,482,805
Oct-18	$1,365,797	$1,386,989	$1,350,041
Nov-18	$1,418,641	$1,415,253	$1,371,809
Dec-18	$1,241,026	$1,287,469	$1,205,992
Jan-19	$1,389,660	$1,390,641	$1,337,900
Feb-19	$1,446,583	$1,435,292	$1,389,902
Mar-19	$1,405,020	$1,463,183	$1,349,828
Apr-19	$1,504,410	$1,522,426	$1,400,874
May-19	$1,363,005	$1,425,679	$1,286,453
Jun-19	$1,485,436	$1,526,155	$1,368,388
Jul-19	$1,500,344	$1,548,090	$1,370,591
Aug-19	$1,422,187	$1,523,567	$1,294,101
Sep-19	$1,494,471	$1,552,074	$1,360,549
Oct-19	$1,515,705	$1,585,691	$1,393,505
Nov-19	$1,555,913	$1,643,250	$1,426,129
Dec-19	$1,601,644	$1,692,847	$1,476,061
Jan-20	$1,560,377	$1,692,183	$1,396,444
Feb-20	$1,396,682	$1,552,884	$1,260,748
Mar-20	$1,119,271	$1,361,083	$949,691
Apr-20	$1,266,001	$1,535,565	$1,066,841
May-20	$1,347,160	$1,608,701	$1,097,460
Jun-20	$1,346,702	$1,640,694	$1,129,235
Jul-20	$1,398,974	$1,733,205	$1,152,528
Aug-20	$1,447,120	$1,857,788	$1,214,616
Sep-20	$1,394,847	$1,787,198	$1,158,097
Oct-20	$1,451,705	$1,739,670	$1,199,517
Nov-20	$1,707,565	$1,930,101	$1,431,102
Dec-20	$1,813,748	$2,004,310	$1,544,466
Jan-21	$1,834,024	$1,984,075	$1,625,723
Feb-21	$1,963,051	$2,038,786	$1,778,458
Mar-21	$2,062,586	$2,128,076	$1,871,397
Apr-21	$2,082,861	$2,241,648	$1,909,250
May-21	$2,081,018	$2,257,305	$1,968,662
Jun-21	$2,032,633	$2,310,001	$1,956,734
Jul-21	$2,033,555	$2,364,875	$1,886,694
Aug-21	$2,049,222	$2,436,781	$1,937,212
Sep-21	$1,990,238	$2,323,446	$1,898,403
Oct-21	$2,078,714	$2,486,231	$1,970,786
Nov-21	$1,966,276	$2,469,004	$1,903,469
Dec-21	$2,081,557	$2,579,656	$1,981,093
Jan-22	$1,979,362	$2,446,166	$1,865,587
Feb-22	$2,023,858	$2,372,924	$1,896,456
Mar-22	$2,045,373	$2,461,030	$1,933,565
Apr-22	$1,884,012	$2,246,423	$1,783,508
May-22	$1,932,420	$2,250,545	$1,817,737
Jun-22	$1,769,103	$2,064,776	$1,638,167
Jul-22	$1,959,803	$2,255,158	$1,796,771
Aug-22	$1,865,920	$2,163,188	$1,739,953
Sep-22	$1,694,780	$1,963,962	$1,562,647
Oct-22	$1,929,976	$2,122,967	$1,759,373
Nov-22	$1,997,943	$2,241,607	$1,813,125
Dec-22	$1,884,421	$2,112,458	$1,694,165
Jan-23	$2,069,973	$2,245,192	$1,855,833
Feb-23	$2,084,691	$2,190,411	$1,813,046
Mar-23	$1,989,024	$2,270,831	$1,683,035
Apr-23	$1,938,037	$2,306,275	$1,641,065
May-23	$1,910,704	$2,316,299	$1,608,786
Jun-23	$2,043,165	$2,469,349	$1,736,582
Jul-23	$2,133,575	$2,548,677	$1,867,628
Aug-23	$2,047,896	$2,508,098	$1,777,789
Sep-23	$1,945,921	$2,388,517	$1,685,196
Oct-23	$1,847,101	$2,338,295	$1,584,672
Nov-23	$1,982,716	$2,551,841	$1,727,316
Dec-23	$2,170,038	$2,667,773	$1,942,300
Jan-24	$2,096,334	$2,712,603	$1,854,073
Feb-24	$2,168,350	$2,857,444	$1,914,727
Mar-24	$2,262,308	$2,949,382	$1,998,643
Apr-24	$2,167,788	$2,828,914	$1,871,293
May-24	$2,294,940	$2,969,186	$1,958,808
Jun-24	$2,262,871	$3,075,726	$1,925,796
Jul-24	$2,448,537	$3,113,165	$2,160,497
Aug-24	$2,423,781	$3,188,679	$2,119,944
Sep-24	$2,424,344	$3,256,780	$2,121,297
Oct-24	$2,363,580	$3,227,247	$2,088,113
Nov-24	$2,605,508	$3,416,689	$2,289,524
Dec-24	$2,409,058	$3,335,241	$2,098,745
Jan-25	$2,464,582	$3,428,119	$2,141,857
Feb-25	$2,332,005	$3,383,390	$2,059,859
Mar-25	$2,168,832	$3,192,755	$1,936,245
Apr-25	$2,077,615	$3,171,104	$1,858,493
May-25	$2,186,963	$3,370,710	$1,936,565
Jun-25	$2,299,144	$3,542,119	$2,032,395
Jul-25	$2,319,540	$3,621,613	$2,068,289
Aug-25	$2,444,186	$3,695,030	$2,243,463
Sep-25	$2,445,319	$3,829,899	$2,288,561
Oct-25	$2,439,653	$3,919,570	$2,294,298

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Retirement Class	3.22%	10.94%	9.33%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 2000® Value Index	9.87%	13.85%	8.66%

AssetsNet		$ 2,081,821,000
Holdings Count | Holding		58
Advisory Fees Paid, Amount		$ 16,788,000
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$2,081,821
Number of Investments	58
Total Net Advisory Fees Paid (in thousands)	$16,788
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	30.3%
Financials	26.5%
Information Technology	17.6%
Energy	6.5%
Consumer Discretionary	5.9%
Real Estate	4.2%
Materials	3.4%
Health Care	2.1%
Utilities	1.8%
Consumer Staples	1.7%

Material Fund Change [Text Block]
C000001994
Shareholder Report [Line Items]
Fund Name		Harbor Small Cap Value Fund
Class Name		Institutional Class
Trading Symbol		Ticker: HASCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Small Cap Value Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.88%

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: EARNEST Partners LLC

Performance Summary

The Institutional Class shares of the Fund returned 3.14% for the year ended October 31, 2025, while the Russell 2000® Value Index returned 9.87% during the same period.

Top contributors to relative performance included:

• Security selection within the Financials, Industrials, and Real Estate sectors.

• Positions in Wolverine Worldwide, Inc. and EnerSys. Wolverine Worldwide, Inc.’s performance was supported by gross margins expansion, driven by stronger sales mix, lower promotional activity, and supply chain efficiency. EnerSys’s performance was supported by an increase in organic sales and an increase in adjusted operating margin, due to the growth of its Energy Systems business.

Top detractors from relative performance included:

• Underexposure to high-performing artificial intelligence related sectors like Communication Services and Utilities.

• A position in Diodes, Inc., which has been pressured by softer demand in consumer electronics and lower factory utilization temporarily decreasing margins as the company works through elevated channel inventories.

Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Russell 2000® Value Index
Nov-15	$51,622	$50,149	$51,421
Dec-15	$49,071	$49,358	$48,711
Jan-16	$45,739	$46,908	$45,438
Feb-16	$46,274	$46,845	$45,748
Mar-16	$50,459	$50,023	$49,540
Apr-16	$50,598	$50,217	$50,589
May-16	$51,729	$51,119	$51,517
Jun-16	$52,006	$51,251	$51,674
Jul-16	$54,168	$53,141	$54,461
Aug-16	$55,259	$53,215	$55,815
Sep-16	$55,398	$53,225	$56,255
Oct-16	$54,089	$52,255	$54,406
Nov-16	$59,365	$54,190	$61,627
Dec-16	$60,594	$55,261	$64,172
Jan-17	$61,808	$56,309	$63,714
Feb-17	$63,062	$58,545	$64,636
Mar-17	$63,779	$58,613	$64,089
Apr-17	$64,356	$59,215	$64,341
May-17	$64,615	$60,048	$62,337
Jun-17	$64,634	$60,423	$64,518
Jul-17	$65,829	$61,666	$64,926
Aug-17	$65,371	$61,854	$63,330
Sep-17	$69,173	$63,130	$67,814
Oct-17	$71,940	$64,604	$67,903
Nov-17	$74,349	$66,585	$69,868
Dec-17	$73,685	$67,325	$69,202
Jan-18	$75,390	$71,180	$70,054
Feb-18	$71,919	$68,556	$66,552
Mar-18	$72,264	$66,814	$67,375
Apr-18	$72,224	$67,071	$68,543
May-18	$75,817	$68,686	$72,530
Jun-18	$75,167	$69,108	$72,969
Jul-18	$77,055	$71,680	$74,258
Aug-18	$78,638	$74,016	$76,027
Sep-18	$76,953	$74,437	$74,140
Oct-18	$68,144	$69,349	$67,502
Nov-18	$70,782	$70,763	$68,590
Dec-18	$61,921	$64,373	$60,300
Jan-19	$69,337	$69,532	$66,895
Feb-19	$72,177	$71,765	$69,495
Mar-19	$70,081	$73,159	$67,491
Apr-19	$75,040	$76,121	$70,044
May-19	$67,984	$71,284	$64,323
Jun-19	$74,093	$76,308	$68,419
Jul-19	$74,837	$77,404	$68,530
Aug-19	$70,915	$76,178	$64,705
Sep-19	$74,521	$77,604	$68,027
Oct-19	$75,581	$79,285	$69,675
Nov-19	$77,564	$82,163	$71,306
Dec-19	$79,854	$84,642	$73,803
Jan-20	$77,774	$84,609	$69,822
Feb-20	$69,613	$77,644	$63,037
Mar-20	$55,781	$68,054	$47,485
Apr-20	$63,120	$76,778	$53,342
May-20	$67,144	$80,435	$54,873
Jun-20	$67,098	$82,035	$56,462
Jul-20	$69,727	$86,660	$57,626
Aug-20	$72,104	$92,889	$60,731
Sep-20	$69,498	$89,360	$57,905
Oct-20	$72,310	$86,983	$59,976
Nov-20	$85,067	$96,505	$71,555
Dec-20	$90,350	$100,216	$77,223
Jan-21	$91,361	$99,204	$81,286
Feb-21	$97,767	$101,939	$88,923
Mar-21	$102,726	$106,404	$93,570
Apr-21	$103,714	$112,082	$95,463
May-21	$103,622	$112,865	$98,433
Jun-21	$101,211	$115,500	$97,837
Jul-21	$101,257	$118,244	$94,335
Aug-21	$102,037	$121,839	$96,861
Sep-21	$99,075	$116,172	$94,920
Oct-21	$103,484	$124,312	$98,539
Nov-21	$97,859	$123,450	$95,173
Dec-21	$103,605	$128,983	$99,055
Jan-22	$98,493	$122,308	$93,279
Feb-22	$100,708	$118,646	$94,823
Mar-22	$101,779	$123,051	$96,678
Apr-22	$93,770	$112,321	$89,175
May-22	$96,156	$112,527	$90,887
Jun-22	$88,025	$103,239	$81,908
Jul-22	$97,495	$112,758	$89,839
Aug-22	$92,821	$108,159	$86,998
Sep-22	$84,301	$98,198	$78,132
Oct-22	$96,010	$106,148	$87,969
Nov-22	$99,393	$112,080	$90,656
Dec-22	$93,729	$105,623	$84,708
Jan-23	$102,959	$112,260	$92,792
Feb-23	$103,664	$109,521	$90,652
Mar-23	$98,906	$113,542	$84,152
Apr-23	$96,370	$115,314	$82,053
May-23	$95,011	$115,815	$80,439
Jun-23	$101,573	$123,467	$86,829
Jul-23	$106,070	$127,434	$93,381
Aug-23	$101,808	$125,405	$88,889
Sep-23	$96,736	$119,426	$84,260
Oct-23	$91,821	$116,915	$79,234
Nov-23	$98,540	$127,592	$86,366
Dec-23	$107,853	$133,389	$97,115
Jan-24	$104,162	$135,630	$92,704
Feb-24	$107,769	$142,872	$95,736
Mar-24	$112,411	$147,469	$99,932
Apr-24	$107,713	$141,446	$93,565
May-24	$114,005	$148,459	$97,940
Jun-24	$112,411	$153,786	$96,290
Jul-24	$121,639	$155,658	$108,025
Aug-24	$120,409	$159,434	$105,997
Sep-24	$120,409	$162,839	$106,065
Oct-24	$117,389	$161,362	$104,406
Nov-24	$129,385	$170,834	$114,476
Dec-24	$119,637	$166,762	$104,937
Jan-25	$122,367	$171,406	$107,093
Feb-25	$115,783	$169,170	$102,993
Mar-25	$107,679	$159,638	$96,812
Apr-25	$103,149	$158,555	$92,925
May-25	$108,580	$168,535	$96,828
Jun-25	$114,123	$177,106	$101,620
Jul-25	$115,135	$181,081	$103,414
Aug-25	$121,326	$184,751	$112,173
Sep-25	$121,354	$191,495	$114,428
Oct-25	$121,072	$195,979	$114,715

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	3.14%	10.86%	9.25%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 2000® Value Index	9.87%	13.85%	8.66%

AssetsNet		$ 2,081,821,000
Holdings Count | Holding		58
Advisory Fees Paid, Amount		$ 16,788,000
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$2,081,821
Number of Investments	58
Total Net Advisory Fees Paid (in thousands)	$16,788
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	30.3%
Financials	26.5%
Information Technology	17.6%
Energy	6.5%
Consumer Discretionary	5.9%
Real Estate	4.2%
Materials	3.4%
Health Care	2.1%
Utilities	1.8%
Consumer Staples	1.7%

Material Fund Change [Text Block]
C000001995
Shareholder Report [Line Items]
Fund Name		Harbor Small Cap Value Fund
Class Name		Administrative Class
Trading Symbol		Ticker: HSVRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Small Cap Value Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$115	1.13%

Expenses Paid, Amount		$ 115
Expense Ratio, Percent		1.13%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: EARNEST Partners LLC

Performance Summary

The Administrative Class shares of the Fund returned 2.89% for the year ended October 31, 2025, while the Russell 2000® Value Index returned 9.87% during the same period.

Top contributors to relative performance included:

• Security selection within the Financials, Industrials, and Real Estate sectors.

• Positions in Wolverine Worldwide, Inc. and EnerSys. Wolverine Worldwide, Inc.’s performance was supported by gross margins expansion, driven by stronger sales mix, lower promotional activity, and supply chain efficiency. EnerSys’s performance was supported by an increase in organic sales and an increase in adjusted operating margin, due to the growth of its Energy Systems business.

Top detractors from relative performance included:

• Underexposure to high-performing artificial intelligence related sectors like Communication Services and Utilities.

• A position in Diodes, Inc., which has been pressured by softer demand in consumer electronics and lower factory utilization temporarily decreasing margins as the company works through elevated channel inventories.

Line Graph [Table Text Block]
	Administrative Class	S&P 500 Index	Russell 2000® Value Index
Nov-15	$10,322	$10,030	$10,284
Dec-15	$9,812	$9,872	$9,742
Jan-16	$9,144	$9,382	$9,088
Feb-16	$9,252	$9,369	$9,150
Mar-16	$10,086	$10,005	$9,908
Apr-16	$10,110	$10,043	$10,118
May-16	$10,336	$10,224	$10,303
Jun-16	$10,384	$10,250	$10,335
Jul-16	$10,817	$10,628	$10,892
Aug-16	$11,032	$10,643	$11,163
Sep-16	$11,060	$10,645	$11,251
Oct-16	$10,793	$10,451	$10,881
Nov-16	$11,843	$10,838	$12,325
Dec-16	$12,087	$11,052	$12,834
Jan-17	$12,326	$11,262	$12,743
Feb-17	$12,572	$11,709	$12,927
Mar-17	$12,716	$11,723	$12,818
Apr-17	$12,827	$11,843	$12,868
May-17	$12,875	$12,010	$12,467
Jun-17	$12,875	$12,085	$12,904
Jul-17	$13,114	$12,333	$12,985
Aug-17	$13,018	$12,371	$12,666
Sep-17	$13,775	$12,626	$13,563
Oct-17	$14,320	$12,921	$13,581
Nov-17	$14,798	$13,317	$13,974
Dec-17	$14,661	$13,465	$13,840
Jan-18	$14,998	$14,236	$14,011
Feb-18	$14,304	$13,711	$13,310
Mar-18	$14,369	$13,363	$13,475
Apr-18	$14,361	$13,414	$13,709
May-18	$15,067	$13,737	$14,506
Jun-18	$14,941	$13,822	$14,594
Jul-18	$15,310	$14,336	$14,852
Aug-18	$15,622	$14,803	$15,205
Sep-18	$15,286	$14,887	$14,828
Oct-18	$13,533	$13,870	$13,500
Nov-18	$14,052	$14,153	$13,718
Dec-18	$12,288	$12,875	$12,060
Jan-19	$13,758	$13,906	$13,379
Feb-19	$14,320	$14,353	$13,899
Mar-19	$13,902	$14,632	$13,498
Apr-19	$14,882	$15,224	$14,009
May-19	$13,479	$14,257	$12,865
Jun-19	$14,688	$15,262	$13,684
Jul-19	$14,828	$15,481	$13,706
Aug-19	$14,050	$15,236	$12,941
Sep-19	$14,765	$15,521	$13,605
Oct-19	$14,967	$15,857	$13,935
Nov-19	$15,362	$16,433	$14,261
Dec-19	$15,812	$16,928	$14,761
Jan-20	$15,393	$16,922	$13,964
Feb-20	$13,778	$15,529	$12,607
Mar-20	$11,035	$13,611	$9,497
Apr-20	$12,482	$15,356	$10,668
May-20	$13,278	$16,087	$10,975
Jun-20	$13,269	$16,407	$11,292
Jul-20	$13,783	$17,332	$11,525
Aug-20	$14,247	$18,578	$12,146
Sep-20	$13,733	$17,872	$11,581
Oct-20	$14,288	$17,397	$11,995
Nov-20	$16,803	$19,301	$14,311
Dec-20	$17,842	$20,043	$15,445
Jan-21	$18,038	$19,841	$16,257
Feb-21	$19,297	$20,388	$17,785
Mar-21	$20,273	$21,281	$18,714
Apr-21	$20,464	$22,416	$19,093
May-21	$20,441	$22,573	$19,687
Jun-21	$19,963	$23,100	$19,567
Jul-21	$19,963	$23,649	$18,867
Aug-21	$20,113	$24,368	$19,372
Sep-21	$19,530	$23,234	$18,984
Oct-21	$20,391	$24,862	$19,708
Nov-21	$19,283	$24,690	$19,035
Dec-21	$20,408	$25,797	$19,811
Jan-22	$19,399	$24,462	$18,656
Feb-22	$19,829	$23,729	$18,965
Mar-22	$20,036	$24,610	$19,336
Apr-22	$18,452	$22,464	$17,835
May-22	$18,920	$22,505	$18,177
Jun-22	$17,316	$20,648	$16,382
Jul-22	$19,176	$22,552	$17,968
Aug-22	$18,254	$21,632	$17,400
Sep-22	$16,577	$19,640	$15,626
Oct-22	$18,872	$21,230	$17,594
Nov-22	$19,529	$22,416	$18,131
Dec-22	$18,414	$21,125	$16,942
Jan-23	$20,226	$22,452	$18,558
Feb-23	$20,361	$21,904	$18,130
Mar-23	$19,424	$22,708	$16,830
Apr-23	$18,916	$23,063	$16,411
May-23	$18,647	$23,163	$16,088
Jun-23	$19,936	$24,693	$17,366
Jul-23	$20,806	$25,487	$18,676
Aug-23	$19,972	$25,081	$17,778
Sep-23	$18,968	$23,885	$16,852
Oct-23	$18,000	$23,383	$15,847
Nov-23	$19,315	$25,518	$17,273
Dec-23	$21,137	$26,678	$19,423
Jan-24	$20,414	$27,126	$18,541
Feb-24	$21,109	$28,574	$19,147
Mar-24	$22,019	$29,494	$19,986
Apr-24	$21,092	$28,289	$18,713
May-24	$22,322	$29,692	$19,588
Jun-24	$22,002	$30,757	$19,258
Jul-24	$23,805	$31,132	$21,605
Aug-24	$23,557	$31,887	$21,199
Sep-24	$23,551	$32,568	$21,213
Oct-24	$22,956	$32,272	$20,881
Nov-24	$25,299	$34,167	$22,895
Dec-24	$23,383	$33,352	$20,987
Jan-25	$23,913	$34,281	$21,419
Feb-25	$22,625	$33,834	$20,599
Mar-25	$21,033	$31,928	$19,362
Apr-25	$20,149	$31,711	$18,585
May-25	$21,205	$33,707	$19,366
Jun-25	$22,282	$35,421	$20,324
Jul-25	$22,470	$36,216	$20,683
Aug-25	$23,675	$36,950	$22,435
Sep-25	$23,675	$38,299	$22,886
Oct-25	$23,620	$39,196	$22,943

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Administrative Class	2.89%	10.58%	8.98%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 2000® Value Index	9.87%	13.85%	8.66%

AssetsNet		$ 2,081,821,000
Holdings Count | Holding		58
Advisory Fees Paid, Amount		$ 16,788,000
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$2,081,821
Number of Investments	58
Total Net Advisory Fees Paid (in thousands)	$16,788
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	30.3%
Financials	26.5%
Information Technology	17.6%
Energy	6.5%
Consumer Discretionary	5.9%
Real Estate	4.2%
Materials	3.4%
Health Care	2.1%
Utilities	1.8%
Consumer Staples	1.7%

Material Fund Change [Text Block]
C000001996
Shareholder Report [Line Items]
Fund Name		Harbor Small Cap Value Fund
Class Name		Investor Class
Trading Symbol		Ticker: HISVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Small Cap Value Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$125	1.23%

Expenses Paid, Amount		$ 125
Expense Ratio, Percent		1.23%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: EARNEST Partners LLC

Performance Summary

The Investor Class shares of the Fund returned 2.78% for the year ended October 31, 2025, while the Russell 2000® Value Index returned 9.87% during the same period.

Top contributors to relative performance included:

• Security selection within the Financials, Industrials, and Real Estate sectors.

• Positions in Wolverine Worldwide, Inc. and EnerSys. Wolverine Worldwide, Inc.’s performance was supported by gross margins expansion, driven by stronger sales mix, lower promotional activity, and supply chain efficiency. EnerSys’s performance was supported by an increase in organic sales and an increase in adjusted operating margin, due to the growth of its Energy Systems business.

Top detractors from relative performance included:

• Underexposure to high-performing artificial intelligence related sectors like Communication Services and Utilities.

• A position in Diodes, Inc., which has been pressured by softer demand in consumer electronics and lower factory utilization temporarily decreasing margins as the company works through elevated channel inventories.

Line Graph [Table Text Block]
	Investor Class	S&P 500 Index	Russell 2000® Value Index
Nov-15	$10,320	$10,030	$10,284
Dec-15	$9,805	$9,872	$9,742
Jan-16	$9,137	$9,382	$9,088
Feb-16	$9,242	$9,369	$9,150
Mar-16	$10,080	$10,005	$9,908
Apr-16	$10,104	$10,043	$10,118
May-16	$10,326	$10,224	$10,303
Jun-16	$10,375	$10,250	$10,335
Jul-16	$10,804	$10,628	$10,892
Aug-16	$11,018	$10,643	$11,163
Sep-16	$11,042	$10,645	$11,251
Oct-16	$10,779	$10,451	$10,881
Nov-16	$11,827	$10,838	$12,325
Dec-16	$12,064	$11,052	$12,834
Jan-17	$12,302	$11,262	$12,743
Feb-17	$12,549	$11,709	$12,927
Mar-17	$12,691	$11,723	$12,818
Apr-17	$12,800	$11,843	$12,868
May-17	$12,845	$12,010	$12,467
Jun-17	$12,845	$12,085	$12,904
Jul-17	$13,083	$12,333	$12,985
Aug-17	$12,986	$12,371	$12,666
Sep-17	$13,739	$12,626	$13,563
Oct-17	$14,281	$12,921	$13,581
Nov-17	$14,755	$13,317	$13,974
Dec-17	$14,620	$13,465	$13,840
Jan-18	$14,950	$14,236	$14,011
Feb-18	$14,261	$13,711	$13,310
Mar-18	$14,323	$13,363	$13,475
Apr-18	$14,314	$13,414	$13,709
May-18	$15,016	$13,737	$14,506
Jun-18	$14,888	$13,822	$14,594
Jul-18	$15,255	$14,336	$14,852
Aug-18	$15,564	$14,803	$15,205
Sep-18	$15,226	$14,887	$14,828
Oct-18	$13,481	$13,870	$13,500
Nov-18	$13,997	$14,153	$13,718
Dec-18	$12,241	$12,875	$12,060
Jan-19	$13,700	$13,906	$13,379
Feb-19	$14,258	$14,353	$13,899
Mar-19	$13,842	$14,632	$13,498
Apr-19	$14,816	$15,224	$14,009
May-19	$13,416	$14,257	$12,865
Jun-19	$14,619	$15,262	$13,684
Jul-19	$14,761	$15,481	$13,706
Aug-19	$13,984	$15,236	$12,941
Sep-19	$14,693	$15,521	$13,605
Oct-19	$14,894	$15,857	$13,935
Nov-19	$15,283	$16,433	$14,261
Dec-19	$15,729	$16,928	$14,761
Jan-20	$15,313	$16,922	$13,964
Feb-20	$13,704	$15,529	$12,607
Mar-20	$10,976	$13,611	$9,497
Apr-20	$12,414	$15,356	$10,668
May-20	$13,205	$16,087	$10,975
Jun-20	$13,191	$16,407	$11,292
Jul-20	$13,699	$17,332	$11,525
Aug-20	$14,162	$18,578	$12,146
Sep-20	$13,649	$17,872	$11,581
Oct-20	$14,199	$17,397	$11,995
Nov-20	$16,695	$19,301	$14,311
Dec-20	$17,728	$20,043	$15,445
Jan-21	$17,918	$19,841	$16,257
Feb-21	$19,172	$20,388	$17,785
Mar-21	$20,140	$21,281	$18,714
Apr-21	$20,330	$22,416	$19,093
May-21	$20,302	$22,573	$19,687
Jun-21	$19,821	$23,100	$19,567
Jul-21	$19,825	$23,649	$18,867
Aug-21	$19,973	$24,368	$19,372
Sep-21	$19,390	$23,234	$18,984
Oct-21	$20,242	$24,862	$19,708
Nov-21	$19,140	$24,690	$19,035
Dec-21	$20,254	$25,797	$19,811
Jan-22	$19,252	$24,462	$18,656
Feb-22	$19,680	$23,729	$18,965
Mar-22	$19,881	$24,610	$19,336
Apr-22	$18,309	$22,464	$17,835
May-22	$18,771	$22,505	$18,177
Jun-22	$17,179	$20,648	$16,382
Jul-22	$19,021	$22,552	$17,968
Aug-22	$18,103	$21,632	$17,400
Sep-22	$16,437	$19,640	$15,626
Oct-22	$18,712	$21,230	$17,594
Nov-22	$19,365	$22,416	$18,131
Dec-22	$18,255	$21,125	$16,942
Jan-23	$20,047	$22,452	$18,558
Feb-23	$20,184	$21,904	$18,130
Mar-23	$19,251	$22,708	$16,830
Apr-23	$18,750	$23,063	$16,411
May-23	$18,476	$23,163	$16,088
Jun-23	$19,752	$24,693	$17,366
Jul-23	$20,616	$25,487	$18,676
Aug-23	$19,783	$25,081	$17,778
Sep-23	$18,787	$23,885	$16,852
Oct-23	$17,828	$23,383	$15,847
Nov-23	$19,130	$25,518	$17,273
Dec-23	$20,933	$26,678	$19,423
Jan-24	$20,212	$27,126	$18,541
Feb-24	$20,905	$28,574	$19,147
Mar-24	$21,801	$29,494	$19,986
Apr-24	$20,882	$28,289	$18,713
May-24	$22,093	$29,692	$19,588
Jun-24	$21,778	$30,757	$19,258
Jul-24	$23,558	$31,132	$21,605
Aug-24	$23,310	$31,887	$21,199
Sep-24	$23,310	$32,568	$21,213
Oct-24	$22,713	$32,272	$20,881
Nov-24	$25,028	$34,167	$22,895
Dec-24	$23,130	$33,352	$20,987
Jan-25	$23,655	$34,281	$21,419
Feb-25	$22,378	$33,834	$20,599
Mar-25	$20,803	$31,928	$19,362
Apr-25	$19,921	$31,711	$18,585
May-25	$20,966	$33,707	$19,366
Jun-25	$22,034	$35,421	$20,324
Jul-25	$22,220	$36,216	$20,683
Aug-25	$23,406	$36,950	$22,435
Sep-25	$23,406	$38,299	$22,886
Oct-25	$23,344	$39,196	$22,943

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Class	2.78%	10.46%	8.85%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 2000® Value Index	9.87%	13.85%	8.66%

Material Change Date	Nov. 01, 2024
AssetsNet		$ 2,081,821,000
Holdings Count | Holding		58
Advisory Fees Paid, Amount		$ 16,788,000
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$2,081,821
Number of Investments	58
Total Net Advisory Fees Paid (in thousands)	$16,788
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	30.3%
Financials	26.5%
Information Technology	17.6%
Energy	6.5%
Consumer Discretionary	5.9%
Real Estate	4.2%
Materials	3.4%
Health Care	2.1%
Utilities	1.8%
Consumer Staples	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

Effective March 1, 2025, Harbor Services Group, Inc., the Fund’s transfer and shareholder servicing agent, received a fee of up to 0.20% of the Investor Class shares average daily net assets. Prior to March 1, 2025, the fee received was up to 0.21% of the Investor Class shares average daily net assets.

Material Fund Change Expenses [Text Block]

Effective March 1, 2025, Harbor Services Group, Inc., the Fund’s transfer and shareholder servicing agent, received a fee of up to 0.20% of the Investor Class shares average daily net assets. Prior to March 1, 2025, the fee received was up to 0.21% of the Investor Class shares average daily net assets.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.